As filed with the Securities and Exchange Commission on September 17, 2010
                     Registration Nos. 033-24848; 811-05669

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                  Post-Effective Amendment No. 72          [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
                          Amendment No. 73          [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
               (Address of Principal Executive Office) (Zip Code)

       (800) 282-5706 (Registrant's Telephone Number, including Area Code)

                                 E. Keith Wirtz
                                    President
                                Fifth Third Funds
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 David A. Sturms
                                Vedder Price P.C.
                            222 North LaSalle Street
                             Chicago, IL 60601-1003

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On _______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ X ] On November 19, 2010 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

                                                               FIFTH THIRD FUNDS

[FIFTH THIRD GLOBE LOGO]

--------------------------------------------------------------------------------------------------------------
                                       Class    Class    Class   Institutional   Select   Preferred   Trust
                                         A        B        C        Class        Class      Class     Class
--------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund      KNEMX    FTGBX    FTGCX      KNEEX
--------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund        FSMCX    FBMBX    FCMCX      FMCIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund        FSQGX    FSBQX    FSQCX      FQGIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Dividend Growth Fund       FSPIX    FTPBX    FTPCX      FPFIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund       MXCAX    MXCBX    MXCSX      MXAIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund       FTVAX    FTVBX    FTVCX      FTVIX
--------------------------------------------------------------------------------------------------------------
Fifth Third All Cap Value Fund         MXLAX    MXLBX    MXLCX      MXEIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap
Value Fund                             FSSIX    FBEQX    FEQCX      FEINX
--------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund          KNIDX    FBINX    FCINX      KNIEX         KNISX     KNIPX      KNITX
--------------------------------------------------------------------------------------------------------------
Fifth Third International Equity
Fund                                   FSIEX    FBIEX    FTECX      FIEIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund      FFSAX    FFSBX    FRACX      MXIIX
--------------------------------------------------------------------------------------------------------------
Fifth Third High Yield Bond Fund       FTYAX    FTYBX    FTYCX      FTYIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Total Return Bond Fund     KIFIX    FBBDX    FCBDX      KNIIX
--------------------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund       KNLIX             KNLCX      KNLMX
--------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market
Fund                                   FSCXX    FBPXX    FPCXX      FCPXX
--------------------------------------------------------------------------------------------------------------
Fifth Third Institutional Money
Market Fund                                                         LSIXX         LSSXX     LSPXX      LSTXX
--------------------------------------------------------------------------------------------------------------
Fifth Third Institutional
Government Money Market Fund                                        KGIXX         KGSXX     KGPXX      KGTXX
--------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money
Market Fund                                                         FQTXX         FTSXX     FTPXX      FTTXX
--------------------------------------------------------------------------------------------------------------

PROSPECTUS

NOVEMBER 19, 2010

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                             [FIFTH THIRD ASSET MANAGEMENT LOGO]

TABLE OF CONTENTS

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

SUMMARY ........................................................................   1
      Small Cap Growth Fund ....................................................   1
      Mid Cap Growth Fund.......................................................   6
      Quality Growth Fund.......................................................  12
      Dividend Growth Fund......................................................  18
      Micro Cap Value Fund .....................................................  24
      Small Cap Value Fund......................................................  30
      All Cap Value Fund .......................................................  35
      Disciplined Large Cap Value Fund .........................................  40
      Equity Index Fund ........................................................  45
      International Equity Fund ................................................  51
      Strategic Income Fund.....................................................  57
      High Yield Bond Fund .....................................................  64
      Total Return Bond Fund ...................................................  70
      Short Term Bond Fund......................................................  76
      Prime Money Market Fund ..................................................  82
      Institutional Money Market Fund ..........................................  87
      Institutional Government Money Market Fund ...............................  92
      U.S. Treasury Money Market Fund ..........................................  97
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS ............................ 102
      Name Policy............................................................... 102
      Investment Practices ..................................................... 102
      Investment Risks ......................................................... 112
      Additional Information about the Fund .................................... 114
PORTFOLIO HOLDINGS ............................................................. 115
FUND MANAGEMENT ................................................................ 115
      Investment Adviser and Subadviser ........................................ 115
      Portfolio Managers ....................................................... 116
SHAREHOLDER INFORMATION ........................................................ 121
      Purchasing and Selling Fund Shares ....................................... 121
      Purchasing and Adding To Your Shares ..................................... 122
      Abusive Trading Practices ................................................ 122
      Additional Shareholder Information........................................ 123
      Selling Your Shares ...................................................... 125
      Exchanging Your Shares ................................................... 126
      Share Class Selection .................................................... 127
      Applicable Sales Charges.................................................. 128
      Distribution and Service Fees............................................. 131
      Additional Policies....................................................... 132
DIVIDENDS AND CAPITAL GAINS .................................................... 133
TAX CONSIDERATIONS ............................................................. 133
      Federal Income Tax........................................................ 134
      Foreign Investments ...................................................... 134
      State and Local Taxes .................................................... 135
FINANCIAL HIGHLIGHTS ........................................................... 135

SUMMARY - FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information- Distribution Arrangements/Sales Charges for the Funds on page ___ of the Fund's Prospectus and, in the Fund's Statement of Additional Information, in Purchasing Shares of the Funds on page ___.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)                                                      5.00%(1),(2)         None         None              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING
PRICE)                                                                     None       5.00%(3)     1.00%(4)              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                                       None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.70%          0.70%        0.70%             0.70%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT              %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000(R) Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of September 30, 2010, the market capitalization of companies included in the Russell 2000 Growth Index was approximately $___ billion. The median market capitalization of companies included in the Russell 2000 Growth Index was approximately $___ million.

The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the small cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Adviser believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Adviser uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth Index and monitoring risk statistics relative to the Russell 2000 Growth Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

SMALLER COMPANY RISK. Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                               -0.59
2001                                               -4.51
2002                                              -25.19
2003                                               40.11
2004                                                5.86
2005                                                4.33
2006                                               11.82
2007                                               10.77
2008                                              -44.38
2009                                               35.74

                       [END CHART]

Best quarter:           [Q4 2001        20.46%]
Worst quarter:          [Q4 2008       -30.98%]
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST     PAST       PAST
                                                                                      DATE         YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                              12/4/92
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             28.89%   -1.50%     -0.24%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             28.89%   -3.93%     -1.96%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                     18.78%   -1.23%     -0.22%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     11/2/92
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              29.97%   -1.40%     -0.48%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     11/2/92
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             34.88%   -1.25%     -0.48%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                  11/2/92
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             36.31%   -0.21%      0.55%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                  34.47%    0.87%     -1.37%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Scott A. Billeadeau            Martin E. Hargrave
 Portfolio Manager              Portfolio Manager
 Since February 2005            Since August 2006

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Growth of capital. Income is a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)                                                      5.00%(1),(2)         None         None              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING
PRICE)                                                                     None       5.00%(3)     1.00%(4)              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                                       None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C           SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.80%          0.80%        0.80%             0.80%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
REIMBURSEMENT                                                                 %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell Midcap(R) Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of September 30, 2010, the market capitalization of companies included in the Russell Midcap Growth Index ranged from approximately $___million to approximately $___ billion. The average market capitalization of companies included in the Russell Midcap Growth Index was $___ billion and the median market capitalization was approximately $____ billion.

The Adviser considers growth companies to be those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell Midcap Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                                6.54
2001                                               -6.53
2002                                              -30.65
2003                                               37.27
2004                                                7.94
2005                                               11.05
2006                                                9.74
2007                                                8.26
2008                                              -45.74
2009                                               40.60

                       [END CHART]

Best quarter:           [Q__ 20__      [____]%]
Worst quarter:          [Q4 2008              -27.67%]
Year to Date Return (1/1/10 to 9/30/10):      [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST     PAST       PAST
                                                                                      DATE         YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                              1/1/85
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             33.50%   -0.89%     -0.22%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             33.50%   -2.60%     -1.43%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                     21.78%   -0.72%     -0.26%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     1/1/85
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              34.64%   -0.84%     -0.46%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     1/1/85
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             39.75%   -0.59%     -0.44%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                  1/1/85
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             40.98%    0.36%      0.56%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                46.29%    2.40%     -0.52%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Jon Fisher                     E. Keith Wirtz
 Portfolio Manager              Portfolio Manager
 Since April 2010               Since April 2010

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Growth of capital. Income is a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)                                                      5.00%(1),(2)         None         None              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING
PRICE)                                                                     None       5.00%(3)     1.00%(4)              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                                       None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C           SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.80%          0.80%        0.80%             0.80%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
REIMBURSEMENT                                                                 %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies.

The Adviser considers growth companies to be those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $2 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents.

The Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Fund may engage in securities lending.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000(R) Growth Index and monitoring risk statistics relative to the Russell 1000(R) Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock's price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

INCOME RISK. Decreasing interest rates may cause the Fund's income to decline.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

LARGE AND MEDIUM-SIZED COMPANY RISK. Larger, more established companies tend to operate in mature markets, which present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                               -4.00
2001                                              -13.99
2002                                              -32.71
2003                                               31.10
2004                                               -1.09
2005                                                5.96
2006                                                4.67
2007                                               21.15
2008                                              -36.99
2009                                               29.14

                       [END CHART]

Best quarter:           [Q4 2001       19.24%]
Worst quarter:          [Q4 2008       -22.70%]
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   INCEPTION       PAST     PAST       PAST
                                                                                   DATE            YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                           1/1/83
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              22.66%   0.77%      -2.86%
-------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions                                                              22.60%   -0.02%     -3.54%
-------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions and Sale of Fund Shares                                      14.73%   0.53%      -2.47%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  1/1/83
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              23.17%   0.71%      -3.10%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  1/1/83
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              28.17%   1.03%      -3.07%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                               1/1/83
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              29.40%   2.06%      -2.12%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Mark Demos                 Amy Denn                   Jon Fisher
 Portfolio Manager          Portfolio Manager          Portfolio Manager
 Since November 2007        Since November 2006        Since September 2007

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               INSTITUTIONAL
                                                                             CLASS A    CLASS B      CLASS C         SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)                                                           5.00%(1),(2)      None          None          None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)                 None     5.00%(3)     1.00%(4)          None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS
(AS A % OF OFFERING PRICE)                                                      None        None          None          None
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                             None        None          None          None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                                    None        None          None          None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.80%          0.80%        0.80%             0.80%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
REIMBURSEMENT                                                                 %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 50 to 75 stocks. The Fund is designed to provide long-term capital appreciation by investing at least 80% of its assets in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Adviser will attempt to find companies with a track record of consistent growth in earnings and dividends. The Fund may also invest up to 20% of its assets in attractive growth or attractive value companies and/or companies with a low price/earnings ratio that may or may not pay a dividend. The Adviser will focus on several key areas in implementing the Fund's investment strategy.

The Adviser will typically employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Adviser will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Adviser will typically seek companies that are experiencing consistent earnings and dividend growth by searching for companies that have reported increased earnings and/or dividends over the last several reporting periods.

The Adviser will typically also rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Adviser typically will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that is intended to aid in the identification of attractive new ideas warranting further consideration.

The Adviser will typically also conduct an analysis of company fundamentals and historical valuations. The Adviser will typically utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

The Fund's disciplined approach will continue once a stock is purchased and the Adviser will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate.

The Adviser will typically also employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters described above, or if another company is identified to have greater fundamental potential, the stock may be sold.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

LARGER COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                              -19.95
2001                                              -22.00
2002                                              -29.90
2003                                               20.12
2004                                                4.28
2005                                                4.20
2006                                               12.93
2007                                               11.61
2008                                              -34.83
2009                                               20.02

                       [END CHART]

Best quarter:           [Q4 2003       12.70%]
Worst quarter:          [Q4 2008       -23.05%]
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST     PAST       PAST
                                                                                      DATE         YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                              3/4/85
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             14.02%   -0.49%     -6.06%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             13.46%   -0.92%     -6.33%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                      9.07%   -0.65%     -5.00%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     3/4/85
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              14.12%   -0.62%     -6.21%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     3/4/85
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             19.05%   -0.26%     -6.30%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                  3/4/85
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             20.31%    0.76%     -5.36%
-------------------------------------------------------------------------------------------------------------------------------
S & P 500(R) INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                            26.46%    0.42%     -0.95%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER
Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Amy Denn                       Peter Kwiatkowski
 Portfolio Manager              Portfolio Manager
 Since March 2009               Since August 2005

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)                                                      5.00%(1),(2)         None         None              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING
PRICE)                                                                     None       5.00%(3)     1.00%(4)              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                                       None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C           SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           1.00%          1.00%        1.00%             1.00%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
REIMBURSEMENT                                                                 %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap(R) Value Index, or companies with similar size characteristics. As of September 30, 2010, the market capitalization range for companies contained within the Russell Microcap Value Index was approximately $___ million to $__ million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser's criteria above, the Adviser looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may engage in securities lending. The Fund may also invest up to 10% of its assets in foreign securities.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

MICRO CAP COMPANY RISK. Stocks of micro cap companies may be very sensitive to changing economic conditions and market downturns because micro cap companies often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                              -1.38
2001                                              22.13
2002                                               0.08
2003                                              69.16
2004                                              22.97
2005                                              -0.60
2006                                              12.43
2007                                              -9.90
2008                                             -30.69
2009                                              33.88

                       [END CHART]

Best quarter:           Q__ 20__       [____]%
Worst quarter:          Q__ 20__       [-__]%
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST     PAST       PAST
                                                                                      DATE         YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                              2/1/98
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             27.13%   -2.35%     8.38%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             27.13%   -5.32%     6.04%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                     17.64%   -1.94%     7.06%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     2/1/98
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                              27.43%   -2.19%     8.23%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     2/1/98
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             32.88%   -2.02%     8.34%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                  2/1/98
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) VALUE INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                   20.58%   -0.01%     8.27%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL MICROCAP(R) VALUE INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR         since
   TAXES)                                                                             inception
                                                                                      from 6/00    17.52%   -3.55%     7.95%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Eric J. Holmes                 Joseph W. Kremer
 Portfolio Manager              Portfolio Manager
 Since April 2005               Since July 2008

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C           SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)                                                      5.00%(1),(2)         None         None             None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING
PRICE)                                                                     None       5.00%(3)     1.00%(4)             None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                                       None           None         None             None
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None             None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None             None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.90%          0.90%        0.90%             0.90%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
-------------------------------------------------------------------------------------------------------------------------------
REIMBURSEMENT                                                                 %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000(R) Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of September 30, 2010, the market capitalization of companies included in the Russell 2000 Value Index was approximately $___ billion. The median market capitalization of companies included in the Russell 2000 Value Index was $___ million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SMALLER COMPANY RISK. Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

     [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2004                                               11.43
2005                                               11.66
2006                                               13.43
2007                                               -4.52
2008                                              -28.73
2009                                               33.55

                       [END CHART]

Best quarter:           [Q4 2004         7.77%]
Worst quarter:          [Q4 2008       -27.57%]
Year to Date Return (1/1/10 to 9/30/10):        ____%]

AVERAGE ANNUAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST    PAST       SINCE
                                                                                      DATE         YEAR    5 YEARS    INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                               4/1/03
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             26.85%   1.80%       8.02%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             26.66%  -0.04%       5.95%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                     17.46%   0.90%       6.13%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                      4/1/03
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             27.61%   1.79%       8.04%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                      4/1/03
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             32.62%   2.08%       8.02%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                   4/1/03
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             33.94%   3.13%       9.13%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    20.58%  -0.01%       9.80%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

The investment adviser for the Fund is Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Joseph W. Kremer               Eric Holmes
 Portfolio Manager              Portfolio Manager
 Since November 2005            Since July 2008

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD ALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
High level of total return (using a combination of capital appreciation and income).

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF          5.00%(1,2)           None         None              None
OFFERING PRICE)
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)            None       5.00%(3)     1.00%(4)              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                          None           None         None              None
DIVIDENDS (AS A % OF OFFERING PRICE)
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           1.00%          1.00%        1.00%             1.00%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT              %             %             %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities in which the Fund invests consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000(R) Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

SMALLER COMPANY RISK. Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                               23.33
2001                                                7.54
2002                                              -16.01
2003                                               40.23
2004                                               15.12
2005                                                7.41
2006                                               20.29
2007                                                2.10
2008                                              -41.24
2009                                               26.54

                       [END CHART]

Best quarter:           [Q2 2003        23.06%]
Worst quarter:          [Q4 2008       -24.57%]
Year to Date Return (1/1/10 to 9/30/10):        _____%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST     PAST       PAST
                                                                                      DATE         YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                              9/30/89
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             20.22%    -1.40%    5.29%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             19.68%    -3.24%    3.74%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                     13.09%    -1.27%    4.34%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     9/30/89
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             20.44%    -1.39%    5.18%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     9/30/89
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             25.54%    -1.15%    5.18%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                  9/30/89
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             26.79%    -0.15%    6.12%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    19.76%    -0.24%    2.88%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  34.21%     1.98%    7.58%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Peter M. Klein           Mary Jane Matts             Ted Moore
 Portfolio Manager        Portfolio Manager           Portfolio Manager
 Since January 2003       Since November 2007         Since July 2008

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital appreciation with current income as a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C            SHARES
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF          5.00%(1,2)           None         None              None
OFFERING PRICE)
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)            None       5.00%(3)     1.00%(4)              None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                          None           None         None              None
DIVIDENDS (AS A % OF OFFERING PRICE)
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                        None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                               None           None         None              None
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INSTITUTIONAL
                                                                        CLASS A        CLASS B      CLASS C           SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.80%          0.80%        0.80%             0.80%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                         0.25%          1.00%        0.75%              None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                               %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                    %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT              %              %            %                 %
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                       $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
   Assuming Redemption               $                 $              $               $
----------------------------------------------------------------------------------------------
   Assuming No Redemption            $                 $              $               $
----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $                 $              $               $
----------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000(R) Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of September 30, 2010, the market capitalization of companies included in the Russell 1000 Value Index was approximately $___ billion. The average market capitalization of companies included in the Russell 1000 Value Index was approximately $___ billion and the median market capitalization was approximately $___ billion.

The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company's fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

LARGER COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional Shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

    [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                               12.36
2001                                              -12.58
2002                                              -14.00
2003                                               33.88
2004                                               13.40
2005                                                5.75
2006                                               20.79
2007                                                1.26
2008                                              -36.57
2009                                               21.25

                       [END CHART]

Best quarter:           [Q2 2003       18.93%]
Worst quarter:          [Q4 2008       -22.70%]
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION    PAST     PAST       PAST
                                                                                      DATE         YEAR     5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                              1/1/83
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             15.18%   -1.12%     1.94%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                             14.53%   -2.72%     0.66%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                     9.81%   -1.24%     1.30%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     1/1/83
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             15.38%   -1.13%     1.82%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     1/1/83
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             20.39%   -0.86%     1.72%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                  1/1/83
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                             21.47%    0.14%     2.74%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                   19.69%   -0.25%     2.47%
-------------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Mary Jane Matts         Scott Richter
 Portfolio Manager       Portfolio Manager
 Since July 2005         Since September 2007

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital appreciation with current income as a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------
                                                                             INSTITUTIONAL     PREFERRED     SELECT      TRUST
                                        CLASS A      CLASS B     CLASS C            SHARES        SHARES     SHARES     SHARES
------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)           5.00%(1,2)        None        None              None          None       None       None
IMPOSED ON PURCHASES (AS A % OF
OFFERING PRICE)
------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE              None      5.00%(3)    1.00%(4)             None          None       None       None
(LOAD) (AS A % OF OFFERING PRICE)
------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                None         None        None              None          None       None       None
IMPOSED ON REINVESTED DIVIDENDS
(AS A % OF OFFERING PRICE)
------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF         None         None        None              None          None       None       None
AMOUNT REDEEMED)
------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                               None         None        None              None          None       None       None
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------
                                                                           INSTITUTIONAL      PREFERRED      SELECT       TRUST
                                    CLASS A      CLASS B      CLASS C             SHARES         SHARES      SHARES      SHARES
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                       0.30%        0.30%        0.30%              0.30%          0.30%       0.30%       0.30%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES     0.25%        1.00%        0.75%               None           None        None        None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                            %            %            %                  %              %           %           %
-------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND                    %            %            %                  %              %           %           %
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING               %            %            %                  %              %           %           %
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE                 %            %            %                  %              %           %           %
REIMBURSEMENT(5)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING               %            %            %                  %              %           %           %
EXPENSES AFTER EXPENSE
REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------------

1.    Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES                      $          $           $           $
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
    Assuming Redemption             $          $           $           $
--------------------------------------------------------------------------------
    Assuming No Redemption          $          $           $           $
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
    Assuming Redemption             $          $           $           $
--------------------------------------------------------------------------------
    Assuming No Redemption          $          $           $           $
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                $          $           $           $
--------------------------------------------------------------------------------
PREFERRED SHARES                    $          $           $           $
--------------------------------------------------------------------------------
SELECT SHARES                       $          $           $           $
--------------------------------------------------------------------------------
TRUST SHARES                        $          $           $           $
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S & P 500")*. The Adviser attempts to track the performance of the S & P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S & P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S & P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

-----------------------
* S & P 500 is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund may engage in securities lending.

The Adviser may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

DERIVATIVES RISK. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S & P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                            -9.52
2001                           -12.45
2002                           -22.53
2003                            27.81
2004                            10.39
2005                             4.47
2006                            15.33
2007                             5.01
2008                           -37.12
2009                            26.05

             [END CHART]

Best quarter:           [Q2 2003       15.22%]
Worst quarter:          [Q4 2008       -21.85%]
Year to Date Return (1/1/10 to 9/30/10):       [ ]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

--------------------------------------------------------------------------------------------------------------------
                                                                           INCEPTION   PAST      PAST      PAST
                                                                           DATE        YEAR      5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                   11/25/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  19.73%    -0.97%    -1.91%
--------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                  18.96%    -1.56%    -2.42%
--------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                          12.76%    -1.15%    -1.88%
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           11/2/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  20.08%    -1.08%    -2.14%
--------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           11/2/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  25.04%    -0.71%    -2.15%
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                        11/2/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  26.32%     0.30%    -1.16%
--------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                            11/2/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  26.16%     0.15%    -1.31%
--------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                               11/2/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  26.30%     0.23%    -1.23%
--------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                11/2/92
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  26.02%     0.06%    -1.40%
--------------------------------------------------------------------------------------------------------------------
S & P 500(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  26.46%     0.42%    -0.95%
--------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Mark Koenig                    Michael P. Wayton
 Portfolio Manager              Portfolio Manager
 Since February 2005            Since February 2005

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares or Class C shares of the Fund is $1,000. The minimum initial investment in Institutional shares of Fund is $5,000,000. The minimum initial investment in Preferred shares of a Fund is $500,000. The minimum initial investment in Select shares of a Fund is $1,000,000. The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF         5.00%(1),(2)    None        None            None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING                 None      5.00%(3)   1.00%(4)          None
PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                        None        None       None            None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                      None        None       None            None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                             None        None       None            None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                        1.00%       1.00%       1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                      0.25%       1.00%       0.75%            None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                             %           %           %               %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                            %           %           %               %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       %           %           %               %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                 %           %           %               %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                         %           %           %               %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------

1.   Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
CLASS A SHARES                       $             $            $            $
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $             $            $            $
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

In managing the Fund, the Adviser adheres to a disciplined, quantitative ("bottom-up") process for stock selection and portfolio construction. The Adviser begins with an investment universe comprising the membership of the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). The Adviser may also consider international stocks which are not in the EAFE Index. The Adviser uses a quantitative multi-factor model to rank stocks in the investment universe. The primary factors upon which the Adviser ranks each stock are valuation factors, earnings quality, and investor sentiment and capital discipline. The Adviser believes such factors denote long-term success, and thus attempts to build a portfolio of stocks that have these positive characteristics. Secondarily, the Adviser may also modify the proportion or weighting for certain countries and/or sectors (e.g., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

The Adviser may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition related price gap, etc.). In addition, the Adviser may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that appear to be attractive based on the model's rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser typically seeks to monitor and control the Fund's country and industry weightings and the Fund's exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE Index. By doing so, the Adviser seeks to limit the Fund's volatility to that represented by the EAFE Index.

Although the Fund invests primarily in established foreign securities markets it may also invest in emerging market countries. The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

DERIVATIVES RISK. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in these kinds of stocks or in these areas, it will be exposed to heightened risks associated with these kinds of investments.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

GEOGRAPHIC CONCENTRATION RISK. Concentrating investments in a single country, a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund's performance may be more volatile when the Fund's investments are less diversified across countries.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an qinvestment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                 -14.43
2001                                 -18.01
2002                                 -13.96
2003                                  33.38
2004                                  15.64
2005                                  13.66
2006                                  22.05
2007                                  14.44
2008                                 -45.28
2009                                  26.03

                 [END CHART]

Best quarter:             Q__ 20__       [____]%
Worst quarter:            [Q3 2008       -21.83%]
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     PAST      PAST        PAST
                                                                                DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                         8/18/94
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        19.74%    0.78%       -0.32%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                        18.50%    -0.91%      -1.68%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                12.84%    0.19%       -0.78%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                8/18/94
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        19.80%    0.80%       -0.52%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                8/18/94
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        24.90%    1.05%       -0.59%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             8/18/94
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        26.19%    2.09%        0.40%
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R) (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                                                                   31.78%    3.54%        1.17%
-----------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Mark Koenig               Zhiqiang Sun              E. Keith Wirtz
 Portfolio Manager         Portfolio Manager         Portfolio Manager
 Since November 2007       Since November 2007       Since November 2003

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF         5.00%(1),(2)    None        None            None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING                 None     5.00%(3)    1.00%(4)          None
PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                        None       None        None            None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                      None       None        None            None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                             None       None        None            None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                      1.00%        1.00%      1.00%             1.00%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                    0.25%        1.00%      0.75%              None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                           %            %          %                 %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                          %            %          %                 %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     %            %          %                 %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                               %            %          %                 %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT         %            %          %                 %
---------------------------------------------------------------------------------------------------------------------

1.   Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc, the Fund's Adviser and Administrator, has contractually agreed to waive and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
CLASS A SHARES                       $             $            $            $
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $             $            $            $
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares.

The Fund will respond to and attempt to anticipate economic and market trends. The Adviser seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Adviser may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Adviser seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research and analysis, the Adviser reviews companies based on such factors as sales, assets, earnings, markets, and management, and the Adviser searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and the Adviser believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, the Adviser intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Adviser to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Adviser, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.

The Fund may engage in securities lending.

The Adviser may consider selling one of the Fund's holdings when: deterioration in a company's strategic position, growth prospects, or financial reporting issues is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser's proprietary credit risk model; a company's valuations are no longer attractive; or a better opportunity arises.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CLOSED-END INVESTMENT COMPANY RISK. Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

CREDIT RISK. The credit quality of the Fund's securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

NON-INVESTMENT GRADE SECURITIES RISK. High yield, or non-investment grade securities (also known as "junk bonds"), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

PRE-PAYMENT/CALL RISK. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                    16.01
2001                                    12.65
2002                                     7.45
2003                                     9.83
2004                                     6.70
2005                                     1.59
2006                                     8.00
2007                                    -1.55
2008                                   -20.90
2009                                    36.56

                  [END CHART]

Best quarter:             [Q2 2000         5.99%]
Worst quarter:            [Q3 2008         -18.49%]
Year to Date Return (1/1/10 to 9/30/10):          [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     PAST      PAST        PAST
                                                                                DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                         3/10/85
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        29.79%     1.82%      6.05%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                        25.91%    -0.34%      3.86%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                19.02%     0.33%      3.91%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                3/10/85
-----------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                         30.42%     1.79%      5.92%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                3/10/85
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        35.46%     2.11%      5.87%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             3/10/85
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        36.80%     3.12%      6.94%
-----------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                                                         5.93%      4.97%      6.33%
-----------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL INTERMEDIATE CREDIT BOND INDEX(R) (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                                                                   15.93%     4.76%      6.39%
-----------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

John L. Cassady III     Peter Kwiatkowski       Mirko M. Mikelic        Mitchell L. Stapley     David L. Withrow
Portfolio Manager       Portfolio Manager       Portfolio Manager       Portfolio Manager       Portfolio Manager
Since November 2009     Since February 2005     Since November 2007     Since November 2007     Since November 2007

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA

02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
High level of income. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF         4.75%(1),(2)    None        None            None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)         None      5.00%(3)    1.00%(4)          None
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                       None        None        None            None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                     None        None        None            None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                            None        None        None            None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.70%         0.70%       0.70%            0.70%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                   0.25%         1.00%       0.75%             None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                          %             %           %                %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                         %             %           %                %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                    %             %           %                %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                              %             %           %                %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                      %             %           %                %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------

1.   Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
CLASS A SHARES                       $             $            $            $
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund's investment subadviser analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment subadviser implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment subadviser then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

The Fund may engage in securities lending.

When the investment subadviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT RISK. The credit quality of the Fund's securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund's investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

INVESTMENT DISCRETION RISK. There is no guarantee that the investment subadviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

LIQUIDITY RISK. Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund's net asset value and limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

NON-INVESTMENT GRADE SECURITIES RISK. High yield, or non-investment grade securities (also known as "junk bonds"), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad based-securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2006                                         7.88
2007                                         2.60
2008                                       -24.14
2009                                        53.79

                   [END CHART]

Best quarter:            [Q4 2006          3.73%]
Worst quarter:           [Q4 2008          -18.82%]
Year to Date Return (1/1/10 to 9/30/10):          [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

--------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION      PAST      SINCE
                                                                             DATE           YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                      11/29/05
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        46.55%      5.19%
--------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                        41.91%      2.35%
--------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                29.74%      2.68%
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)             11/29/05
--------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                         47.72%      5.36%
--------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)             11/29/05
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        52.66%      5.75%
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                          11/29/05
--------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        54.17%      6.82%
--------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA MERRILL LYNCH US HIGH YIELD CASH PAY INDEX (FORMERLY BANK
   OF AMERICA HIGH YIELD MASTER INDEX(R)) (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                                                         56.28%       7.17%
------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

INVESTMENT SUBADVISER

Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

 Mitchell L. Stapley      J. Kevin Seagraves       Brendan M. White
 Portfolio Manager        Portfolio Manager        Portfolio Manager
 Since November 2005      Since November 2005      Since November 2005

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
High current income. Capital growth is a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF         4.75%(1),(2)    None        None            None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING                None      5.00%(3)    1.00%(4)          None
PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                       None        None        None            None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                     None        None        None            None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                            None        None        None            None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.60%         0.60%       0.60%            0.60%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                   0.25%         1.00%       0.75%             None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                          %             %           %                %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                         %             %           %                %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                    %             %           %                %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                              %             %           %                %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                      %             %           %                %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------

1.   Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
CLASS A SHARES                       $             $            $            $
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $             $            $            $
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Adviser considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer's prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly creditworthy. On September 7, 2008 however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although the Adviser considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Adviser may, from time to time, shorten or lengthen the duration of the Fund's portfolio to protect principal in the event of rising or falling interest rates. In addition, the Adviser may adjust the Fund's sector weightings and duration to attempt to capture additional returns relative to the Fund's benchmark.

The Fund may engage in securities lending.

The Adviser may consider selling one of the Fund's holdings when a deterioration in a company's creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT RISK. The credit quality of the Fund's securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund's investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. The volatility of non-investment grade debt securities may be greater than for investment grade securities.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

PRE-PAYMENT/CALL RISK. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                       11.65
2001                                        6.99
2002                                        9.35
2003                                        2.85
2004                                        3.52
2005                                        1.86
2006                                        3.69
2007                                        4.04
2008                                      -12.63
2009                                       13.03

                    [END CHART]

Best quarter:            [Q3 2001         5.29%]
Worst quarter:           [Q4 2008         -5.30%]
Year to Date Return (1/1/10 to 9/30/10):         [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     PAST      PAST        PAST
                                                                                DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                         3/22/95
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                         7.70%     0.66%      3.70%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                         5.76%    -1.00%      1.93%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                 4.93%    -0.39%      2.10%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                3/20/95
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                         7.17%     0.57%      3.41%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                3/20/95
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        12.04%     0.89%      3.40%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             3/20/95
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        13.17%     1.90%      4.44%
-----------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(R) (REFLECTS NO DEDUCTION FOR FEES,
    EXPENSES OR TAXES)                                                                         5.93%     4.97%      6.33%
-----------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

John L. Cassady III     Mirko M. Mikelic      Jason Schwartz          Mitchell L. Stapley     David L. Withrow
Portfolio Manager       Portfolio Manager     Portfolio Manager       Portfolio Manager       Portfolio Manager
Since October 2001      Since April 2005      Since November 2007     Since March 1995        Since November 2007

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD SHORT TERM BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Current income.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------
                                                                                              INSTITUTIONAL
                                                                     CLASS A     CLASS C             SHARES
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF         3.00%(1),(2)    None               None
OFFERING PRICE)
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)         None      1.00%(3)             None
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS             None        None               None
(AS A % OF OFFERING PRICE)
-------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                     None        None               None
-------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                            None        None               None
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------
                                                                                              INSTITUTIONAL
                                                                     CLASS A     CLASS C             SHARES
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                        0.50%       0.50%              0.50%
-------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                      0.25%       0.75%               None
-------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                             %           %                  %
-------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                            %           %                  %
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       %           %                  %
-------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                 %           %                  %
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                         %           %                  %
REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------

1.   Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37-month period for the Short Term Bond Fund in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
CLASS A SHARES                       $             $            $            $
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $             $            $            $
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008 however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield, yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. The Adviser may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund's benchmark.

The Adviser may consider selling one of the Fund's holdings when a deterioration in a company's creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT RISK. The credit quality of the Fund's securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant NAV deterioration. The issuer of a debt security (or borrower/counterparty to a repurchase or reverse repurchase agreement) may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

FIXED INCOME SECURITIES RISK. The market value of the Fund's investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. The volatility of non-investment grade debt securities may be greater than for investment grade securities.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

NON-INVESTMENT GRADE SECURITIES RISK. High yield, or non-investment grade securities (also known as "junk bonds"), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

PRE-PAYMENT/CALL RISK. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns of Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                       7.96
2001                                       7.75
2002                                       4.70
2003                                       1.86
2004                                       0.51
2005                                       1.40
2006                                       3.93
2007                                       5.31
2008                                      -1.85
2009                                       9.29

                  [END CHART]

Best quarter:            [Q3 2001           3.15%]
Worst quarter:           [Q4 2008           -2.10%]
Year to Date Return (1/1/10 to 9/30/10):          [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     PAST      PAST        PAST
                                                                                DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                         12/4/92
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        6.06%     2.92%       3.72%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                        4.96%     1.63%       2.21%
-----------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                                3.92%     1.73%       2.26%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                11/2/92
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        8.33%     2.76%       3.20%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             11/2/92
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                        9.42%     3.78%       4.23%
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX(R) (REFLECTS NO
    DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    3.84%     4.27%       4.80%
-----------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

John L. Cassady III     John P. Hoeting       Jason Schwartz         Mitchell L. Stapley     David L. Withrow
Portfolio Manager       Portfolio Manager     Portfolio Manager      Portfolio Manager       Portfolio Manager
Since November 2007     Since April 2004      Since November 2007    Since November 1996     Since May 2002

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares or Class C shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Current income consistent with stability of principal.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF             None        None        None            None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)         None      5.00%(1)    1.00%(2)          None
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                       None        None        None            None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                     None        None        None            None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                            None        None        None            None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                     CLASS A     CLASS B     CLASS C          SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.40%      0.40%       0.40%           0.40%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                       0.25%      1.00%       0.75%            None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                              %          %           %               %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                             %          %           %               %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                        %          %           %               %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)                                  %          %           %               %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT            %           %          %               %
---------------------------------------------------------------------------------------------------------------------

1. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
2. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
3. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
CLASS A SHARES                       $             $            $            $
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
    Assuming Redemption              $             $            $            $
----------------------------------------------------------------------------------------
    Assuming No Redemption           $             $            $            $
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

The Fund invests at least 97% of its portfolio in high quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Adviser. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities.

The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT (OR DEFAULT) RISK. The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.

REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                    5.80
2001                                    3.59
2002                                    1.19
2003                                    0.49
2004                                    0.69
2005                                    2.53
2006                                    4.35
2007                                    4.67
2008                                    2.25
2009                                    0.20

                  [END CHART]

Best quarter:          [Q___             ____%]
Worst quarter:         [Q___             ____%]
Year to Date Return (1/1/10 to 9/30/10):          _____%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     PAST      PAST        PAST
                                                                                DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                         6/14/89
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                         0.20%    2.79%       2.57%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                6/14/89
-----------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                         -4.95%    1.77%       1.93%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                6/14/89
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                         0.05%    2.14%       1.95%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             6/14/89
-----------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                         0.33%    3.02%       2.81%
-----------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Current income from short-term securities consistent with the stability of principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL    PREFERRED     SELECT      TRUST
                                                                          SHARES       SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF                 None         None       None       None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING                    None         None       None       None
PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                           None         None       None       None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                         None         None       None       None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                                None         None       None       None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL    PREFERRED     SELECT      TRUST
                                                                          SHARES       SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                            0.40%        0.40%      0.40%      0.40%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                           None         None       None       None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                 %            %          %          %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                                %            %          %          %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                           %            %          %          %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(1)                                     %            %          %          %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                             %            %          %          %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------

1. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $             $            $            $
----------------------------------------------------------------------------------------
PREFERRED SHARES                     $             $            $            $
----------------------------------------------------------------------------------------
SELECT SHARES                        $             $            $            $
----------------------------------------------------------------------------------------
TRUST SHARES                         $             $            $            $
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Adviser. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT (OR DEFAULT) RISK. The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely or principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.

REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, ____________, or by calling _______________.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR]

2001                                                4.08
2002                                                1.78
2003                                                1.06
2004                                                1.26
2005                                                3.11
2006                                                4.95
2007                                                5.21
2008                                                2.89
2009                                                0.54

                        [END CHART]

Best quarter:          [Q1 2001          1.38%]
Worst quarter:         [Q4 2003          0.24%]
Year to Date Return (1/1/10 to 9/30/10):         [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)(1)

----------------------------------------------------------------------------------------------------------
                                                           INCEPTION     PAST      PAST        SINCE
                                                           DATE          YEAR      5 YEARS     INCEPTION
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                        4/11/00
----------------------------------------------------------------------------------------------------------
                                                                         0.54%     3.33%       3.03%
----------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                            10/20/03
----------------------------------------------------------------------------------------------------------
                                                                         0.39%     3.18%       2.76%
----------------------------------------------------------------------------------------------------------
SELECT SHARES                                               10/20/03
----------------------------------------------------------------------------------------------------------
                                                                         0.46%     3.25%       2.83%
----------------------------------------------------------------------------------------------------------
TRUST SHARES                                                10/20/03
----------------------------------------------------------------------------------------------------------
                                                                         0.32%     3.08%       2.66%
----------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Adviser was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Institutional shares of Fund is $5,000,000. The minimum initial investment in Preferred shares of a Fund is $500,000. The minimum initial investment in Select shares of a Fund is $1,000,000. The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional

Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Current income consistent with the stability of principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL    PREFERRED     SELECT      TRUST
                                                                          SHARES       SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF                 None         None       None       None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING                    None         None       None       None
PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                           None         None       None       None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                         None         None       None       None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                                None         None       None       None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL    PREFERRED     SELECT      TRUST
                                                                          SHARES       SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                            0.40%        0.40%      0.40%      0.40%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                           None         None       None       None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                 %            %          %          %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                                %            %          %          %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                           %            %          %          %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(1)                                     %            %          %          %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                             %            %          %          %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------

    1. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------
                                    1 YEAR        3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                $             $            $            $
---------------------------------------------------------------------------------------
PREFERRED SHARES                    $             $            $            $
---------------------------------------------------------------------------------------
SELECT SHARES                       $             $            $            $
---------------------------------------------------------------------------------------
TRUST SHARES                        $             $            $            $
---------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs, the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.

REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, ____________, or by calling _______________.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR]

2000                                                   6.03
2001                                                   3.86
2002                                                   1.48
2003                                                   0.84
2004                                                   1.19
2005                                                   3.05
2006                                                   4.88
2007                                                   5.06
2008                                                   2.43
2009                                                   0.31

                        [END CHART]

Best quarter:         [Q4 2000          1.56%]
Worst quarter:        [Q3 2003          0.18%]
Year to Date Return (1/1/10 to 9/30/10):         [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------
                                                      INCEPTION     PAST      PAST        PAST
                                                      DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                     6/2/97
-----------------------------------------------------------------------------------------------------------
                                                                    0.31%       3.13%          2.90%
-----------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                       10/20/03                           (Since Inception)
-----------------------------------------------------------------------------------------------------------
                                                                    0.18%       2.98%          2.59%
-----------------------------------------------------------------------------------------------------------
SELECT SHARES                                          10/20/03                           (Since Inception)
-----------------------------------------------------------------------------------------------------------
                                                                    0.23%       3.05%          2.66%
-----------------------------------------------------------------------------------------------------------
TRUST SHARES                                           10/20/03                           (Since Inception)
-----------------------------------------------------------------------------------------------------------
                                                                    0.14%       2.89%          2.50%
-----------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Adviser was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Institutional shares of Fund is $5,000,000. The minimum initial investment in Preferred shares of a Fund is $500,000. The minimum initial investment in Select shares of a Fund is $1,000,000. The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Stability of principal and current income consistent with stability of principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL    PREFERRED     SELECT      TRUST
                                                                          SHARES       SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF                 None         None       None       None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING                    None         None       None       None
PRICE)
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                           None         None       None       None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                         None         None       None       None
---------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                                None         None       None       None
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL    PREFERRED     SELECT      TRUST
                                                                          SHARES       SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                            0.40%        0.40%      0.40%      0.40%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                           None         None       None       None
---------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                 %            %          %          %
---------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                                %            %          %          %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                           %            %          %          %
---------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(1)                                     %            %          %          %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                             %            %          %          %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------

1. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $             $            $            $
----------------------------------------------------------------------------------------
PREFERRED SHARES                     $             $            $            $
----------------------------------------------------------------------------------------
SELECT SHARES                        $             $            $            $
----------------------------------------------------------------------------------------
TRUST SHARES                         $             $            $            $
----------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (GinnieMae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.

NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.

PRE-PAYMENT/CALL RISK. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, ____________, or by calling _______________.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR]

2000                                                  5.98
2001                                                  3.70
2002                                                  1.40
2003                                                  0.80
2004                                                  1.11
2005                                                  2.96
2006                                                  4.80
2007                                                  4.86
2008                                                  1.71
2009                                                  0.15

                       [END CHART]

Best quarter:           [Q4 2000           1.57%]
Worst quarter:          [Q4 2008           0.12%]
Year to Date Return (1/1/10 to 9/30/10):          [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

-----------------------------------------------------------------------------------------------------------
                                                      INCEPTION     PAST      PAST        PAST
                                                      DATE          YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                   12/12/88
-----------------------------------------------------------------------------------------------------------
                                                                    0.15%       2.88%         2.73%
-----------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                       10/20/03                          (Since Inception)
-----------------------------------------------------------------------------------------------------------
                                                                    0.08%       2.75%         2.39%
-----------------------------------------------------------------------------------------------------------
SELECT SHARES                                          10/20/03                          (Since Inception)
-----------------------------------------------------------------------------------------------------------
                                                                    0.11%       2.81%         2.45%
-----------------------------------------------------------------------------------------------------------
TRUST SHARES                                           10/20/03                          (Since Inception)
-----------------------------------------------------------------------------------------------------------
                                                                    0.05%       2.66%         2.30%
-----------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Institutional shares of Fund is $5,000,000. The minimum initial investment in Preferred shares of a Fund is $500,000. The minimum initial investment in Select shares of a Fund is $1,000,000. The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICY
--------------------------------------------------------------------------------

To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Adviser or investment subadviser. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

                                                                                  Micro   Small   All
                                                   Mid Cap   Quality   Dividend   Cap     Cap     Cap
                                     Small Cap     Growth    Growth    Growth     Value   Value   Value
                                     Growth Fund   Fund      Fund      Fund       Fund    Fund    Fund
Asset-Backed Securities              X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Common Stock                         X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Convertible Securities               X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Delayed Delivery/When-Issueds        X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Derivatives                          X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Call and Put Options              X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Custody Reciepts                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Futures and Related Options       X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Stock-Index Options               X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Structured Notes                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Swaps and Swaptions               X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Foreign Currency Transactions
--------------------------------------------------------------------------------------------------------
Guaranteed Investment Contracts      X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
High-Yield/High-Risk Debt
Securities                           X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Illiquid Securities                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Investment Company Securities        X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Closed-End Funds                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Exchange-Traded Funds ("ETFs")    X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Investment Grade Bonds               X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Loan Participations                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Money Market Instruments             X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Bankers' Acceptances              X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Certificates of Deposit           X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Commercial Paper                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Repurchase Agreements             X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Time Deposits                     X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities           X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Collateralized Mortgage
Obligations                          X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls                X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Municipal Securities                 X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Stand-by Commitments              X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Non-U.S. Traded Foreign Securities   X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Preferred Stocks                     X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts
(REITs)                              X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Restricted Securities                X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements        X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Securities Lending                   X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Short-Term Trading                   X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Small and Micro Cap Equities         X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Stripped Obligations                 X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities    X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
U.S. Traded Foreign Securities       X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------

                                                                                  Micro   Small   All
                                                   Mid Cap   Quality   Dividend   Cap     Cap     Cap
                                     Small Cap     Growth    Growth    Growth     Value   Value   Value
                                     Growth Fund   Fund      Fund      Fund       Fund    Fund    Fund
   American Depositary Receipts
  ("ADRs")                           X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
   Yankee Bonds and Similar Debt
  Obligations                        X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
       Canada Bonds                  X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
       Sovereign Bonds               X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations            X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Variable and Floating Rate
Instruments                          X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Warrants                             X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------
Zero-Coupon Debt Obligations         X             X         X         X          X       X       X
--------------------------------------------------------------------------------------------------------

                                                                                           High    Total    Short
                                        Disciplined                   Equity   Strategic   Yield   Return   Term
                                        Large Cap     International   Index    Income      Bond    Bond     Bond
                                        Value Fund    Equity Fund     Fund     Fund        Fund    Fund     Fund
Asset-Backed Securities                 X             X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Common Stock                            X             X               X        X
------------------------------------------------------------------------------------------------------------------
Convertible Securities                  X             X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Delayed Delivery/When-Issueds           X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Derivatives                             X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Call and Put Options                 X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Custody Reciepts                     X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Futures and Related Options          X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Stock-Index Options                  X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Structured Notes                     X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Swaps and Swaptions                  X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions                         X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Guaranteed Investment Contracts         X             X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
High-Yield/High-Risk Debt Securities    X             X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Illiquid Securities                     X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Investment Company Securities           X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Closed-End Funds                     X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Exchange-Traded Funds ("ETFs")       X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Investment Grade Bonds                  X             X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Loan Participations                     X             X                        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Money Market Instruments                X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Bankers' Acceptances                 X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Certificates of Deposit              X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Commercial Paper                     X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements                X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Time Deposits                        X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities              X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Collateralized Mortgage Obligations  X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls                   X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Municipal Securities                    X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   Stand-by Commitments                 X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Non-U.S. Traded Foreign Securities      X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Preferred Stocks                        X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)   X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Restricted Securities                   X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements           X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Securities Lending                      X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Short-Term Trading                      X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
Small and Micro Cap Equities            X             X               X        X
------------------------------------------------------------------------------------------------------------------
Stripped Obligations                    X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities       X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
U.S. Traded Foreign Securities          X             X               X        X           X       X        X
------------------------------------------------------------------------------------------------------------------
   American Depositary Receipts
  ("ADRs")                              X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------

                                                                                           High    Total    Short
                                        Disciplined                   Equity   Strategic   Yield   Return   Term
                                        Large Cap     International   Index    Income      Bond    Bond     Bond
                                        Value Fund    Equity Fund     Fund     Fund        Fund    Fund     Fund
   Yankee Bonds and Similar Debt
   Obligations                          X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------
          Canada Bonds                  X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------
          Sovereign Bonds               X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations               X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------
Variable and Floating Rate
Instruments                             X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------
Warrants                                X             X               X        X
-----------------------------------------------------------------------------------------------------------------
Zero-Coupon Debt Obligations            X             X               X        X           X       X        X
-----------------------------------------------------------------------------------------------------------------

                                 Institutional                            U.S.
                                 Government     Institutional  Prime    Treasury
                                 Money          Money          Money     Money
                                 Market         Market         Market    Market
                                 Fund           Fund           Fund      Fund
--------------------------------------------------------------------------------
Asset-Backed Securities              X              X          X
--------------------------------------------------------------------------------
Common Stock
--------------------------------------------------------------------------------
Convertible Securities
--------------------------------------------------------------------------------
Delayed Delivery/When-Issueds        X              X          X           X
--------------------------------------------------------------------------------
Derivatives                          X              X          X           X
--------------------------------------------------------------------------------
   Call and Put Options              X              X          X           X
--------------------------------------------------------------------------------
   Custody Reciepts                  X              X          X           X
--------------------------------------------------------------------------------
   Futures and Related               X              X                      X
Options                                                        X
--------------------------------------------------------------------------------
   Stock-Index Options               X              X          X           X
--------------------------------------------------------------------------------
   Structured Notes                  X              X          X           X
--------------------------------------------------------------------------------
   Swaps and Swaptions               X              X          X           X
--------------------------------------------------------------------------------
Foreign Currency Transactions
--------------------------------------------------------------------------------
Guaranteed Investment                X              X
Contracts                                                      X
--------------------------------------------------------------------------------
High-Yield/High-Risk Debt
Securities
--------------------------------------------------------------------------------
Illiquid Securities                  X              X          X
--------------------------------------------------------------------------------
Investment Company                   X              X                      X
Securities                                                     X
--------------------------------------------------------------------------------
   Closed-End Funds                  X              X          X
--------------------------------------------------------------------------------
   Exchange-Traded Funds ("ETFs")    X              X          X
--------------------------------------------------------------------------------
Investment Grade Bonds               X              X          X
--------------------------------------------------------------------------------
Loan Participations                  X              X          X           X
--------------------------------------------------------------------------------
Money Market Instruments             X              X          X
--------------------------------------------------------------------------------
   Bankers' Acceptances              X              X          X
--------------------------------------------------------------------------------
   Certificates of Deposit           X              X          X
--------------------------------------------------------------------------------
   Commercial Paper                  X              X          X
--------------------------------------------------------------------------------
   Repurchase Agreements             X              X          X
--------------------------------------------------------------------------------
   Time Deposits                     X              X          X
--------------------------------------------------------------------------------
Mortgage-Backed Securities           X              X          X
--------------------------------------------------------------------------------
   Collateralized Mortgage
Obligations                                                    X
--------------------------------------------------------------------------------
Mortgage Dollar Rolls                X              X
--------------------------------------------------------------------------------
Municipal Securities                                           X
--------------------------------------------------------------------------------
   Stand-by Commitments                                        X
--------------------------------------------------------------------------------
Non-U.S. Traded Foreign
Securities
--------------------------------------------------------------------------------
Preferred Stocks
Real Estate Investment Trusts
(REITs)                              X              X
Restricted Securities                X              X          X
--------------------------------------------------------------------------------
Reverse Repurchase
Agreements                                                     X
--------------------------------------------------------------------------------
Securities Lending                   X              X          X           X
--------------------------------------------------------------------------------

                                 Institutional                            U.S.
                                 Government     Institutional  Prime    Treasury
                                 Money          Money          Money     Money
                                 Market         Market         Market    Market
                                 Fund           Fund           Fund      Fund
--------------------------------------------------------------------------------
Short-Term Trading                                              X
--------------------------------------------------------------------------------
Small and Micro Cap Equities        X              X                      X
--------------------------------------------------------------------------------
Stripped Obligations                X              X                      X
--------------------------------------------------------------------------------
U.S. Government Agency              X              X
Securities                                                      X
--------------------------------------------------------------------------------
U.S. Traded Foreign Securities      X              X            X
--------------------------------------------------------------------------------
   American Depositary Receipts     X              X
  ("ADRs")                                                      X
--------------------------------------------------------------------------------
    Yankee Bonds and
Similar Debt                        X              X
   Obligations                                                  X
--------------------------------------------------------------------------------
       Canada Bonds                 X              X            X
--------------------------------------------------------------------------------
       Sovereign Bonds              X              X            X         X
--------------------------------------------------------------------------------
U.S. Treasury Obligations           X              X            X
--------------------------------------------------------------------------------
Variable and Floating Rate
Instruments                                                     X
--------------------------------------------------------------------------------
Warrants                            X              X                      X
--------------------------------------------------------------------------------
Zero-Coupon Debt Obligations                                    X
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.

      CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Morgan Stanley TRACERs.

      FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

      STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices.

      STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

      SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments. Examples include Canada Bonds (issued by Canadian provinces), Sovereign Bonds (issued by the government of a foreign country), and Supranational Bonds (issued by supranational entities, such as the World Bank and European Investment Bank).

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's ("S&P") and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Investment companies may include money market funds and other registered investment companies for which the Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

      CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis.

      EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

      COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

      TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

      STAND-BY COMMITMENTS: Contract by which a dealer agrees to purchase, at a fund's option, a specified municipal obligation at its amortized cost value to a fund, plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation proceeds. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITs"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover rates and transaction expenses, and may realize greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or less than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

Trust Preferred Securities: Securities possessing characteristics of both equity and debt issues.

      GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

      TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to the Fund on demand.

WARRANTS: Securities, typically issued with preferred stocks or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks" in each Fund's "Summary" section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S.
traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

MASTER LIMITED PARTNERSHIPS RISK. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Investments in limited liability companies have many of the same characteristics and are subject to many of the same risks as master limited partnerships. Distributions attributable to gain from the sale of master limited partnership interests may be taxed as ordinary income.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SECURITIES LENDING RISK. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund's investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and micro cap equities are subject to smaller company risk.

TAX RISK. While distributions of interest income from municipal securities will generally be exempt from federal income tax (other than the alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other Fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

TURNOVER RISK. The risk that, through active trading, a Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Funds, except the Prime Money Market Fund, may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)"). iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940, as amended, or the rules thereunder. Upon meeting certain conditions, the Funds may invest their respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of these policies and procedures is provided in the SAI. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Funds' website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end for all Funds except the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund and no sooner than ____ days for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund, and will remain accessible on the website until the next month's information is posted.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND SUBADVISER
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., (the "Adviser" or "FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Adviser's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser employs an experienced staff of over [40] professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Adviser also furnishes office space and certain administrative services to the Funds.

As of September 30, 2010, Fifth Third Asset Management, Inc. had approximately $____ billion of assets under management, including approximately $_____ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Adviser may appoint one or more subadvisers to manage all or a portion of the assets of the Funds. On September 28, 2005, the SEC granted exemptive relief to the Funds and the Adviser to permit the Adviser, subject to certain conditions, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The exemptive order gives the Adviser the ability to change the fee payable to a subadviser or appoint a new subadviser at a fee different than that paid to the current subadviser, which in turn may result in a different fee retained by the Adviser.

Fort Washington Investment Advisors, Inc. ("Fort Washington"), 303 Broadway Street, Suite 1200, Cincinnati, OH 45202-4133, serves as investment subadviser to High Yield Bond Fund. As of September 30, 2010, Fort Washington, together with its wholly-owned subsidiaries, had approximately $____ billion of assets under management.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2010 are as follows:

                                                  AS A PERCENTAGE OF
                                                  AVERAGE NET ASSETS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                    0.70%
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                      0.70%
--------------------------------------------------------------------------------
QUALITY GROWTH FUND                                      0.80%
--------------------------------------------------------------------------------
DIVIDEND GROWTH FUND                                     0.60%
--------------------------------------------------------------------------------
MICRO CAP VALUE FUND                                     1.00%
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                                     0.90%
--------------------------------------------------------------------------------
ALL CAP VALUE FUND                                       0.90%
--------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND                         0.70%
--------------------------------------------------------------------------------
EQUITY INDEX FUND                                        0.10%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                0.86%
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                    0.65%
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND(1)                                  0.70%
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                   0.45%
--------------------------------------------------------------------------------
SHORT TERM BOND FUND                                     0.40%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                  0.40%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                          0.10%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND               0.10%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                          0.10%

(1)The Adviser paid a portion of this fee to the Fund's subadviser.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.

Scott A. Billeadeau has been a portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005. Mr. Billeadeau currently serves as the
Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 24 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

John L. Cassady III has been a portfolio manager of the FIFTH THIRD TOTAL RETURN BOND FUND since October 2001 of the FIFTH THIRD SHORT TERM BOND FUND since November 2007 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2009. Mr. Cassady is a Senior Portfolio Manager on the Taxable Fixed Income team, responsible for the management of actively managed fixed income portfolios, and is Co-Manager for the Fifth Third Fixed Income Funds. He joined FTAM in 2003 and has 20 years of investment experience. Prior to joining FTAM, he had been with Fifth Third Bancorp since 1999 through its acquisition of Old Kent Bank. He is currently a member of the CFA West Michigan Society. Mr. Cassady graduated from Georgia Institute of Technology with a B.S. in Industrial Management and is a CFA charterholder.

Mark Demos has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2007. Mr. Demos is a Portfolio Manager on the Large Cap Growth Strategies team, helping to manage the Active Core, All Cap Core and Active Growth products. He joined FTAM in 2003, and in 2006 joined the Active Growth team as a Portfolio Manager. He has 12 years of investment experience. Prior to joining FTAM, Mr. Demos worked at Fifth Third Bancorp starting in 1999 as an Analyst, covering the Technology, Energy, Industrial, and Materials sectors, and previously worked for the Ohio Company as an Analyst. He is currently a member of the CFA Society of Minnesota. Mark graduated with honors from Lee University with a B.S. in Business Administration and is a CFA charterholder.

Amy Denn has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and of the FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core and Active Growth products. She joined FTAM in 2003 and has 14 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Fisher is a Portfolio Manager on the Large Cap Growth Strategies team, helping to manage the Active Core, All Cap Core and Active Growth products. He joined FTAM in 2003 and has 20 years of investment experience. Prior to joining Fifth Third Bancorp in 2000, he worked at PNC as a Portfolio Manager and Equity Analyst and subsequently worked at Dain Bosworth as an Equity Analyst. He has also served as President of the Cincinnati Society of Financial Analysts and has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. Mr. Fisher graduated from the University of Iowa with a B.S. in Business Administration, majoring in Finance, and went on to earn an M.B.A. from the University of Chicago. He is also a CFA charterholder.

Martin E. Hargrave has been a portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Hargrave is a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in 2003 and has 19 years of investment experience. Prior to joining FTAM, he was employed with Investment Advisers, Inc. in 1996 as an Institutional Client Service Representative and in 2000, joined the Small [and Mid] Cap Growth Team as a Portfolio Manager. Prior to that, he worked at Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. Mr. Hargrave graduated with a B.S. from the University of Southern California, with an M.B.A. from the Anderson School at the University of California, Los Angeles, and is a CFA charterholder.

John P. Hoeting has been a portfolio manager of the Fifth Third taxable money market funds since February 2000 and the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Mr. Hoeting is the Director of Taxable Money Markets, responsible for the formation of short-term fixed income strategies and the management of taxable money market mutual funds. He joined FTAM in 2003 and has 18 years of investment experience. Prior to joining FTAM, Mr. Hoeting had been with Fifth Third Bancorp since 2000 carrying out the same responsibilities he now oversees. He is currently a member of the Cincinnati Society of Financial Analysts. John graduated from the University of Dayton with a B.S. in Finance and is a CFA charterholder.

Eric J. Holmes has been a portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 16 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products.

Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

Peter M. Klein has been a portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 31 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mark Koenig has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Koenig is the Managing Director of Structured Products. He joined FTAM in 2005 and has 15 years of investment experience. Prior to joining FTAM, he served as the Director of Quantitative Analysis at National City from 1999-2004. In this role, he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a Quantitative Analyst for National City Bank where he was responsible for developing risk analytics to support the bank's fixed income desk. Prior to that, he spent 10 years as a Research Engineer at Draper Laboratories where he specialized in developing guidance, navigation and control algorithms for spacecraft, aircraft, and underwater vehicles. He is currently a member of the CFA Society of Cleveland, the American Finance Association, and the Society of Quantitative Analysts. Mr. Koenig graduated from the University of Cincinnati with a B.S. in Aerospace Engineering, from the University of Arizona with an M.S. in Electrical Engineering, and from Carnegie Mellon with an M.S. in Computational Finance. He is a CFA charterholder.

Joseph W. Kremer has been a portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005 and of the FIFTH THIRD MICRO CAP VALUE FUND since July 2008. Mr. Kremer is currently the Director of Mid, Small, and Micro Cap Value Strategies, and the Director of Small Cap Value Strategies. He joined FTAM in 2005 and has 18 years of investment experience. Prior to joining FTAM, he was Senior Vice President and Regional Manager at Evergreen Investments from March 2002 to November 2005, and he previously worked for National City overseeing portfolio managers. He also worked for M&I Investment Management Corporation and ran his own investment firm. Before beginning his investment career, Mr. Kremer was an Assistant Professor of Finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for 6 years. He graduated cum laude from the University of Delaware with a B.S. in Accounting and a B.A. in Economics, received an M.B.A from the University of Wisconsin, and has a Ph.D. in Finance from the University of South Carolina. He is both a CFA charterholder and a CFP(R) certificant.

Peter Kwiatkowski has been a portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005 and of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is the Director of Growth and Income Strategies. He joined FTAM in 2003 and has 11 years of investment experience. Prior to joining FTAM, he worked in Fifth Third Bancorp's Treasury Group where his responsibilities included structured finance, investments, balance sheet management, and economic analysis. Prior to that, Mr. Kwiatkowski worked as a Portfolio Analyst for Pacific Investment Management Company (PIMCO). His previous experience also includes 7 years in real estate. He is a current member of the Cincinnati Society of Financial Analysts, and a volunteer financial counselor. He graduated summa cum laude from California State University at Long Beach with a B.S. in Finance, Real Estate, and Law and is a CFA charterholder.

Mary Jane Matts has been a portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since she joined the firm in July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 23 years of investment experience. Prior to joining FTAM, Ms. Matts served in various investment management capacities at National City beginning in 1995, including leading the Value Equity Team for National City's institutional asset management group (now known as Allegiant Asset Management Company) and serving as Director of Research for National City Wealth Management. Prior to that, she was the Director of Research at Society Asset Management Inc.

(now known as Victory Capital Management). Ms. Matts has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

Mirko M. Mikelic has been a portfolio manager of the FIFTH THIRD TOTAL RETURN BOND FUND since April 2005 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Mikelic is a Senior Portfolio Manager on the Fixed Income team, responsible for research and portfolio strategy. He joined FTAM in 2003 as a Senior Fixed Income Analyst. He has 14 years of investment experience. Prior to joining FTAM, Mr. Mikelic was an International Equity Analyst at Reach Capital Management and wrote research reports for CCN LLC. Prior to CCN, he spent several years on the liability management desk of Credit Suisse First Boston/DLJ where he also worked with several of the largest fixed income managers globally in a mortgage sales capacity. Mr. Mikelic started in the investment business as a Fixed Income Associate on Morgan Stanley's mortgage research and trading desks as part of their fixed income training program. He graduated from Kalamazoo College with a B.A. in Chemistry and Physics, and went on to earn a B.S.E.E. from Wayne State University as part of a 3/2 Engineering program. After a summer at Harvard, he entered the University of Chicago and completed an M.A. in International Political Economy/Relations and later, an M.B.A. in Analytic Finance and Accounting.

Ted Moore has been a portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since July 2008. Mr. Moore serves as a Portfolio Manager on both the Large Cap Value and All Cap Value Strategies teams. He joined FTAM in 2006 and has 14 years of investment experience. Prior to joining FTAM, he was an Equity Research Analyst for National City Bank where he joined in August of 2000. Prior to that, he was a Small and Mid Cap Stock Analyst for Driehaus Capital Management, and earlier, Morgan Keegan & Co. Mr. Moore graduated from Williams College with a B.A. in History and earned an M.B.A. in Finance from Indiana University. He is a CFA charterholder.

Scott Richter has been a portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since September 2007. Mr. Richter currently serves as the Co-Director of Large Cap Value Strategies. He joined FTAM in 2007 and has 13 years of investment experience. Prior to joining FTAM, he was a Senior Portfolio Manager and Partner at Cleveland-based Weber, Fulton and Felman (acquired by BNY Mellon in 2002) which he joined in January 1998. Mr. Richter also has an additional 12 years of industry experience in the areas of engineering, accounting, product management, operations management, and business consulting prior to entering investment management. He has a B.S. in Mechanical Engineering with High Distinction from the University of Rochester and an M.B.A. from Harvard University's Graduate School of Business. He is a CFA charterholder.

Jason Schwartz has been a portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND and of the FIFTH THIRD TOTAL RETURN BOND FUND since November 2007. Mr. Schwartz serves as a Portfolio Manager on the Fixed Income team, responsible for providing the taxable fixed income portfolios with analytics support and trade strategy, and also serves as an Analyst for the Commercial Mortgage-Backed Securities (CMBS) market. He joined FTAM in 2004 and has 6 years of investment experience. Prior to joining FTAM, Mr. Schwartz started with Fifth Third Bancorp in 2002 in the Retirement Plan Services group. He is currently a member of the Cincinnati Society of Financial Analysts. He graduated from the University of Kentucky in 2004 with a B.B.A. in Finance and is currently a CFA charterholder.

Mitchell L. Stapley has been a portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD TOTAL RETURN BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005 and of the Fifth Third Strategic Income Fund since November 2007. Mr. Stapley is currently the Chief Fixed Income Officer, overseeing all Fixed Income operations. He joined FTAM in 2003, though he has been with Fifth Third Bancorp since 1988 through its acquisition of Old Kent Bank. He has 26 years of investment experience. Prior to joining FTAM, he was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago. While at Navistar, he was responsible for both investment strategy and implementation, and foreign exchange hedging and trading. Prior to that, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He is currently a member of the Detroit Bond Club, is on the investment committee for the Western Michigan University Endowment Fund, and has served as the President of the Investment Analysts' Society of Chicago-West Michigan Chapter. He graduated with a B.A. from Albion College and is a CFA charterholder.

Zhiqiang Sun, PhD, has been a portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Sun is a Quantitative Equity Analyst on the Structured Products team. He joined FTAM in 2006 and has more than 11 years of statistical analysis, banking and investment experience, specializing in statistical modeling, optimization, risk management, and asset pricing. Prior to joining FTAM, he worked as a Senior Risk Analyst in National City Investment Company's risk management department, where his responsibilities included analyzing the bank's balance sheet exposure to market and credit risk. During his time at National City, he also worked as a Senior Portfolio Manager developing models for investment style selection and optimization, and as a Senior Business Analyst in the consumer and small business division in which he helped create forecasting models and valuation models, while also conducting price sensitivity and optimization analysis. Mr. Sun has a Ph.D. in Operations Research (Finance concentration) from Case Western Reserve University. He also holds an M.S. in Applied Mathematics from East China University of Science and Technology, and a B.S. in Statistics from Fudan University.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since February 2005. Mr. Wayton is a Portfolio Manager on the Structured Products team. He joined FTAM in 2004 and has 11 years of investment experience. Prior to joining FTAM, he was a Quantitative Analyst for the National City Investment Management Company, responsible for developing quantitative equity models and the management of the firm's passive assets. Prior to that, he worked for National City's Private Client Group, which he joined in January 1999. Mr. Wayton is currently a member of the CFA Society of Cleveland. He graduated from Ohio State University with a B.S.B.A. in Finance and is a CFA charterholder.

E. Keith Wirtz has been a portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been a portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since May 2002 and of the FIFTH THIRD TOTAL RETURN BOND FUND and the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Withrow is the Director of Taxable Fixed Income at FTAM, responsible for the management of actively managed fixed income portfolios and Fifth Third Fixed Income Funds. He joined FTAM in 2003 and has 21 years of investment experience. Prior to joining FTAM, David joined Fifth Third Bancorp in 1999 as a Senior Fixed Income Portfolio Manager. He is currently a member of the Cincinnati Society of Financial Analysts and a Board member for The Cooperative for Education in Cincinnati, Ohio. Mr. Withrow graduated from Anderson University with a B.A. in Economics and is a CFA charterholder.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

J. Kevin Seagraves is a Chartered Financial Analyst and has served as a portfolio manager of the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November 2005. Mr. Seagraves is currently an Assistant Vice President and Senior Credit Analyst for Fixed Income and Credit Research at Fort Washington. From 1998-2003, Mr. Seagraves was a Senior Analyst at Summit Investment Partners. From 1996-1998, Mr. Seagraves was a Credit Team Leader and Credit Analyst at National City Bank. Mr. Seagraves earned a B.S. in Finance from Miami University.

Brendan M. White is a Chartered Financial Analyst and has served as a portfolio manager of the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 17 years of fixed-income management experience. Mr. White holds an MBA from Xavier University and a B.S. in Finance from The Ohio State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

Each Fund's net asset value ("NAV") is calculated by dividing a Fund's net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Each Fund calculates its NAV at 4:00 p.m. Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PRICING NON-MONEY MARKET FUND SHARES

The price of Fund shares is based on a Fund's NAV, which is calculated by dividing a Fund's net assets by the number of its shares outstanding. Pursuant to procedures adopted by the Funds' Board of Trustees, the value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. In addition, under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the Adviser's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Funds' Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Non-Money Market Funds must be received by the Funds' transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All purchase orders for the Money Market Funds must be received by the Funds' transfer agent by 4:00 p.m. Eastern Time in order to receive that day's NAV and dividends. Eastern time in order to receive that day's NAV. Purchase orders received after those times will be processed on the following business day.

You may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, the Adviser, Fort Washington, and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Preferred, Select and Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Preferred, Select or Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Funds and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds' ability to locate and eliminate individual market timers. In addition to the Funds' frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity in the Funds' shares are responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of FTAM (the Funds' Administrator), the transaction would adversely affect a Fund or its shareholders. The Funds recognize that FTAM will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o     minimum initial or subsequent investment requirements
o     exchange policies
o     cut-off time for investments
o     redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Class A shares or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class C shares by a shareholder is $999,999. These limitations on purchases of Class C shares do not apply to retirement plans or omnibus accounts. The investment limitations described are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.

The minimum initial investment in Institutional shares of the Funds (except for the Equity Index Fund, the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund) is $1,000.
The minimum initial investment in Institutional shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund is $5,000,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each Fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.

The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial or subsequent investment for Class A and C Shares and do waive the minimum investment amount for purchases made by the Fifth Third LifeModel Funds(SM).

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A or Class C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, their transfer agent, or other servicing agent.

Orders to sell shares of a Fund (except for the Money Market Funds) must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day.

Orders to sell shares of the Money Market Funds received by the Funds' transfer agent by 4:00 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Money Market Funds received by the Funds' transfer agent after 4:00 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your Institutional, Preferred, Select or Trust shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares. The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

REDEMPTIONS IN WRITING REQUIRED

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

You must request redemption in writing and obtain a signature guarantee if:

o     The address on file has been changed in the last 10 business days;
o     The check is not being mailed to the address on your account;
o     The check is not being made payable to the owner of the account; or
o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals for Class A or Class C shares on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

The Trust reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Fund reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

EXCHANGING OR CONVERTING SHARES

You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same fund should be treated as a tax-free event. By contrast, an exchange between different funds is a taxable event.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference. Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders of the Fifth Third Funds prior to August 1, 2005.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund. The Exchange Privilege may be changed or eliminated at any time. The Exchange Privilege is available only in states where shares of the Funds may be sold. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

AUTOMATIC EXCHANGE PROGRAM--PRIME MONEY MARKET FUND'S CLASS B SHARES ONLY

You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders who invested directly in Class B shares of the Fund, as opposed to shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact your financial institution.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

SHARE CLASS SELECTION
--------------------------------------------------------------------------------

Class A shares, Class B shares, Class C shares, Institutional shares, Preferred shares, Select shares and Trust shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.

                       CLASS A               CLASS B*         CLASS C             INSTITUTIONAL  PREFERRED   SELECT       TRUST
                                                                                  SHARES         SHARES      SHARES       SHARES
----------------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE   Front-end sales       None             None                None           None        None         None
                       charge (not
                       applicable to
                       money market
                       funds); reduced
                       sales charge
                       available
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT             None                  A contingent     A contingent        None           None        None         None
DEFERRED SALES                               deferred sales   deferred sales
CHARGE (CDSC)                                charge will be   charge will be
                                             imposed on       imposed on
                                             shares           shares
                                             redeemed         redeemed
                                             within 6 years   within 12
                                             after purchase   months after
                                                              purchase
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE   Subject to annual     Subject to       Subject to          None           None        None         None
(12b-1) FEE            distribution and      annual           annual
                       shareholder           distribution     distribution and
                       servicing fees of up  and              shareholder
                       to 0.25% of the of    shareholder      servicing fees of
                       the Fund's asset      servicing fees   up to 0.75%
                                             of up to 1.00%   Fund's assets
                                             Fund's assets    (Also subject to
                                                              a non-12b-1 fee
                                                              for shareholder
                                                              servicing of up
                                                              to 0.25% of the
                                                              Fund's assets)
----------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES          Lower annual          Higher annual    Higher annual       Lower          Lower       Lower        Lower
                       expenses than         expenses than    expenses than       annual         annual      annual       annual
                       Class B and Class C   Class A shares   Class A shares      expenses       expenses    expenses     expenses
                       shares                                                     than Class     than        than Class   than
                                                                                  A, Class B     Class A,    A, Class B   Class A,
                                                                                  and Class C    Class B     and          Class B
                                                                                  shares         and Class   Class C      and
                                                                                                 C shares    shares       Class C
                                                                                                                          shares
----------------------------------------------------------------------------------------------------------------------------------
CONVERSION             None                  Converts to      None                None           None        None         None
                                             Class A shares
                                             after 8 years
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PURCHASE       None                  $99,999          $999,999            None           None        None         None
AMOUNT
----------------------------------------------------------------------------------------------------------------------------------

* Effective May 11, 2007, Class B shares were closed to all new investments. Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of other Fifth Third Funds.

APPLICABLE SALES CHARGES
--------------------------------------------------------------------------------

Current information regarding the Fund's sales charges and breakpoint discounts is available by hyperlink on the Fifth Third Fund's Web site at www.fifththirdfunds.com.

FRONT-END SALES CHARGES - CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Prime Money Market Fund, which does not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                      EQUITY FUNDS                          SHORT TERM BOND FUND
-----------------------------------------------------------------------------------------------------------
                           SALES                                   SALES
                          CHARGE     CHARGE AS A                  CHARGE       CHARGE AS A
                          AS % OF    % OF YOUR       DEALER       AS % OF       % OF YOUR      DEALER
                          OFFERING   INVESTMENT    REALLOWANCE    OFFERING     INVESTMENT    REALLOWANCE
                           PRICE                                   PRICE
-----------------------------------------------------------------------------------------------------------
LESS THAN $50,000          5.00%       5.26%          4.50%        3.00%          3.63%         2.60%
-----------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN
$100,000                   4.50%       4.71%          4.00%        3.50%          3.63%         3.00%
-----------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN
$250,000                   3.50%       3.63%          3.00%        2.00%          2.56%         1.70%
-----------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN
$500,000                   2.50%       2.56%          2.10%        1.50%          2.04%         1.25%
-----------------------------------------------------------------------------------------------------------
$500,000 OR MORE             --          --             --         0.00%          0.00%           --(2)
-----------------------------------------------------------------------------------------------------------
$500,000 BUT LESS THAN
$1,000,000                 2.00%       2.04%          1.70%          --             --            --
-----------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE(1)      0.00%       0.00%            --(2)        --             --            --
-----------------------------------------------------------------------------------------------------------

                                       HIGH YIELD BOND FUND
                                      TOTAL RETURN BOND FUND
-------------------------------------------------------------------
                            SALES
                           CHARGE       CHARGE AS A
                           AS % OF      % OF YOUR       DEALER
                           OFFERING     INVESTMENT    REALLOWANCE
                            PRICE
-------------------------------------------------------------------
LESS THAN $50,000           4.75%         4.99%          4.25%
-------------------------------------------------------------------
$50,000 BUT LESS THAN
$100,000                    4.50%         4.71%          3.75%
-------------------------------------------------------------------
$100,000 BUT LESS THAN
$250,000                    3.50%         3.63%          3.00%
-------------------------------------------------------------------
$250,000 BUT LESS THAN
$500,000                    2.50%         2.56%          2.10%
-------------------------------------------------------------------
$500,000 OR MORE              --            --            --
-------------------------------------------------------------------
$500,000 BUT LESS THAN
$1,000,000                  2.00%         2.04%          1.70%
-------------------------------------------------------------------
$1,000,000 OR MORE(1)       0.00%         0.00%            --(2)
-------------------------------------------------------------------

(1) If you purchase $1,000,000 or more of Class A shares ($500,000 or more of Class A shares for Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% (0.50% for Short Term Bond
      Fund) CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

(2) With respect to dealer reallowance amounts applicable to purchases of $1,000,000 ($500,000 or more of Class A shares for Short Term Bond Fund) or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

FRONT-END SALES CHARGE REDUCTIONS - CLASS A SHARES

The Funds offer reduced sales charges on Class A shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund held in your account or accounts listed under "Combination Privilege" below.

--------------------------------------------------------------------------------
AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.
--------------------------------------------------------------------------------

o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below. Shareholders may include existing Class A, Class B and Class C shares (with the exception of Money

      Market Funds held in each class) in the rights of accumulation values to lower their sales charge on purchasing Class A shares.

o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A shares of the Prime Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

FRONT-END SALES CHARGE WAIVERS - CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any Fifth Third Fund.

o Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Adviser and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

o     Shares purchased by former Kent Fund Investment Class shareholders.

CONTINGENT DEFERRED SALES CHARGES (CDSCs)

CLASS B SHARES

Class B shares are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

                                                      % OF NAV
                                       (AT TIME OF PURCHASE OR SALE IF LOWER)
YEAR OF REDEMPTION AFTER PURCHASE               DEDUCTED FROM PROCEEDS
--------------------------------------------------------------------------------
DURING THE FIRST YEAR                                    5%
--------------------------------------------------------------------------------
DURING THE SECOND YEAR                                   4%
--------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                         3%
--------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                    2%
--------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                    1%
--------------------------------------------------------------------------------
DURING THE SEVENTH OR EIGHTH YEARS                       0%
--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge.
Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CDSC WAIVERS - CLASS B AND CLASS C SHARES

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

o Redemptions from accounts following the death or disability of the shareholder.

o Investors who purchased through a participant directed defined benefit plan.

o     Returns of excess contributions to certain retirement plans.

o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

o Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class C shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

The 12b-1 fees vary by share class as follows:

o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

o Class B shares pay a 12b-1 fee at an annual rate of 1.00% of the average daily net assets of the applicable Fund. The Distributor may use 0.25% of the 12b-1 fee for shareholder servicing and 0.75% for distribution.

o Class C shares pay a 12b-1 fee of 0.75% of the average daily net assets of the applicable Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge.

--------------------------------------------------------------------------------
YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUNDS OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUNDS CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.
--------------------------------------------------------------------------------

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Adviser and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

ADDITIONAL POLICIES
--------------------------------------------------------------------------------

REINSTATEMENT PRIVILEGE

If you have sold Class A shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

CONVERSION TO CLASS A SHARES

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor or Adviser may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000 ($500,000 for the Short Term Bond Fund), as described in the SAI.

The Distributor or the Adviser pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, beginning in the 13th month following each sale, Dealers receive monthly ongoing compensation of up to

1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Adviser or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

The Adviser is not permitted to consider sales of shares of the Funds (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. Since the Adviser or Distributor makes up front dealer concession payments on Class C shares and Class A share finder fees (sales above $1 million or $500,000 for Short Term Bond Fund), the 12b-1 fee shareholder servicing fees and CDSCs, are retained by the Distributor or Adviser as reimbursement for such payments.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you do not hold your shares through an IRA account or a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the following Funds:
Strategic Income Fund , Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund.

Dividends, if any, are declared and paid monthly by the following Funds: High Yield Bond Fund, Total Return Bond Fund and Short Term Bond Fund.

Dividends, if any, are declared and paid quarterly by the following Funds:
Equity Index Fund, All Cap Value Fund, Disciplined Large Cap Value Fund and Dividend Growth Fund.

Dividends, if any, are declared and paid annually by the following Funds: MidCap Growth Fund, Micro Cap Value Fund, Quality Growth Fund, Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the SAI, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividends paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

This is a brief summary of certain tax consequences relating to an investment in the Funds. The Funds' SAI provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local and foreign laws.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that a sale, exchange or redemption of shares in a money market fund will result in a taxable gain or loss.

TAXATION OF DISTRIBUTIONS

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net realized capital gains to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and the Fund level.

The Money Market Fund and fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid for the shareholder's shares). See the SAI for further details.

FOREIGN INVESTMENTS
--------------------------------------------------------------------------------

If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign witholding or other taxes which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to reduced tax rates or exemption from foreign tax on this income. A Fund's effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to be eligible to elect to "pass through" to its shareholders foreign income taxes that it pays. If Fifth Third International Equity Fund makes that election, a shareholder in the Fund must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its U.S. federal income tax return, subject to certain limitations. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

STATE AND LOCAL TAXES
--------------------------------------------------------------------------------

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest excluded from gross income for state income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds. The SAI provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local, and foreign laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP, the Funds' independent registered public accounting firm. Those portions of PricewaterhouseCoopers LLP's report relating to the Funds included in this Prospectus, and the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS FOR CLASS A, CLASS B, CLASS C, INSTITUTIONAL SHARES, INSTITUTIONAL MONEY MARKET SHARES, PREFERRED SHARES, SELECT SHARES AND TRUST SHARES]

ADDRESSES
--------------------------------------------------------------------------------
Fifth Third Funds                     Fifth Third Funds
Class A Shares                        38 Fountain Square Plaza
Class B Shares                        Cincinnati, Ohio 45202
Class C Shares
Institutional Shares
Preferred Shares
Select Shares
Trust Shares
--------------------------------------------------------------------------------
Investment Adviser,                   Fifth Third Asset Management, Inc.
Administrator and Accountant          38 Fountain Square Plaza
                                      Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
Distributor                           FTAM Funds Distributor, Inc.
                                      1290 Broadway, Suite 1100
                                      Denver, Colorado 80203
--------------------------------------------------------------------------------
Sub-Advisor                           Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)           303 Broadway Street Suite 1200
                                      Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
Custodian, Sub-Accountant             State Street Bank and Trust Company
and Sub-Administrator                 State Street Financial Center
                                      One Lincoln Street
                                      Boston, MA 02111-2900
--------------------------------------------------------------------------------
Transfer and Dividend                 Boston Financial Data Services, Inc.
Disbursing Agent                      30 Dan Road
                                      Canton, Massachusetts 02021
--------------------------------------------------------------------------------
Independent Registered                PricewaterhouseCoopers LLP
Public Accounting Firm                1100 Walnut, Suite 1300
                                      Kansas City, MO 64106
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING TO:

                            FIFTH THIRD FUNDS
                                BOX 8043
                           BOSTON, MA 02266-8043
                         38 FOUNTAIN SQUARE PLAZA
                          CINCINNATI, OHIO 45263
                     YOU CAN ALSO ACCESS THESE DOCUMENTS
    FREE OF CHARGE, ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*
--------------------------------------------------------------------------------

*Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

    o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1- 202-551-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

    o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5669.

                           FIFTH THIRD FUNDS

               ADVISED BY:
               FTAM
               FIFTH THIRD ASSET MANAGEMENT

[FIFTH THIRD GLOBE]          BEYOND THE TRADITIONAL

                            1-800-282-5706
                        WWW.FIFTHTHIRDFUNDS.COM

FTF-PRO-_______

                                                               FIFTH THIRD FUNDS

[FIFTH THIRD GLOBE LOGO]

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
       CLASS A SHARES (LASAX)
       CLASS B SHARES (LASBX)
       CLASS C SHARES (LASCX)
       INSTITUTIONAL SHARES (LASIX)

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
       CLASS A SHARES (LMAAX)
       CLASS B SHARES (LMABX)
       CLASS C SHARES (LMACX)
       INSTITUTIONAL SHARES (LMAIX)

FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
       CLASS A SHARES (LMDAX)
       CLASS B SHARES (LMDBX)
       CLASS C SHARES (LMDCX)
       INSTITUTIONAL SHARES (LMDIX)

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
       CLASS A SHARES (LAMVX)
       CLASS B SHARES (LBMVX)
       CLASS C SHARES (LCMVX)
       INSTITUTIONAL SHARES (LIMVX)

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
       CLASS A SHARES (LCVAX)
       CLASS B SHARES (LCVBX)
       CLASS C SHARES (LCVCX)
       INSTITUTIONAL SHARES (LCVIX)

PROSPECTUS

NOVEMBER 19, 2010

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                             [FIFTH THIRD ASSET MANAGEMENT LOGO]

TABLE OF CONTENTS

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

SUMMARY......................................................................  1
       LifeModel Aggressive Fund.............................................  1
       LifeModel Moderately Aggressive Fund..................................  7
       LifeModel Moderate Fund............................................... 13
       LifeModel Moderately Conservative Fund................................ 19
       LifeModel Conservative Fund........................................... 24
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS.......................... 29
       Name Policy........................................................... 29
       Principal Investment Strategies and Principal Risks
         of Underlying Funds................................................. 29
       Investment Practices.................................................. 42
       Investment Risks...................................................... 45
       Additional Information about the Funds................................ 48
PORTFOLIO HOLDINGS........................................................... 48
FUND MANAGEMENT.............................................................. 48
       Investment Adviser.................................................... 48
       Portfolio Managers.................................................... 49
SHAREHOLDER INFORMATION...................................................... 50
       Purchasing and Selling Fund Shares.................................... 50
       Purchasing and Adding To Your Shares.................................. 50
       Abusive Trading Practices............................................. 51
       Additional Shareholder Information.................................... 51
       Selling Your Shares................................................... 53
       Exchanging Your Shares................................................ 54
       Share Class Selection................................................. 55
       Applicable Sales Charges.............................................. 56
       Distribution and Service Fees......................................... 58
       Additional Policies................................................... 59
DIVIDENDS AND CAPITAL GAINS.................................................. 60
EXPENSES..................................................................... 60
TAX CONSIDERATIONS........................................................... 60
       Federal Income Tax.................................................... 60
       Foreign Investments................................................... 61
       State and Local Taxes................................................. 61
FINANCIAL HIGHLIGHTS......................................................... 62

SUMMARY - FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A % OF OFFERING PRICE)                                       5.00%(1,2)  None        None              None
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A % OF OFFERING PRICE)                                       None        5.00%(3)    1.00%(4)          None
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS
(AS A % OF OFFERING PRICE)                                       None        None        None              None
---------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)              None        None        None              None
---------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                     None        None        None              None
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.15%       0.15%       0.15%             0.15%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                               0.25%       1.00%       0.75%              None
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                      %           %           %                 %
---------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                     %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                %           %           %                 %
---------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                          %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                  %           %           %                 %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------

1.     Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc. ("FTAM" or the "Adviser"), the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
CLASS A SHARES                $          $           $           $
-------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
INSTITUTIONAL SHARES          $          $           $           $
-------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:

   o From 80% to 100% of the Fund's net assets will be invested in Fifth Third equity funds.
   o Up to 20% of the Fund's net assets will be invested in Fifth Third bond funds.
   o Up to 10% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

    FUND NAME                                    PERCENTAGE OF FUND HOLDINGS
    ---------                                    ---------------------------
    Small Cap Growth Fund.                       0-50%
    Mid Cap Growth Fund                          0-50%
    Quality Growth Fund                          0-50%
    Structured Large Cap Plus Fund               0-50%
    Small Cap Value Fund                         0-50%
    All Cap Value Fund                           0-50%
    Disciplined Large Cap Value Fund             0-50%
    International Equity Fund                    0-25%
    High Yield Bond Fund                         0-20%
    Total Return Bond Fund                       0-20%
    Short Term Bond Fund                         0-20%
    Institutional Money Market Fund              0-10%
    U.S. Treasury Money Market Fund              0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Adviser to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISER WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

    Small Cap Growth Index                        4.5%
    Small Cap Value Index                         4.5%
    International Index                          18.0%
    Mid Cap Growth Index                          9.0%
    Mid Cap Value Index                           9.0%
    Large Cap Growth Index                       15.5%
    Large Cap Value Index                        15.5%
    Large Cap Core Index                         14.0%
    High Yield Bond Index                        0.50%
    Total Return Bond Index                      7.0%
    Short Term Bond Index.                       2.5%

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of an underlying fund's investment.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

  [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2003                                            33.69
2004                                             8.43
2005                                             7.23
2006                                            13.88
2007                                             8.84
2008                                           -39.35
2009                                            24.16

                  [END OF CHART]

Best quarter:           [Q2 2003                      17.46%]
Worst quarter:          [Q4 2008                     -22.93%]
Year to Date Return (1/1/10 to 9/30/10):              [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

---------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION    PAST     PAST 5    SINCE
                                                                            DATE         YEAR     YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                       8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   18.01%   -1.01%      4.09%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                   16.92%   -2.40%      2.97%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                           11.95%   -1.17%      3.25%
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   18.20%   -1.00%      4.03%
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   23.21%   -0.72%      4.05%
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                           8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   24.57%    0.29%      5.11%
---------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX/BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT
   BOND INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
---------------------------------------------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  28.30%   0.93%       5.75%
---------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R) (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              5.24%   4.66%       4.82%
---------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                26.03%   1.43%       5.78%
---------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

The investment adviser for the Fund is Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Scott A. Billeadeau         Mitchell L. Stapley         E. Keith Wirtz
 Portfolio Manager           Portfolio Manager           Portfolio Manager
 Since September 2007        Since August 2006           Since August 2006

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA

02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF      5.00%(1,2)  None        None              None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING         None        5.00%(3)    1.00%(4)          None
PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                None        None        None              None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)              None        None        None              None
---------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                     None        None        None              None
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.15%       0.15%       0.15%             0.15%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                               0.25%       1.00%       0.75%              None
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                      %           %           %                 %
---------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                     %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                %           %           %                 %
---------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                          %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                  %           %           %                 %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------

1.     Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
CLASS A SHARES                $          $           $           $
-------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
INSTITUTIONAL SHARES          $          $           $           $
-------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:

   o From 60% to 80% of the Fund's net assets will be invested in Fifth Third equity funds.
   o From 20% to 40% of the Fund's net assets will be invested in Fifth Third bond funds.
   o Up to 10% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

    FUND NAME                                    PERCENTAGE OF FUND HOLDINGS
    ---------                                    ---------------------------
    Small Cap Growth Fund.                       0-40%
    Mid Cap Growth Fund                          0-40%
    Quality Growth Fund                          0-40%
    Structured Large Cap Plus Fund               0-40%
    Small Cap Value Fund                         0-40%
    All Cap Value Fund                           0-40%
    Disciplined Large Cap Value Fund             0-40%
    International Equity Fund                    0-20%
    High Yield Bond Fund                         0-20%
    Total Return Bond Fund                       0-30%
    Short Term Bond Fund                         0-30%
    Institutional Money Market Fund              0-10%
    U.S. Treasury Money Market Fund              0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Adviser to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISER WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

    Small Cap Growth Index                        3.5%
    Small Cap Value Index                         3.5%
    International Index                          14.0%
    Mid Cap Growth Index                          7.0%
    Mid Cap Value Index                           7.0%
    Large Cap Growth Index                       12.0%
    Large Cap Value Index                        12.0%
    Large Cap Core Index                         11.0%
    High Yield Bond Index                         1.5%
    Total Return Bond Index                      21.0%
    Short Term Bond Index.                        7.5%

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of an underlying fund's investment.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

  [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2003                                            27.13
2004                                             7.08
2005                                             5.94
2006                                            12.25
2007                                             7.68
2008                                           -33.35
2009                                            21.70

                  [END OF CHART]

Best quarter:           [Q2 2003                     13.90%]
Worst quarter:          [Q4 2008                     -18.72%]
Year to Date Return (1/1/10 to 9/30/10):              [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

---------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION    PAST     PAST 5    SINCE
                                                                            DATE         YEAR     YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                       8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   15.65%   -0.26%      4.45%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                   14.17%   -1.78%      3.17%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                           10.14%   -0.72%      3.37%
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   15.78%   -0.31%      4.38%
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   20.89%    0.01%      4.40%
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                           8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   21.98%    0.99%      5.42%
---------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX/BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT
   BOND INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
---------------------------------------------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  28.30%    0.93%      5.75%
---------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                    5.24%    4.66%      4.82%
---------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   21.45%     2.34%     5.76%
---------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

The investment adviser for the Fund is Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Scott A. Billeadeau         Mitchell L. Stapley         E. Keith Wirtz
 Portfolio Manager           Portfolio Manager           Portfolio Manager
 Since September 2007        Since August 2006           Since August 2006

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD LIFEMODEL MODERATE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF      5.00%(1,2)  None        None              None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)  None        5.00%(3)    1.00%(4)          None
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                             None        None        None              None
---------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)              None        None        None              None
EXCHANGE FEE                                                     None        None        None              None
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                  0.15%      0.15%       0.15%             0.15%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                0.25%      1.00%       0.75%              None
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                       %          %           %                 %
---------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                      %          %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 %          %           %                 %
---------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                           %          %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                   %          %           %                 %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------

1.     Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
CLASS A SHARES                $          $           $           $
-------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
INSTITUTIONAL SHARES          $          $           $           $
-------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

   o From 40% to 60% of the Fund's net assets will be invested in Fifth Third equity funds.
   o From 40% to 60% of the Fund's net assets will be invested in Fifth Third bond funds.
   o Up to 15% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

    FUND NAME                                    PERCENTAGE OF FUND HOLDINGS
    ---------                                    ---------------------------
    Small Cap Growth Fund.                       0-30%
    Mid Cap Growth Fund                          0-30%
    Quality Growth Fund                          0-30%
    Structured Large Cap Plus Fund               0-30%
    Small Cap Value Fund                         0-30%
    All Cap Value Fund                           0-30%
    Disciplined Large Cap Value Fund             0-30%
    International Equity Fund                    0-15%
    High Yield Bond Fund                         0-20%
    Total Return Bond Fund                       0-40%
    Short Term Bond Fund                         0-40%
    Institutional Money Market Fund              0-15%
    U.S. Treasury Money Market Fund              0-15%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Adviser to be optimal under static market and economic conditions. THE

TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISER WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND

    Small Cap Growth Index                        2.5%
    Small Cap Value Index                         2.5%
    International Index                          10.0%
    Mid Cap Growth Index                          5.0%
    Mid Cap Value Index                           5.0%
    Large Cap Growth Index                        8.5%
    Large Cap Value Index                         8.5%
    Large Cap Core Index                          8.0%
    High Yield Bond Index                         2.5%
    Total Return Bond Index                      35.0%
    Short Term Bond Index.                       12.5%

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of an underlying fund's investment.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

  [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2003                                            20.42
2004                                             5.96
2005                                             4.82
2006                                            10.07
2007                                             6.49
2008                                           -26.91
2009                                            19.09

                  [END OF CHART]

Best quarter:           [Q2 2003                      10.46%]
Worst quarter:          [Q4 2008                     -14.42%]
Year to Date Return (1/1/10 to 9/30/10):              [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

---------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION    PAST     PAST 5    SINCE
                                                                            DATE         YEAR     YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                       8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   13.14%    0.32%      3.62%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                   11.47%   -1.24%      2.29%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                            8.42%   -0.37%      2.52%
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                    13.29%    0.29%      3.57%
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   18.28%    0.61%      3.58%
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                           8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   19.37%    1.61%      4.60%
---------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX/BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT
   BOND INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
---------------------------------------------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  28.30%    0.93%      5.75%
---------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R) (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              5.24%    4.66%      4.82%
---------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                16.84%    3.14%      5.63%
---------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Scott A. Billeadeau         Mitchell L. Stapley        E. Keith Wirtz
 Portfolio Manager           Portfolio Manager          Portfolio Manager
 Since September 2007        Since August 2006          Since August 2006

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF      5.00%(1,2)  None        None              None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING         None        5.00%(3)    1.00%(4)          None
PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                None        None        None              None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)              None        None        None              None
---------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                     None        None        None              None
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.15%       0.15%       0.15%             0.15%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                               0.25%       1.00%       0.75%              None
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                      %           %           %                 %
---------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                     %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                %           %           %                 %
---------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                          %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                  %           %           %                 %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------

1.     Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
CLASS A SHARES                $          $           $           $
-------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
INSTITUTIONAL SHARES          $          $           $           $
-------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

   o From 50% to 70% of the Fund's net assets will be invested in Fifth Third bond funds.
   o From 30% to 50% of the Fund's net assets will be invested in Fifth Third equity funds.
   o Up to 20% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

    FUND NAME                                    PERCENTAGE OF FUND HOLDINGS
    ---------                                    ---------------------------
    Small Cap Growth Fund.                       0-25%
    Mid Cap Growth Fund                          0-25%
    Quality Growth Fund                          0-25%
    Structured Large Cap Plus Fund               0-25%
    Small Cap Value Fund                         0-25%
    All Cap Value Fund                           0-25%
    Disciplined Large Cap Value Fund             0-25%
    International Equity Fund                    0-10%
    High Yield Bond Fund                         0-20%
    Total Return Bond Fund                       0-50%
    Short Term Bond Fund                         0-50%
    Institutional Money Market Fund              0-20%
    U.S. Treasury Money Market Fund              0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Adviser to be optimal under static market and economic conditions. THE

TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISER WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

    Small Cap Growth Index                        2.0%
    Small Cap Value Index                         2.0%
    International Index                           8.0%
    Mid Cap Growth Index                          4.0%
    Mid Cap Value Index                           4.0%
    Large Cap Growth Index                        7.0%
    Large Cap Value Index                         7.0%
    Large Cap Core Index                          6.0%
    High Yield Bond Index                         3.0%
    Total Return Bond Index                      42.0%
    Short Term Bond Index.                       15.0%

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of an underlying fund's investment.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

  [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2003                                            16.88
2004                                             5.02
2005                                             3.98
2006                                             9.08
2007                                             5.78
2008                                           -23.74
2009                                            18.80

                   [END OF CHART]

Best quarter:           [Q2 2003                      8.92%]
Worst quarter:          [Q4 2008                     -12.81%]
Year to Date Return (1/1/10 to 9/30/10):              [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

---------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION    PAST     PAST 5    SINCE
                                                                            DATE         YEAR     YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                       8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   12.85%    0.64%      3.18%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                   11.03%   -1.06%      1.66%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                            8.22%   -0.17%      2.03%
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   12.81%    0.63%      3.13%
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   17.92%    0.93%      3.13%
---------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                           8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   19.08%    1.94%      4.16%
---------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX/BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT
   BOND INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
---------------------------------------------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  28.30%    0.93%      5.75%
---------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R) (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              5.24%    4.66%      4.82%
---------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   14.52%    3.49%      5.52%
---------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Scott A. Billeadeau         Mitchell L. Stapley        E. Keith Wirtz
 Portfolio Manager           Portfolio Manager          Portfolio Manager
 Since September 2007        Since August 2006          Since August 2006

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

SUMMARY - FIFTH THIRD LIFEMODEL CONSERVATIVE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page ___ of the Fund's Prospectus and in the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A % OF      5.00%(1,2)  None        None              None
OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A % OF OFFERING         None        5.00%(3)    1.00%(4)          None
PRICE)
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED                None        None        None              None
DIVIDENDS (AS A % OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)              None        None        None              None
---------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                     None        None        None              None
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.15%       0.15%       0.15%             0.15%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                               0.25%       1.00%       0.75%              None
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                      %           %           %                 %
---------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                     %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                %           %           %                 %
---------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                          %           %           %                 %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE                  %           %           %                 %
REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------

1.     Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------

CLASS A SHARES                $          $           $           $
-------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------
   Assuming Redemption        $          $           $           $
-------------------------------------------------------------------------
   Assuming No Redemption     $          $           $           $
-------------------------------------------------------------------------
INSTITUTIONAL SHARES          $          $           $           $
-------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

   o From 70% to 90% of the Fund's net assets will be invested in Fifth Third bond funds.
   o From 10% to 30% of the Fund's net assets will be invested in Fifth Third equity funds.
   o Up to 20% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

    FUND NAME                                    PERCENTAGE OF FUND HOLDINGS
    ---------                                    ---------------------------
    Small Cap Growth Fund.                       0-15%
    Mid Cap Growth Fund                          0-15%
    Quality Growth Fund                          0-15%
    Structured Large Cap Plus Fund               0-15%
    Small Cap Value Fund                         0-15%
    All Cap Value Fund                           0-15%
    Disciplined Large Cap Value Fund             0-15%
    International Equity Fund                    0-5%
    High Yield Bond Fund                         0-20%
    Total Return Bond Fund                       0-60%
    Short Term Bond Fund                         0-60%
    Institutional Money Market Fund              0-20%
    U.S. Treasury Money Market Fund              0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Adviser to be optimal under static market and economic conditions. THE

TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISER WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

    Small Cap Growth Index                        1.0%
    Small Cap Value Index                         1.0%
    International Index                           4.0%
    Mid Cap Growth Index                          2.0%
    Mid Cap Value Index                           2.0%
    Large Cap Growth Index                        3.5%
    Large Cap Value Index                         3.5%
    Large Cap Core Index                          3.0%
    High Yield Bond Index                         4.0%
    Total Return Bond Index                      56.0%
    Short Term Bond Index.                       20.0%

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of an underlying fund's investment.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

  [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2003                                            10.91
2004                                             3.50
2005                                             3.00
2006                                             6.87
2007                                             4.49
2008                                           -17.50
2009                                            15.38

                  [END OF CHART]

Best quarter:           [Q2 2003                       5.75%]
Worst quarter:          [Q4 2008                      -8.94%]
Year to Date Return (1/1/10 to 9/30/10):               [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

---------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION    PAST     PAST 5    SINCE
                                                                            DATE         YEAR     YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                       8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   9.65%     0.79%      2.72%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                   7.79%    -0.82%      1.23%
---------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                           6.18%    -0.14%      1.54%
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                   9.55%     0.75%      2.68%
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)              8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  14.53%     1.07%      2.68%
---------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                           8/1/02
---------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                  15.77%     2.08%      3.71%
---------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX/BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT
   BOND INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
---------------------------------------------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                 28.30%     0.93%      5.75%
---------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   5.24%     4.66%      4.82%
---------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                9.88%     4.13%      5.22%
---------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Scott A. Billeadeau         Mitchell L. Stapley        E. Keith Wirtz
 Portfolio Manager           Portfolio Manager          Portfolio Manager
 Since September 2007        Since August 2006          Since August 2006

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND UNDERLYING FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICY
--------------------------------------------------------------------------------

To comply with SEC rules regarding the use of descriptive words in a fund's name, some underlying Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each underlying Fund's policy is described in its summary description under the heading "Principal Investment Strategies." An underlying Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPALS RISKS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

The following is a brief summary of the principal investment strategies and principal risks of the other Fifth Third Funds that serve as underlying investments of the LifeModel Funds, each of which is offered through separate prospectuses. You may obtain a copy of the underlying funds' Prospectuses and Statements of Additional Information, without charge, by calling the Funds at 1-800-282-5706 or by visiting www.fifththirdfunds.com.

FTAM serves as investment adviser for each underlying fund. Each underlying fund pays a management fee to FTAM. Please see page ____ for more information. In addition to the principal investment strategies summarized below, when the Adviser (or, in the case of Fifth Third High Yield Bond Fund, the investment subadviser, Fort Washington Investment Advisors, Inc. ("Fort Washington")) believes that market conditions warrant a temporary defensive posture, each underlying fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of such underlying fund to achieve its investment objective.

EACH LIFEMODEL FUND IS SUBJECT TO THE RISKS ASSOCIATED WITH THE UNDERLYING FUNDS IN WHICH IT INVESTS. FOR MORE INFORMATION REGARDING THE PRINCIPAL INVESTMENT RISKS IDENTIFIED BELOW WITH RESPECT TO EACH UNDERLYING FUND, PLEASE SEE PAGE ____, AND THE APPLICABLE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR SUCH UNDERLYING FUND.

PRINCIPAL INVESTMENT STRATEGIES

FIFTH THIRD SMALL CAP GROWTH FUND

The Fifth Third Small Cap Growth Fund's ("Small Cap Growth Fund") fundamental investment objective is long-term capital appreciation. Under normal circumstances, the Small Cap Growth Fund invests at least 80% of its assets in the equity securities of small cap companies (defined as those companies included in the Russell 2000(R) Growth Index and companies with similar market capitalizations). The Small Cap Growth Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Small Cap Growth Fund may engage in securities lending.

The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Small Cap Growth Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

Principal investment risks: The Small Cap Growth Fund is subject to Equity Securities Risk, Smaller Company Risk, Securities Lending Risk, and Growth Securities Risk.

FIFTH THIRD MID CAP GROWTH FUND

The Fifth Third Mid Cap Growth Fund's ("Mid Cap Growth Fund") fundamental investment objective is growth of capital. Income is a secondary objective.

Under normal circumstances, the Mid Cap Growth Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell Midcap(R) Growth Index and companies with similar market capitalizations. To achieve its secondary objective of income, the Mid Cap Growth Fund relies on dividend and interest income. The Mid Cap Growth Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest. The Mid Cap Growth Fund seeks to outperform the Russell Midcap Growth index over rolling five-year periods. The Mid Cap Growth Fund may engage in securities lending.

The Adviser uses a combination of fundamental, momentum and valuation based disciplines for portfolio construction, with a particular focus on companies demonstrating above average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Mid Cap Growth Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

Principal investment risks: The Mid Cap Growth Fund is subject to Equity Securities Risk, Medium-Sized Company Risk, Smaller Company Risk. Dividend Securities Risk, Growth Securities Risk, Convertible Securities Risk, Securities Lending Risk, and Fixed Income Securities Risk.

FIFTH THIRD QUALITY GROWTH FUND

The Fifth Third Quality Growth Fund's ("Quality Growth Fund") fundamental investment objective is growth of capital. Income is a secondary objective.

Under normal circumstances, the Quality Growth Fund invests at least 65% of its total assets in common stocks of growth companies, defined as those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Quality Growth Fund invests are U.S. companies with a market capitalization greater than $2 billion. The Quality Growth Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods.

To achieve its secondary objective of income, the Quality Growth Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Quality Growth Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the BBB major rating category or higher by Moody's or their unrated equivalents. The Quality Growth Fund may engage in securities lending.

The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. Factors considered in identifying companies with strong earnings growth include the business model, the quality of management, competitive advantages, the product pipeline, and financial characteristics. The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Quality Growth Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

Principal investment risks: The Quality Growth Fund is subject to Equity Securities Risk, Dividend Securities Risk, Growth Securities Risk, Smaller Company Risk, Large and Medium-Sized Company Risk, Convertible Securities Risk, Fixed Income Securities Risk, Securities Lending Risk, and Turnover Risk.

FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009,

Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19) (the "Disputed Amount"). Subsequently, the Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the Fund is not entitled to the Disputed Amount.

On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the Fund's objection to that determination. On June 28, 2010, the Fund filed a notice of appeal. It is unclear whether the Fund will obtain a favorable outcome with respect to this matter.

Given the above circumstances, the Fund's per-share net asset value continues to reflect a negative outcome. The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial.

The SLCP Fund's fundamental investment objective is long-term capital appreciation with current income as a secondary objective.

Under normal circumstances, the SLCP Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as U.S. companies included in the S&P 500(R) Index and companies with similar market capitalizations. Under normal circumstances, the SLCP Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). The SLCP Fund's long positions and their equivalents will generally range between 100% and 150% of the value of the Fund's net assets. The SLCP Fund's short positions will generally range between 0% and 50% of the value of the Fund's net assets. While the long and short positions held by the SLCP Fund will generally vary in size as market opportunities change, the Fund will generally target long positions of 130%, and short positions of 30%, of the value of the Fund's net assets. In rising markets, the SLCP Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions. The SLCP Fund may not engage in securities lending.

The Adviser may consider selling a security held by the SLCP Fund when it becomes overvalued or if the issuer's earnings quality or financial management deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposure of the entire portfolio.

The SLCP Fund's investment strategy involves more risk than those of other funds that do not engage in short selling. The SLCP Fund's use of short sales in combination with long positions in the Fund's portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the SLCP Fund's long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The SLCP Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The SLCP Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The SLCP Fund's loss on a short sale is potentially unlimited because there in no upward limit on the price a borrowed security could attain.

In addition, taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks, such as the risk that losses for the SLCP Fund will be magnified and the risk that interest and principal payments may be higher than investment returns. There is no assurance that the SLCP Fund's leveraging strategy will be successful.

Principal investment risks: The SLCP Fund is subject to Short Selling Risk (described above), Derivatives Risk, Equity Securities Risk, Turnover Risk, Larger Company Risk, Value Securities Risk, and Growth Securities Risk.

FIFTH THIRD SMALL CAP VALUE FUND

The Fifth Third Small Cap Value Fund's ("Small Cap Value Fund") fundamental investment objective is long-term capital appreciation.

Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000(R) Value Index and companies with similar market capitalizations. The Small Cap Value Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. Equity securities consist of common stock and securities convertible into common stock. The Small Cap Value Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Small Cap Value Fund may engage in securities lending.

The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Small Cap Value Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

Principal investment risks: The Small Cap Value Fund is subject to Equity Securities Risk, Smaller Company Risk, Value Securities Risk, REIT Risk, Securities Lending Risk, and Turnover Risk.

FIFTH THIRD ALL CAP VALUE FUND

The Fifth Third All Cap Value Fund's ("All Cap Value Fund") fundamental investment objective is a high level of total return (using a combination of capital appreciation and income).

Under normal circumstances, the All Cap Value Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities in which the All Cap Value Fund invests consist of common stock and securities convertible into common stock. The All Cap Value Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The All Cap Value Fund seeks to outperform the Russell 3000(R) Value Index over a long-term investment horizon. The Fund may engage in securities lending.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the All Cap Value Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management; or financial reporting.

Principal investment risks: The All Cap Value Fund is subject to Equity Securities Risk, Smaller Company Risk, Value Securities Risk, Convertible Securities Risk, Securities Lending Risk, and REIT Risk.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND

The Fifth Third Disciplined Large Cap Value Fund's ("Disciplined Large Cap Value Fund") fundamental investment objective is long-term capital appreciation with current income as a secondary objective.

Under normal circumstances, the Disciplined Large Cap Value Fund invests at least 80% of its assets in equity securities of large capitalization companies (defined as those companies included in the Russell 1000(R) Value Index) and companies with similar market capitalizations. The Disciplined Large Cap Value Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Disciplined Large Cap Value Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Disciplined Large Cap Value Fund may engage in securities lending.

Principal investment risks: The Disciplined Large Cap Value Fund is subject to Equity Securities Risk, Value Securities Risk, Larger Company Risk, Securities Lending Risk, and REIT Risk.

FIFTH THIRD INTERNATIONAL EQUITY FUND

The Fifth Third International Equity Fund's ("International Equity Fund") fundamental investment objective is long-term capital appreciation.

Under normal circumstances, the International Equity Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the International Equity Fund's portfolio are located in at least three countries other than the U.S.

The Adviser begins with an investment universe comprising the membership of the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"), but may also consider international stocks which are not in the EAFE Index. The Adviser uses a quantitative multi-factor model to rank stocks in the investment universe. Although the International Equity Fund invests primarily in established foreign securities markets it may also invest in emerging market countries. The International Equity Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to the risks associated with the different markets in which they trade and may not serve their intended purposes. The International Equity Fund may engage in securities lending.

Principal investment risks: The International Equity Fund is subject to Equity Securities Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Securities Lending Risk, and Derivatives Risk.

FIFTH THIRD HIGH YIELD BOND FUND

The Fifth Third High Yield Bond Fund's ("High Yield Bond Fund") fundamental investment objective is high level of income. Capital appreciation is a secondary objective.

Under normal circumstances, the High Yield Bond Fund invests at least 80% of its assets in non-investment grade debt securities. The High Yield Bond Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The High Yield Bond Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years. The High Yield Bond Fund may engage in securities lending.

Fort Washington serves as investment subadviser to the High Yield Bond Fund pursuant to a sub-advisory agreement with the Adviser. In selecting portfolio securities, the High Yield Bond Fund's investment subadviser analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.

Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

o more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments;
o     greater risk of loss due to default or declining credit quality;
o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and
o greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk because their issuers are often highly leveraged and may not have more traditional methods of financing available to them. As a result, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because these securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Under rating agency guidelines, medium-and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium-and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

Principal investment risks: The High Yield Bond Fund is subject to Fixed Income Securities Risk, Non-Investment Grade Securities Risk, Liquidity Risk, Securities Lending Risk, and Regulatory Risk.

FIFTH THIRD TOTAL RETURN BOND FUND

The Fifth Third Total Return Bond Fund's ("Total Return Bond Fund") fundamental investment objective is high current income. Capital growth is a secondary objective.

Under normal circumstances, the Total Return Bond Fund invests at least 80% of its assets in bonds. The bonds in which the Total Return Bond Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund generally invests in high quality bonds. The Total Return Bond Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Adviser considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer's prospects for long-term growth of earnings and revenues. The Total Return Bond Fund may engage in securities lending.

o Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the
o Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Total Return Bond Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. Although the Adviser considers the Total Return Bond Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration.

Principal investment risks: The Total Return Bond Fund is subject to Fixed Income Securities Risk, Pre-payment/Call Risk, Non-Investment Grade Securities Risk, Foreign Investment Risk, Securities Lending Risk, and Turnover Risk.

FIFTH THIRD SHORT TERM BOND FUND

The Fifth Third Short Term Bond Fund's ("Short Term Bond Fund") fundamental investment objective is current income.

Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in bonds. The bonds in which the Short Term Bond Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

o Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the
o Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Short Term Bond Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Short Term Bond Fund also considers current yield and yield to maturity and potential or capital gain. The Short Term Bond Fund may consider selling a security if it falls below the minimum credit quality required for purchase. The Short Term Bond Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. The Adviser may actively manage the Short Term Bond Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Short Term Bond Fund may engage in securities lending.

Principal investment risks: The Short Term Bond Fund is subject to Fixed Income Securities Risk, Pre-Payment/Call Risk, Lower-Rated Securities Risk, Non-Investment Grade Securities Risk, Securities Lending Risk, and Foreign Investment Risk.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND

The Fifth Third Institutional Money Market Fund's ("Institutional Money Market Fund") fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Institutional Money Market Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Institutional Money Market Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days. The Institutional Money Market Fund may engage in securities lending.

The Institutional Money Market Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Institutional Money Market Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Institutional Money Market Fund reserves the right to invest up to 3% of its total assets in "second tier'' securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Institutional Money Market Fund's investment manager. Some corporate securities purchased by the Institutional Money Market Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Institutional Money Market Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

The Institutional Money Market Fund does not participate in securities lending.

Principal investment risks: The Institutional Money Market Fund is subject to Interest Rate Risk, Net Asset Value Risk, Credit Risk, and Foreign Investment Risk.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

Fifth Third U.S. Treasury Money Market Fund (the "U.S. Treasury Money Market Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the U.S. Treasury Money Market Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

o Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the
o Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation
(FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

The U.S. Treasury Money Market Fund does not participate in securities lending.

PRINCIPAL INVESTMENT RISKS:

The U.S. Treasury Money Market Fund is subject to Interest Rate Risk and Net Asset Value Risk.

PRINCIPAL INVESTMENT RISKS

This section provides a description of the principal risks associated with the underlying funds in which each LifeModel Fund invests. As noted above, the Funds are subject to all of the risks to which the underlying funds in which such Fund invests, are subject.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

CURRENCY RISK. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.

DERIVATIVES RISK. The primary risks of derivatives are: (1) changes in the market value of securities, and of derivatives relating to those securities, may not be proportionate; (2) there may not be a liquid market to sell a derivative, which could result in difficulty closing a position; and (3) certain derivatives can magnify the extent of losses incurred due to changes in market value. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to heightened risks associated with those kinds of investments.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. With respect to government-sponsored entities such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

FOREIGN INVESTMENT RISK. Investments in foreign stocks or bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

GROWTH SECURITIES RISK. The Fund invests in growth-oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

LARGE AND MEDIUM-SIZED COMPANY RISK. There are inherent risks to investing in equity securities of large and medium-sized companies. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

LARGER COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

LIQUIDITY RISK. Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund's net asset value and limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets also could affect the ability of the Fund to sell securities. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

LOWER-RATED SECURITIES RISK. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

NET ASSET VALUE RISK involves the possibility that a money market fund will be unable to meet its goal of a constant $1.00 per share.

NON-INVESTMENT GRADE SECURITIES RISK - UNDERLYING FUNDS OTHER THAN HIGH YIELD BOND FUND. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by Standard & Poor's/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

REGULATORY RISK. Prices for non-investment grade debt securities may be affected by legislative and regulatory developments, which could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.

REIT RISK. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITIES LENDING RISK. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund's investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to increased risk.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

MANAGEMENT FEES PAID BY UNDERLYING FUNDS

The management fees, after fee waivers, paid by the underlying funds in which the Funds invest, for the fiscal year ended July 31, 2010, are as follows:

                                                             AS A PERCENTAGE OF
                                                             NET ASSETS
--------------------------------------------------------------------------------
Small Cap Growth Fund                                        0.70%
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                          0.70%
--------------------------------------------------------------------------------
Quality Growth Fund                                          0.80%
--------------------------------------------------------------------------------
Structured Large Cap Plus Fund                               0.70%
--------------------------------------------------------------------------------
Small Cap Value Fund                                         0.90%
--------------------------------------------------------------------------------
All Cap Value Fund                                           0.70%
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                             0.70%
--------------------------------------------------------------------------------
International Equity Fund                                    0.86%
--------------------------------------------------------------------------------
High Yield Bond Fund*                                        0.70%
--------------------------------------------------------------------------------
Total Return Bond Fund                                       0.45%
--------------------------------------------------------------------------------
Short Term Bond Fund                                         0.40%
--------------------------------------------------------------------------------
Institutional Money Market Fund                              0.10%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                              0.10%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                          Small     Mid               Small    All
                                           Cap      Cap     Quality    Cap     Cap    Disciplined
                                          Growth   Growth   Growth    Value   Value    Large Cap    International
                                           Fund     Fund     Fund     Fund    Fund    Value Fund     Equity Fund
-----------------------------------------------------------------------------------------------------------------
Common Stock                                X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Convertible Securities                      X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Delayed Delivery/When-Issueds               X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Derivatives                                 X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Call and Put Options                        X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Custody Receipts                            X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Futures and Related Options                 X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Stock-Index Options                         X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Structured Notes                            X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Swaps and Swaptions                         X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions                                                                             X
-----------------------------------------------------------------------------------------------------------------
Guaranteed Investment Contracts             X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
High-Yield/High-Risk Debt Securities        X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Illiquid Securities                         X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Investment Company Securities               X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Closed-End Funds                            X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds ("ETFs")              X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Investment Grade Bonds                      X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Loan Participations                         X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Money Market Instruments                    X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                        X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Certificates of Deposit                     X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Commercial Paper                            X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreements                       X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Time Deposits                               X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                  X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations         X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls                       X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Municipal Securities                        X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Stand-by Commitments                        X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Non-U.S. Traded Foreign Securities          X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Preferred Stocks                            X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)       X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Restricted Securities                       X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements               X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Securities Lending                          X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Short-Term Trading                          X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Small and Micro Cap Equities                X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Stripped Obligations                        X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities           X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
U.S. Traded Foreign Securities              X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
American Depositary Receipts ("ADRs")       X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds and Similar Debt Obligations   X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Canada Bonds                                X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Sovereign Bonds                             X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations                   X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments      X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Warrants                                    X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------
Zero-Coupon Debt Obligations                X        X        X        X       X          X               X
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Institutional     U.S.
Structured              Moderately             Moderately                              Total      Short       Money      Treasury
Large Cap   Aggressive  Aggressive  Moderate  Conservative  Conservative  High Yield   Return     Term        Market       Money
Plus Fund      Fund        Fund       Fund       Fund          Fund       Bond Fund   Bond Fund Bond Fund      Fund     Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X           X           X            X            X              X        X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              X         X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X
-----------------------------------------------------------------------------------------------------------------------------------
    X
-----------------------------------------------------------------------------------------------------------------------------------
    X                                                                         X         X          X              X          X
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each underlying Fund may invest in a variety of securities and employ a number of investment techniques. Following is a list of permissible securities and investment techniques that each underlying Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Adviser. Each security and technique involves certain risks. Follow this section is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

       CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Money Market Funds may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts: All Cap Value Fund, and Strategic Income Fund.

       CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Morgan Stanley TRACERs.

       FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

       STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds and Bond Funds may not invest in these.

       STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

       SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

       AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

       YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

       CANADA BONDS: Issued by Canadian provinces.

       SOVEREIGN BONDS: Issued by the government of a foreign country.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's ("S&P") and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser, administrator or distributor.

       CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

       EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

       BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

       CERTIFICATES of Deposit: Negotiable instruments with a stated maturity.

       COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

       REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

       TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

       COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

       STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation proceeds. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses, and may realize greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

       o GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and
Freddie Mac.

       o TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stocks or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds and Underlying Funds may fluctuate, as will the value of your investment in the Funds and Underlying Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SECURITIES LENDING RISK. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund's investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

SHORT SALES RISK. The Structured Large Cap Plus Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales "against the box," meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security to the extent a decline in value of the security is offset by a corresponding gain in the short position. However, any potential gains in the value of the security would be wholly or partially offset by a corresponding loss in the short position. In addition, in implementing its principal investment strategies, the Fund may engage in short sales that are not against the box (i.e., short sales of securities that the Fund does not own) in accordance with the provisions of the 1940 Act. In order to do so, the Fund typically borrows a security from a broker in order to sell the security to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities it does not own, it may have to pay a premium to borrow the securities and must pay to the lender any dividends or interest paid on the securities while they are borrowed. When making this type of short sale, the Fund must segregate liquid assets in an amount equal to the current market value of the security sold short. Short sales on securities the Fund does not own involve a form of investment leverage, and the amount of the Fund's loss on such a short sale is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this section as a result of engaging in short sales of securities it does not own.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and micro cap equities are subject to smaller company risk.

TAX RISK. While distributions of interest income from municipal securities will generally be exempt from federal income tax (other than the alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

TURNOVER RISK. The risk that, through active trading, a Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT IN EXCHANGE-TRADED FUNDS. The underlying Funds may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R) , Inc. ("iShares(R)"). * iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940, as amended, or the rules thereunder. Upon meeting certain conditions, the Funds may invest their respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of these policies and procedures is provided in the SAI. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Funds' website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment adviser to all Funds. The Adviser is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Adviser's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser employs an experienced staff of over 40 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Adviser also furnishes office space and certain administrative services to the Funds.

As of September 30, 2010, Fifth Third Asset Management, Inc. had approximately $___ billion of assets under management, including approximately $____ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Adviser may appoint one or more subadvisers to manage all or a portion of the assets of the Funds. On September 28, 2005, the SEC granted exemptive relief to the Funds and the Adviser to permit the Adviser, subject to certain conditions, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The exemptive order gives the Adviser the ability to change the fee payable to a subadviser or appoint a new subadviser at a fee different than that paid to the current subadviser, which in turn may result in a different fee retained by the Adviser.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2010 are as follows:

                                                              AS A PERCENTAGE OF
                                                              NET ASSETS
--------------------------------------------------------------------------------
LifeModel Aggressive Fund                                     0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund                          0.03%
--------------------------------------------------------------------------------
LifeModel Moderate Fund                                       0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund                        0.03%
--------------------------------------------------------------------------------
LifeModel Conservative Fund                                   0.03%
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Scott A. Billeadeau has been a portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 24 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

Mitchell L. Stapley has been a portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD TOTAL RETURN BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, of the FIFTH THIRD LIFEMODEL FUND(SM) since August 2006 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Stapley is currently the Chief Fixed Income Officer, overseeing all Fixed Income operations. He joined FTAM in 2003, though he has been with Fifth Third Bancorp since 1988 through its acquisition of Old Kent Bank. He has 26 years of investment experience. Prior to joining FTAM, he was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago. While at Navistar, he was responsible for both investment strategy and implementation, and foreign exchange hedging and trading. Prior to that, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He is currently a member of the Detroit Bond Club, is on the investment committee for the Western Michigan University Endowment Fund, and has served as the President of the Investment Analysts' Society of Chicago-West Michigan Chapter. He graduated with a B.A. from Albion College and is a CFA charterholder.

E. Keith Wirtz has been a portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006 and of the Fifth Third Mid Cap Growth Fund since April 2010.
Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr.Wirtz was the President and Chief Executive Officer of Paladin

Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's NAV, which, for the LifeModel Fund, in turn is based on the NAVs of the underlying Funds in which they invest. Each Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. Pursuant to procedures adopted by the Funds' Board of Trustees, the value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. In addition, under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Funds' Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All purchase orders for the Prime Money Market Fund must be received by the Funds' transfer agent by 4:00 p.m. Eastern Time in order to receive that day's NAV and dividends. Purchase orders received after 4:00 p.m. Eastern Time will be processed on the following business day.

You may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds' ability to locate and eliminate individual market timers. In addition to the Funds' frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity in the Funds' shares are responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of FTAM (the Funds' Administrator), the transaction would adversely affect a Fund or its shareholders. The Funds recognize that FTAM will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

ADDITIONAL SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o        minimum initial or subsequent investment requirements
o        exchange policies
o        cut-off time for investments
o        redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Class A shares or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500.

Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class C shares by a shareholder is $999,999. These limitations on purchases of Class C shares do not apply to retirement plans or omnibus accounts.

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest.

The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial or subsequent investment.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A or Class C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

o       Name;
o       Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent.

Orders to sell shares of the Funds must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day.

Orders to sell shares of the Funds received by the Funds' transfer agent after 4:00 p.m Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your Institutional shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

o       The address on file has been changed in the last 10 business days;
o       The check is not being mailed to the address on your account;
o       The check is not being made payable to the owner of the account; or
o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals of Class A or Class C shares on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

EXCHANGING OR CONVERTING SHARES

You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same fund should be treated as a tax-free event. By contrast, an exchange between different funds is a taxable event.

NOTES ON EXCHANGES

You must meet the minimum requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference. (+)Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time. The Exchange Privilege is available only in states where shares of the Fund may be sold. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders who owned Adviser shares of any Fifth Third Fund prior to August 1, 2005.

SHARE CLASS SELECTION
--------------------------------------------------------------------------------

Class A shares, Class B shares, Class C shares and Institutional Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.

---------------------------------------------------------------------------------------------------------------------------
                       CLASS A                  CLASS B*                 CLASS C                     INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------
INITIAL SALES          Front-end sales charge   None                     None                        None
CHARGE                 (not applicable to
                       money market funds);
                       reduced sales charge
                       available
---------------------------------------------------------------------------------------------------------------------------
CONTINGENT             None                     A contingent deferred    A contingent deferred       None
DEFERRED SALES                                  sales charge will be     sales charge will be
CHARGE (CDSC)                                   imposed on shares        imposed on shares
                                                redeemed within 6        redeemed within 12
                                                years after purchase     months after purchase
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE   Subject to annual        Subject to annual        Subject to annual           None
 (12b-1) FEE           distribution and         distribution and         distribution and
                       shareholder servicing    shareholder servicing    shareholder servicing
                       fees of up to 0.25% of   fees of up to 1.00%      fees of up to 0.75%
                       the of the Fund's asset  Fund's assets            Fund's assets
                                                                         (Also subject to a non-
                                                                         12b-1 fee for shareholder
                                                                         servicing of up to 0.25%
                                                                         of the Fund's assets)
---------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES          Lower annual expenses    Higher annual expenses   Higher annual expenses      Lower annual
                       than Class B and Class   than Class A shares      than Class A shares         expenses than Class A,
                       C shares                                                                      Class B and Class C
                                                                                                     shares
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                       CLASS A                  CLASS B*                 CLASS C                     INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------
CONVERSION             None                     Converts to Class A      None                        None
                                                shares after 8 years
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM                None                     $99,999                  $999,999                    None
PURCHASE AMOUNT
---------------------------------------------------------------------------------------------------------------------------

* Effective May 11, 2007, Class B shares were closed to all new investments. Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of other Fifth Third Funds.

APPLICABLE SALES CHARGES
--------------------------------------------------------------------------------

Current information regarding the Fund's sales charges and breakpoint discounts is available by hyperlink on the Fifth Third Fund's Web site at www.fifththirdfunds.com.

FRONT-END SALES CHARGES - CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                    SALES CHARGE AS % OF   CHARGE AS A % OF     DEALER
                                          OFFERING PRICE   YOUR INVESTMENT    REALLOWANCE
-----------------------------------------------------------------------------------------
LESS THAN $50,000                                  5.00%         5.26%            4.50%
-----------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000                     4.50%         4.71%            4.00%
-----------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000                    3.50%         3.63%            3.00%
-----------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000                    2.50%         2.56%            2.10%
-----------------------------------------------------------------------------------------
$500,000 BUT LESS THAN $1,000,000                  2.00%         2.04%            1.70%
-----------------------------------------------------------------------------------------
$1,000,000 OR MORE(1)                              0.00%         0.00%              --2
-----------------------------------------------------------------------------------------

1. If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

2. With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

FRONT-END SALES CHARGE REDUCTIONS - CLASS A SHARES

The Funds offer reduced sales charges on Class A shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund held in your account or accounts listed under "Combination Privilege" below.

--------------------------------------------------------------------------------
AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.
--------------------------------------------------------------------------------

       o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares)over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

       o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below. Shareholders may include existing Class A, Class B and Class C shares (with the exception of Money Market Funds held in each class) in the rights of accumulation values to lower their sales charge on purchasing Class A shares.

       o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A shares of the Prime Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.fifththirdfunds.com.

FRONT-END SALES CHARGE WAIVERS CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

    o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any Fifth Third Fund.

    o Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

    o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Adviser and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

    o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

    o   Shares purchased by former Kent Fund Investment Class shareholders.

CONTINGENT DEFERRED SALES CHARGES (CDSCs)

CLASS B SHARES

Class B shares are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

YEAR OF REDEMPTION AFTER PURCHASE            % OF NAV (AT TIME OF PURCHASE OR SALE
                                             IF LOWER) DEDUCTED FROM PROCEEDS
----------------------------------------------------------------------------------
DURING THE FIRST YEAR                                         5%
----------------------------------------------------------------------------------
DURING THE SECOND YEAR                                        4%
----------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                              3%
----------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                         2%
----------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                         1%
----------------------------------------------------------------------------------
DURING THE SEVENTH OR EIGHTH YEARS                            0%
----------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CDSC WAIVERS - CLASS B AND CLASS C SHARES

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

      o Redemptions from accounts following the death or disability of the shareholder.
      o Investors who purchased through a participant directed defined benefit plan.
      o    Returns of excess contributions to certain retirement plans.
      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.
      o    Shares issued in a plan of reorganization sponsored by Fifth Third
           Bank, or shares redeemed involuntarily in a similar situation.
      o    Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class B and Class C shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

The 12b-1 fees vary by share class as follows:

o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.

   o   Institutional Shares do not pay a 12b-1 fee.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge.

YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUNDS OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUNDS CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Adviser and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

ADDITIONAL POLICIES
--------------------------------------------------------------------------------

REINSTATEMENT PRIVILEGE

If you have sold Class A shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

CONVERSION TO CLASS A SHARES

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor or Adviser may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the SAI.

The Distributor or the Adviser pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, beginning in the 13th month following each sale, Dealers receive monthly ongoing compensation of up 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Adviser or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

The Adviser is not permitted to consider sales of shares of the Funds (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. Since the Adviser or Distributor make up front dealer concession payments on Class C shares and Class A share finder fees (sales above $1 million or $500,000 for Short Term Bond Fund), the 12b-1 fee shareholder servicing fees and CDSCs, are retained by the Distributor or Adviser as reimbursement for such payments.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you do not hold your shares through an IRA account or a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the LifeModel Funds(SM).

Capital gains, if any, are distributed at least annually.

As discussed in detail in the SAI, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. As a result, the dividends paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

EXPENSES
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel Funds(SM), are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds invest(SM) in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net realized capital gains to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and the Fund level.

A LifeModel Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests until it disposes of shares of the Fund that realized such losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid for the shareholder's shares). See the SAI for further details.

FOREIGN INVESTMENTS
--------------------------------------------------------------------------------

If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign withholding or other taxes which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to reduced tax rates or exemption from foreign tax on this income. A fund's effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

STATE AND LOCAL TAXES
--------------------------------------------------------------------------------

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest excluded from gross income for state income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local, and foreign laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by _________, the Funds' independent registered public accounting firm. Those portions of _____________ report, relating to the Funds included in this Prospectus, and the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS FOR CLASS A, CLASS B, CLASS C SHARES AND INSTITUTIONAL SHARES]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third LifeModel Funds                 Fifth Third Funds
Class A Shares                              38 Fountain Square Plaza
Class B Shares                              Cincinnati, Ohio 45202
Class C Shares
Institutional Shares

--------------------------------------------------------------------------------
Investment Adviser, Administrator           Fifth Third Asset Management, Inc.
and Accountant                              38 Fountain Square Plaza
                                            Cincinnati, Ohio 45202

--------------------------------------------------------------------------------
Distributor                                 FTAM Funds Distributor, Inc.
                                            1290 Broadway, Suite 1100
                                            Denver, Colorado 80203

--------------------------------------------------------------------------------
Custodian, Sub-Accountant and               State Street Bank and Trust Company
Sub-Administrator                           State Street Financial Center
                                            One Lincoln Street
                                            Boston, MA 02111-2900

--------------------------------------------------------------------------------
Transfer and Dividend Disbursing Agent      Boston Financial Data Services, Inc.
                                            30 Dan Road
                                            Canton, Massachusetts 02021

--------------------------------------------------------------------------------
Independent Registered Public               PricewaterhouseCoopers LLP
Accounting Firm                             1100 Walnut, Suite 1300
                                            Kansas City, MO 64106

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706
OR WRITING TO:

                                FIFTH THIRD FUNDS
                                    BOX 8043
                              BOSTON, MA 02266-8043
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                       YOU CAN ALSO ACCESS THESE DOCUMENTS
     FREE OF CHARGE, ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*
--------------------------------------------------------------------------------

*Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

    o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-551-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

    o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS

               ADVISED BY:
               FTAM
               FIFTH THIRD ASSET MANAGEMENT

[FIFTH THIRD GLOBE]          BEYOND THE TRADITIONAL

                                 1-800-282-5706
                             WWW.FIFTHTHIRDFUNDS.COM

FTF-PRO-_______

                                                               FIFTH THIRD FUNDS

[FIFTH THIRD GLOBE LOGO]

FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND

      CLASS A SHARES (KNVIX)

      CLASS B SHARES (FBLVX)

      CLASS C SHARES (FCLVX)

      INSTITUTIONAL SHARES (KNVEX)

PROSPECTUS

NOVEMBER 19, 2010

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                             [FIFTH THIRD ASSET MANAGEMENT LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

SUMMARY .....................................................................  1
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS..........................  7
      Name Policy............................................................  7
      Investment Practices ..................................................  7
      Investment Risks ...................................................... 10
      Additional Information about the Fund ................................. 13
PORTFOLIO HOLDINGS .......................................................... 14
FUND MANAGEMENT ............................................................. 14
      Investment Adviser .................................................... 14
      Portfolio Managers .................................................... 15
SHAREHOLDER INFORMATION ..................................................... 15
      Purchasing and Selling Fund Shares .................................... 15
      Purchasing and Adding To Your Shares .................................. 16
      Abusive Trading Practices ............................................. 17
      Additional Shareholder Information..................................... 17
      Selling Your Shares ................................................... 19
      Exchanging Your Shares ................................................ 20
      Share Class Selection ................................................. 21
      Applicable Sales Charges............................................... 22
      Distribution and Service Fees.......................................... 24
      Additional Policies.................................................... 25
DIVIDENDS AND CAPITAL GAINS ................................................. 26
TAX CONSIDERATIONS .......................................................... 26
      Federal Income Tax..................................................... 26
      Foreign Investments ................................................... 27
      State and Local Taxes ................................................. 27
FINANCIAL HIGHLIGHTS ........................................................ 28

SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation with current income as a secondary objective.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in the section entitled "Applicable Sales Charges" on page 22 of the Fund's Prospectus and the section entitled "Purchasing Shares of the Funds" on page ___ of the Fund's Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          INSTITUTIONAL
                                                                CLASS A       CLASS B       CLASS C           SHARES
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A % OF OFFERING PRICE)                                  5.00%(1,2)          None          None             None
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A % OF OFFERING PRICE)                                        None      5.00%(3)      1.00%(4)             None
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS (AS A % OF OFFERING PRICE)                              None          None          None             None
-----------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)               None          None          None             None
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                      None          None          None             None
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          INSTITUTIONAL
                                                                CLASS A        CLASS B       CLASS C           SHARES
-----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.70%           0.70%         0.70%           0.70%
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                               0.25%           1.00%         0.75%            None
-----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------
        DIVIDEND EXPENSES ON SHORT SALES                            %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
        EXTRAORDINARY LEGAL EXPENSES                                %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
        REMAINDER OF OTHER EXPENSES                                 %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
        TOTAL OTHER EXPENSES                                        %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                     %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                          %               %            %                %
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
REIMBURSEMENT                                                       %               %            %                %
-----------------------------------------------------------------------------------------------------------------------

1. Lower sales charges are available depending upon the amount you invested.
2. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges" on page __ of the Fund's Prospectus.
3. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
5. Fifth Third Asset Management, Inc. ("FTAM" or "Adviser"), the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES                    $           $            $            $
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
   Assuming Redemption            $           $            $            $
--------------------------------------------------------------------------------
   Assuming No Redemption         $           $            $            $
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
   Assuming Redemption            $           $            $            $
--------------------------------------------------------------------------------
   Assuming No Redemption         $           $            $            $
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES              $           $            $            $
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as U.S. companies included in the S&P 500(R) Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2010, the market capitalization of companies included in the S&P 500(R) Index ranged from $___ million to $___ billion. The average market capitalization of companies included in the S&P 500(R) Index was approximately $___ billion and the median market capitalization was approximately $___ billion.

In managing the Fund, the Adviser adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Adviser first uses a proprietary multi-factor model to rank stocks, both across the Fund's remaining investment universe and on a sector-specific basis and then screens out those companies facing financial distress. The Adviser ranks each stock on the basis of, among other things, valuation factors, earnings quality, financial discipline, and investor sentiment. The Adviser believes such factors denote long-term success.

The Fund may sell securities short, as described below. "Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500(R)Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's Adviser expects to underperform and enables the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long-only" strategy.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). The Fund's long positions and their equivalents will generally range between 100% and 150% of the value of the Fund's net assets. The Fund's short positions will generally range between 0% and 50% of the value of the Fund's net assets. While the long and short positions held by the Fund will generally vary in size as market opportunities change, the Fund will generally target long positions of 130%, and short positions of 30%, of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

One way the Fund may take a short position is by selling a security short. When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

Another way the Fund may take either a long or short position in equity securities is through the use of derivatives on these securities. In particular, the Fund may use equity swaps to establish long and short equity positions without owning or taking physical custody of the securities involved. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities or security index during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the reference asset or other economic factors.

The Adviser may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition related price gap, etc.). In addition, the Adviser may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser typically seeks to monitor and control the Fund's industry sector weightings and the Fund's exposure to individual equity securities, allowing these to differ only moderately from the industry sector weightings and position weightings of the S&P 500(R) Index. By doing so, the Adviser seeks to limit the Fund's volatility to that of the overall market, as represented by the S&P 500(R) Index.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

DERIVATIVES RISK. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

INVESTMENT DISCRETION RISK. There is no guarantee that the Adviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

LARGER COMPANY RISK. Stocks of larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

SHORT SELLING RISK. The Fund's investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund's use of short sales in combination with long positions in the Fund's portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund. The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. In addition, taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund's leveraging strategy will be successful.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

PERFORMANCE

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, ____________, or by calling _______________.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

[CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

2000                                       -11.47
2001                                       -13.07
2002                                       -23.94
2003                                        25.86
2004                                        10.33
2005                                         5.41
2006                                        16.38
2007                                         1.96
2008                                       -44.82
2009                                        12.10

                   [END CHART]

Best quarter:           [Q2 2003       13.75%]
Worst quarter:          [Q42008                -30.55%]
Year to Date Return (1/1/10 to 9/30/10):       [___]%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2009)

                                                                          INCEPTION       PAST         PAST 5       PAST
                                                                          DATE            YEAR         YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE                                    12/1/92
----------------------------------------------------------------------------------------------------------------------------
      Return Before Taxes                                                                 6.48%       -5.98%        -5.02%
----------------------------------------------------------------------------------------------------------------------------
      Return After Taxes on Distributions                                                 6.00%       -6.36%        -5.56%
----------------------------------------------------------------------------------------------------------------------------
      Return After Taxes on Distributions and Sale of Fund Shares                         4.17%       -5.12%        -4.21%
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          11/2/92
----------------------------------------------------------------------------------------------------------------------------
     Return Before Taxes                                                                  6.29%       -6.08%        -5.25%
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          11/2/92
----------------------------------------------------------------------------------------------------------------------------
      Return Before Taxes                                                                11.14%       -5.74%        -5.26%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                       11/2/92
----------------------------------------------------------------------------------------------------------------------------
      Return Before Taxes                                                                12.10%       -4.79%        -4.31%
----------------------------------------------------------------------------------------------------------------------------
S&P 500(R)INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      26.46%        0.42%        -0.95%
----------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R)INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                 28.43%        0.79%        -0.49%
----------------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT

INVESTMENT ADVISER

Fifth Third Asset Management, Inc.

PORTFOLIO MANAGERS

 Samrat Bhattacharya        Mark Koenig                Michael P. Wayton
 Portfolio Manager          Portfolio Manager          Portfolio Manager
 Since November 2007        Since February 2005        Since February 2005

PURCHASES AND SALES OF FUND SHARES

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICY
--------------------------------------------------------------------------------

To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies" on page ___. A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Adviser. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

o    Asset-Backed Securities                      o    Non U.S-Traded Foreign Securities
o    Common Stock                                 o    Preferred Stocks
o    Convertible Securities                       o    Real Estate Investment Trusts ("REITs")
o    Delayed Delivery/When-Issued Securities      o    Restricted Securities
o    Derivatives                                  o    Reverse Repurchase Agreements
o    Foreign Currency Transactions                o    Short-Term Trading
o    Guaranteed Investment Contracts              o    Small and Micro-Cap Equities
o    High Yield/High-Risk Debt Securities         o    Stripped Obligations
o    Illiquid Securities                          o    U.S. Government Agency Securities
o    Investment Company Securities                o    U.S. Treasury Obligations
o    Investment Grade Bonds                       o    U.S.-Traded Foreign Securities
o    Loan Participations                          o    Variable and Floating Rate Instruments
o    Money Market Instruments                     o    Warrants
o    Mortgage Dollar Rolls                        o    Zero-Coupon Debt Obligations
o    Mortgage-Backed Securities
o    Municipal Securities

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, the Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

       CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price.

       CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Morgan Stanley TRACERs.

       FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

       STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices.

       STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

       SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

       AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

       YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments. Examples include Canada Bonds (issued by Canadian provinces), Sovereign Bonds (issued by the government of a foreign country), and Supranational Bonds (issued by supranational entities, such as the World Bank and European Investment Bank).

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's ("S&P") and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Investment companies may include money market funds and other registered investment companies for which the Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

       CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis.

       EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

       BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

       CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

       COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

       REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

       TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

       COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which the Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

       STAND-BY COMMITMENTS: Contract by which a dealer agrees to purchase, at a fund's option, a specified municipal obligation at its amortized cost value to a fund, plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation proceeds. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover rates and transaction expenses, and may realize greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or less than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

       GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

       TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to the Fund on demand.

WARRANTS: Securities, typically issued with preferred stocks or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others. Equity securities are subject mainly to market risk.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, (REITS), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, standby commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SHORT SALES RISK. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales "against the box," meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security to the extent a decline in value of the security is offset by a corresponding gain in the short position. However, any potential gains in the value of the security would be wholly or partially offset by a

Corresponding Loss In The Short Position. In Addition, In Implementing Its principal investment strategies, the Fund may engage in short sales that are not against the box (i.e., short sales of securities that the Fund does not own) in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). In order to do so, the Fund typically borrows a security from a broker in order to sell the security to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities it does not own, it may have to pay a premium to borrow the securities and must pay to the lender any dividends or interest paid on the securities while they are borrowed. When making this type of short sale, the Fund must segregate liquid assets in an amount equal to the current market value of the security sold short. Short sales on securities the Fund does not own involve a form of investment leverage, and the amount of the Fund's loss on such a short sale is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this section as a result of engaging in short sales of securities it does not own.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.

TAX RISK. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

INVESTMENT IN EXCHANGE-TRADED FUNDS. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares, Inc. ("iShares(R)"). iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund. iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

 Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict the fund's investment in the shares of another investment company unaffiliated with the funds to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the 1940 Act or the rules thereunder. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

OTHER INFORMATION. As described in this Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19) (the "Disputed Amount"). Subsequently, the Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the Fund is not entitled to the Disputed Amount.

On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the Fund's objection to that determination. On June 28, 2010, the Fund filed a notice of appeal. It is unclear whether the Fund will obtain a favorable outcome with respect to this matter.

Given the above circumstances, the Fund's per-share net asset value continues to reflect a negative outcome.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of these policies and procedures is provided in the SAI. The Fund will publicly disclose its portfolio holdings, as reported on a monthly basis, by posting this information on the Fund's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Adviser's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser employs an experienced staff of over 40 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Adviser also furnishes office space and certain administrative services to the Fund.

As of September 30, 2010, Fifth Third Asset Management, Inc. had approximately $____ billion of assets under management, including approximately $_____ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Fund's investment advisory contract is included in the shareholder report for the period during which the Board of Trustees approved such contract.

The Adviser may appoint one or more subadvisers to manage all or a portion of the assets of the Fund. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Fifth Third Funds and that permit the Adviser, subject to certain conditions, including the one-time prior approval of the Fifth Third Funds' Board of

Trustees and shareholders, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fifth Third Funds without shareholder approval. The Adviser has received the one-time approval from the Fifth Third Funds' Board of Trustees and shareholders. The exemptive order gives the Adviser the ability to change the fee payable to a subadviser or appoint a new subadviser at a fee different than that paid to the current subadviser, which in turn may result in a different fee retained by the Adviser.

For the fiscal year ended July 31, 2010, the Fund paid the Adviser [0.70]% of the Fund's average net assets (after fee waivers) as a management fee.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Samrat Bhattacharya has been a portfolio manager of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since November 2007. Mr. Bhattacharya is a Quantitative Equity Analyst on the Structured Products team. He joined FTAM in 2005 and has 13 years of experience in statistical analysis and econometric modeling. Prior to joining FTAM, he worked as a Research Analyst at the Indian Council of Research on International Economic Relations from 1998 to 2000. In this capacity, he developed models for explaining trade patterns across different countries. He currently serves as a member of both the American Finance and American Economic Associations. He graduated with an M.S. and M. Philosophy in Economics, and has a Ph.D. in Economics from The Ohio State University, where he specialized in economic modeling.

Mark Koenig has been a portfolio manager of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since February 2005, of the FIFTH THIRD EQUITY INDEX FUND since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Koenig is the Managing Director of Structured Products. He joined FTAM in 2005 and has 15 years of investment experience. Prior to joining FTAM, he served as the Director of Quantitative Analysis at National City from 1999-2004. In this role, he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a Quantitative Analyst for National City Bank where he was responsible for developing risk analytics to support the bank's fixed income desk. Prior to that, he spent 10 years as a Research Engineer at Draper Laboratories where he specialized in developing guidance, navigation and control algorithms for spacecraft, aircraft, and underwater vehicles. He is currently a member of the CFA Society of Cleveland, the American Finance Association, and the Society of Quantitative Analysts. Mr. Koenig graduated from the University of Cincinnati with a B.S. in Aerospace Engineering, from the University of Arizona with an M.S. in Electrical Engineering, and from Carnegie Mellon with an M.S. in Computational Finance. He is a CFA charterholder.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since February 2005. Mr. Wayton is a Portfolio Manager on the Structured Products team. He joined FTAM in 2004 and has 11 years of investment experience. Prior to joining FTAM, he was a Quantitative Analyst for the National City Investment Management Company, responsible for developing quantitative equity models and the management of the firm's passive assets. Prior to that, he worked for National City's Private Client Group, which he joined in January 1999. Mr. Wayton is currently a member of the CFA Society of Cleveland. He graduated from Ohio State University with a B.S.B.A. in Finance and is a CFA charterholder.

The Fund's SAI provides further information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. Pursuant to procedures adopted by the Fund's Board of Trustees, the value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values.

Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day the stock markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with the Fund's Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Fund must be received by the Fund's transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. Purchase orders received after 4:00 p.m. Eastern Time will be processed on the following business day.

You may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund seeks to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Fund's ability to locate and eliminate individual market timers. In addition to the Fund's frequent trading policies, the Fund may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Fund.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of FTAM (the Fund's Administrator), the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that FTAM will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

ADDITIONAL SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, Massachusetts, 02021.

For accounts held at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o        minimum investment requirements
o        exchange policies
o        cut-off time for investments
o        redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Class A shares or Class C shares is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class C shares is $999,999. These limitations on purchases of Class C shares do not apply to retirement plans or omnibus accounts. These investment limitations are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Fund to your investment representative.

The minimum initial investment in Institutional shares is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50. The Fund reserves the right to waive the minimum investment.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds. Money orders are not accepted. The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum initial or subsequent investment, as applicable.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, Massachusetts 02021.

SYSTEMATIC INVESTMENT PROGRAM

You may make systematic monthly investments in Class A or Class C shares from your bank account. There is no minimum initial amount required. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o       Name;
o       Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent.

Orders to sell shares of the Fund must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

In order to sell your Institutional shares, call the Fifth Third Funds and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For accounts held at other financial institutions, contact your investment representative at your financial institution. In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

o       The address on file has been changed in the last 10 business days;
o       The check is not being mailed to the address on your account;
o       The check is not being made payable to the owner of the account; or
o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Fund's transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals for your Class A or Class C shares on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists, as determined by the SEC.

REDEMPTION IN-KIND

The Trust reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Fund's transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or that remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For accounts held at other financial institutions, contact your investment representative at your financial institution.

EXCHANGING OR CONVERTING SHARES

You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same fund should be treated as a tax-free event. By contrast, an exchange between different funds is a taxable event.

NOTES ON EXCHANGES

You must meet the minimum requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference. Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time. The Exchange Privilege is available only in states where shares of the Fund may be sold. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders who owned Adviser shares of any Fifth Third Fund prior to August 1, 2005.

SHARE CLASS SELECTION
--------------------------------------------------------------------------------

Class A shares, Class B shares, Class C shares and Institutional Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.

---------------------------------------------------------------------------------------------------------------------------------
                         CLASS A                    CLASS B*                  CLASS C                      INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE     Front-end sales charge     None                      None                         None
                         (not applicable to
                         money market funds);
                         reduced sales charge
                         available
---------------------------------------------------------------------------------------------------------------------------------
CONTINGENT               None                       A contingent deferred     A contingent deferred        None
DEFERRED SALES                                      sales charge will be      sales charge will be
CHARGE (CDSC)                                       imposed on shares         imposed on shares
                                                    redeemed within 6         redeemed within 12
                                                    years after purchase      months after purchase
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE     Subject to annual          Subject to annual         Subject to annual            None
(12b-1) FEE              distribution and           distribution and          distribution and
                         shareholder servicing      shareholder servicing     shareholder servicing
                         fees of up to 0.25% of     fees of up to 1.00%       fees of up to 0.75%
                         the of the Fund's asset    Fund's assets             Fund's assets
                                                                              (Also subject to a non-
                                                                              12b-1 fee for shareholder
                                                                              servicing of up to 0.25%
                                                                              of the Fund's assets)
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES            Lower annual expenses      Higher annual expenses    Higher annual expenses       Lower annual
                         than Class B and Class     than Class A shares       than Class A shares          expenses than Class A,
                         C shares                                                                          Class B and Class C
                                                                                                           shares
---------------------------------------------------------------------------------------------------------------------------------
CONVERSION               None                       Converts to Class A       None                         None
                                                    shares after 8 years
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PURCHASE         None                       $99,999                   $999,999                     None
AMOUNT
---------------------------------------------------------------------------------------------------------------------------------

* Effective May 11, 2007, Class B shares were closed to all new investments. Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of other Fifth Third Funds.

APPLICABLE SALES CHARGES
--------------------------------------------------------------------------------

Current information regarding the Fund's sales charges and breakpoint discounts is available by hyperlink on the Fifth Third Fund's Web site at www.fifththirdfunds.com.

FRONT-END SALES CHARGES - CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

----------------------------------------------------------------------------------------------------
                                            SALES CHARGE AS % OF     CHARGE AS A % OF      DEALER
                                                  OFFERING PRICE      YOUR INVESTMENT    REALLOWANCE
----------------------------------------------------------------------------------------------------
Less than $50,000                                       5.00%             5.26%             4.50%
----------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                          4.50%             4.71%             4.00%
----------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                         3.50%             3.63%             3.00%
----------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                         2.50%             2.56%             2.10%
----------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                       2.00%             2.04%             1.70%
----------------------------------------------------------------------------------------------------
$1,000,000 or more(1)                                   0.00%             0.00%               --(2)
----------------------------------------------------------------------------------------------------

    1. If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

    2. With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

FRONT-END SALES CHARGE REDUCTIONS - CLASS A SHARES

The Fund offers reduced sales charges on Class A shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund held in your account or accounts listed under "Combination Privilege" below.

------------------------------------------------------------------------------
AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.
------------------------------------------------------------------------------

    o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

    o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:
         (i) individual
         or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below.

    o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fifth Third Fund's web-site:
www.fifththirdfunds.com.

FRONT-END SALES CHARGE WAIVERS - CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

    o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any Fifth Third Fund.

    o Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

    o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Adviser and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

    o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

    o    Shares purchased by former Kent Fund Investment Class shareholders.

CONTINGENT DEFERRED SALES CHARGES (CDSCs)

CLASS B SHARES

Class B shares are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

YEAR OF REDEMPTION AFTER PURCHASE          % OF NAV (AT TIME OF PURCHASE OR SALE IF LOWER) DEDUCTED FROM PROCEEDS
-----------------------------------------------------------------------------------------------------------------
DURING THE FIRST YEAR                                                       5%
-----------------------------------------------------------------------------------------------------------------
DURING THE SECOND YEAR                                                      4%
-----------------------------------------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                                            3%
-----------------------------------------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                                       2%
-----------------------------------------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                                       1%
-----------------------------------------------------------------------------------------------------------------
DURING THE SEVENTH OR EIGHTH YEARS                                          0%
-----------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Fund is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CDSC WAIVERS - CLASS B AND CLASS C SHARES

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

    o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

    o Redemptions from accounts following the death or disability of the shareholder.

    o Investors who purchased through a participant directed defined benefit plan.

    o    Returns of excess contributions to certain retirement plans.

    o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

    o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

    o Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class C shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

The 12b-1 fees vary by share class as follows:

    o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund, which the Distributor may use for shareholder servicing and distribution.

    o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

    o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.

    o    Institutional Shares do not pay a 12b-1 fee.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge. Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUND OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUND CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Adviser and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing-related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of non-distribution services or incurring these types of costs.

ADDITIONAL POLICIES
--------------------------------------------------------------------------------

REINSTATEMENT PRIVILEGE

If you have sold Class A shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

CONVERSION TO CLASS A SHARES

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares". Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor or Adviser may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Fund's SAI.

The Distributor or the Adviser pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, beginning in the 13th month following each sale, Dealers receive monthly ongoing compensation of up to 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Adviser or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

The Adviser is not permitted to consider sales of shares of the Fund (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. Since the Adviser or Distributor make up front dealer concession payments on Class C shares and Class A share finder fees (sales above $1 million or $500,000 for Short Term Bond Fund), the 12b-1 fee shareholder servicing fees and CDSCs, are retained by the Distributor or Adviser as reimbursement for such payments.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you do not hold your shares through an IRA account or a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Fund's SAI, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to shareholders to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

This is a brief summary of certain tax consequences relating to an investment in the Fund. The Fund's SAI provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local and foreign laws.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. The Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net realized capital gains to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distribution, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund's use of short sales may bear adversely on the Fund's ability to designate distributions as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.

FOREIGN INVESTMENTS
--------------------------------------------------------------------------------

If the Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The fund's effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown.

In general, shareholders in the Fund investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt the Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

STATE AND LOCAL TAXES
--------------------------------------------------------------------------------

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for state income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by __________, the Fund's independent registered public accounting firm. Those portions of ___________ report relating to the Fund included in this Prospectus, and the Fund's financial statements, are incorporated by reference in the SAI, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS FOR CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                           Fifth Third Funds
Structured Large Cap Plus Fund              38 Fountain Square Plaza
Class A Shares                              Cincinnati, Ohio 45202
Class B Shares
Class C Shares
Institutional Shares
--------------------------------------------------------------------------------
Investment Adviser, Administrator           Fifth Third Asset Management, Inc.
and Accountant                              38 Fountain Square Plaza
                                            Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
Distributor                                 FTAM Funds Distributor, Inc.
                                            1290 Broadway, Suite 1100
                                            Denver, Colorado 80203
--------------------------------------------------------------------------------
Custodian, Sub-Accountant                   State Street Bank and Trust Company
and Sub-Administrator                       State Street Financial Center
                                            One Lincoln Street
                                            Boston, MA 02111-2900
--------------------------------------------------------------------------------
Transfer and Dividend                       Boston Financial Data Services, Inc.
Disbursing Agent                            30 Dan Road
                                            Canton, Massachusetts 02021
--------------------------------------------------------------------------------
Independent Registered Public               PricewaterhouseCoopers LLP
Accounting Firm                             1100 Walnut, Suite 1300
                                            Kansas City, MO 64106
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706
OR WRITING TO:

                                FIFTH THIRD FUNDS
                                    BOX 8043
                              BOSTON, MA 02266-8043
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                       YOU CAN ALSO ACCESS THESE DOCUMENTS
     FREE OF CHARGE, ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*
--------------------------------------------------------------------------------

*Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

    o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1- 202-551-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

    o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS

               ADVISED BY:
               FTAM
               FIFTH THIRD ASSET MANAGEMENT

[FIFTH THIRD GLOBE]          BEYOND THE TRADITIONAL

                            1-800-282-5706
                        WWW.FIFTHTHIRDFUNDS.COM

FTF-PRO-_______

                                FIFTH THIRD FUNDS

--------------------------------------------------------------------------------------------------------------------------------
                                                           Class    Class    Class   Institutional   Select   Preferred   Trust
                                                             A        B        C         Class       Class      Class     Class
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third All Cap Value Fund                            MXLAX    MXLBX    MXLCX      MXEIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Disciplined Large Cap Value Fund              FSSIX    FBEQX    FEQCX      FEINX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Dividend Growth Fund                          FSPIX    FTPBX    FTPCX      FPFIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Equity Index Fund                             KNIDX    FBINX    FCINX      KNIEX        KNISX      KNIPX     KNITX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third High Yield Bond Fund                          FTYAX    FTYBX    FTYCX      FTYIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Institutional Government Money Market Fund                                 KGIXX        KGSXX      KGPXX     KGTXX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Institutional Money Market Fund                                            LSIXX        LSSXX      LSPXX     LSTXX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third International Equity Fund                     FSIEX    FBIEX    FTECX      FIEIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Micro Cap Value Fund                          MXCAX    MXCBX    MXCSX      MXAIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Mid Cap Growth Fund                           FSMCX    FBMBX    FCMCX      FMCIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Prime Money Market Fund                       FSCXX    FBPXX    FPCXX      FCPXX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Quality Growth Fund                           FSQGX    FSBQX    FSQCX      FQGIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Short Term Bond Fund                          KNLIX             KNLCX      KNLMX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Small Cap Growth Fund                         KNEMX    FTGBX    FTGCX      KNEEX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Small Cap Value Fund                          FTVAX    FTVBX    FTVCX      FTVIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Strategic Income Fund                         FFSAX    FFSBX    FRACX      MXIIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Total Return Bond Fund                        KIFIX    FBBDX    FCBDX      KNIIX
--------------------------------------------------------------------------------------------------------------------------------
 Fifth Third U.S. Treasury Money Market Fund                                            FQTXX        FTSXX      FTPXX     FTTXX
--------------------------------------------------------------------------------------------------------------------------------

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER [19], 2010

    This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November [19], 2010:

    This SAI, which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (each a "Fund"). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a "Prospectus"). Each Prospectus is dated November [19], [2010]. The financial statements for the Funds listed above including the notes thereto, dated July 31, 2010, are incorporated by reference into this SAI from the annual reports of those Funds. To receive a copy of any Prospectus, you may write the Trust at Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or call toll-free (800) 282-5706.

                                TABLE OF CONTENTS

                                                                                                              PAGE
GENERAL INFORMATION ABOUT THE TRUST ..........................................................................  1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS ..............................................................  3
    INVESTMENT OBJECTIVES.....................................................................................  3
    INVESTMENT LIMITATIONS - NON-MONEY MARKET FUNDS ..........................................................  3
    INVESTMENT LIMITATIONS - MONEY MARKET FUNDS ..............................................................  7
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES.....................................  9
    TYPES OF INVESTMENTS...................................................................................... 10
FIFTH THIRD FUNDS MANAGEMENT ................................................................................. 33
    TRUSTEES AND OFFICERS..................................................................................... 34
    CODES OF ETHICS........................................................................................... 42
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES............................................................... 42
    DISCLOSURE OF PORTFOLIO HOLDINGS ......................................................................... 43
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS............................................................ 45
    INVESTMENT ADVISER AND SUBADVISER......................................................................... 45
    ADMINISTRATOR AND SUB-ADMINISTRATOR....................................................................... 47
    FUND ACCOUNTANT AND SUB-ACCOUNTANT ....................................................................... 49
    CUSTODIAN................................................................................................. 50
    TRANSFER AND DIVIDEND DISBURSING AGENT ................................................................... 50
    ADDITIONAL SERVICES - SERVICES AGENT ..................................................................... 50
    DISTRIBUTOR .............................................................................................. 51
    LEGAL COUNSEL............................................................................................. 56
    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................. 56
PORTFOLIO MANAGER INFORMATION ................................................................................ 56
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.............................................................. 61
PURCHASING SHARES ............................................................................................ 64
    CONVERSION TO FEDERAL FUNDS............................................................................... 64
    EXCHANGING SECURITIES FOR FUND SHARES..................................................................... 64
    PAYMENTS TO DEALERS....................................................................................... 64
ADDITIONAL PAYMENTS BY THE ADVISER AND AFFILIATES ............................................................ 67
SELLING YOUR SHARES .......................................................................................... 68
    REDEMPTION IN KIND........................................................................................ 69
    POSTPONEMENT OF REDEMPTIONS............................................................................... 70
DETERMINING NET ASSET VALUE................................................................................... 70
    VALUATION OF THE EQUITY FUNDS AND BOND FUNDS ............................................................. 70
    USE OF AMORTIZED COST..................................................................................... 71
    MONITORING PROCEDURES..................................................................................... 71

    INVESTMENT RESTRICTIONS................................................................................... 71
    TRADING IN FOREIGN SECURITIES ............................................................................ 72
TAX STATUS.................................................................................................... 72
    QUALIFICATION AS A REGULATED INVESTMENT COMPANY .......................................................... 72
    DISTRIBUTIONS ............................................................................................ 74
    SELLING SHARES............................................................................................ 76
    FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS................... 77
    HEDGING................................................................................................... 78
    DISCOUNT SECURITIES ...................................................................................... 78
    MASTER LIMITED PARTNERSHIPS............................................................................... 79
    REAL ESTATE INVESTMENT TRUSTS............................................................................. 80
    BACKUP WITHHOLDING........................................................................................ 81
    TAX SHELTER REPORTING REGULATIONS......................................................................... 81
    TAX-EXEMPT SHAREHOLDERS .................................................................................. 81
    SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS.............................................................. 82
    NON-U.S. SHAREHOLDERS..................................................................................... 82
    GENERAL .................................................................................................. 83
FINANCIAL STATEMENTS.......................................................................................... 83
APPENDIX A.................................................................................................... 84
APPENDIX B ................................................................................................... 90

                       GENERAL INFORMATION ABOUT THE TRUST

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (each, a "Fund" and collectively, the "Funds"):

THE "EQUITY FUNDS":

Fifth Third All Cap Value Fund ("All Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap
Value Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third International Equity Fund ("International Equity Fund") Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Strategic Income Fund ("Strategic Income Fund")

THE "BOND FUNDS":

Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third Total Return Bond Fund ("Total Return Bond Fund")

THE "MONEY MARKET FUNDS":

Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

    The Trust offers shares of the following Funds and shares of the following classes of each Fund:

-----------------------------------------------------------------------------------------------------------------------
                                             INSTITUTIONAL   CLASS A   CLASS B*   CLASS C   SELECT   PREFERRED   TRUST
-----------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                           X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund             X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                         X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Equity Index Fund                            X               X         X          X         X        X           X
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                         X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund   X                                              X        X           X
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                             INSTITUTIONAL   CLASS A   CLASS B*   CLASS C   SELECT   PREFERRED   TRUST
-----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund              X                                              X        X           X
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                    X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                         X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                          X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                      X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                          X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                         X               X                    X
-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                       X               X         X          X
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund              X                                              X        X           X
-----------------------------------------------------------------------------------------------------------------------

* Effective May 11, 2007, all Class B shares were closed to all purchases. Dividends may continue to be reinvested automatically without incurring a sales charge, and existing shareholders owning Class B shares may exchange to Class B shares of other Fifth Third Funds and may redeem shares as described in the Prospectus. Please contact Fifth Third Funds Shareholder Service at 1-800-282-5706 with any questions.

    Each Fund is an "open-end" management investment company and, other than the Dividend Growth Fund, each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Dividend Growth Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction. However, non-diversified Funds will comply with similar diversification requirements of the Internal Revenue Code in order to be classified as a regulated investment company for federal income tax purposes. See "Tax Status, Qualification as a Regulated Investment Company" below.

    Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

    Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

    As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

    For purposes of determining the presence of a quorum and counting votes on matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined by reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

    The Trust's executive offices are located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. The Trustees are responsible for managing the business and affairs of the Trust.

    All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Adviser"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp. Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Subadviser") serves as investment subadviser to the High Yield Bond Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

    The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses.

INVESTMENT OBJECTIVES

    Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS - NON-MONEY MARKET FUNDS

    For purposes of this section, "INVESTMENT LIMITATIONS--NON-MONEY MARKET FUNDS," the term "Funds" shall mean the Equity Funds and the Bond Funds, but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS
-----------------------

    Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

    ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intend to borrow money for investment leverage. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

    SELLING SHORT AND BUYING ON MARGIN. None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

    PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

    LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund's total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

    INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

    INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Dividend Growth Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

    Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

    The Dividend Growth Fund, as a non-diversified company, is not so limited under the 1940 Act. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase.

    DEALING IN PUT AND CALL OPTIONS. The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and Dividend Growth Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

    CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

    UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

    SMALL CAP GROWTH FUND. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Adviser believes have above-average potential for growth in revenues, earnings, or assets.

NON-FUNDAMENTAL LIMITATIONS
---------------------------

    Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

    INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Each of the Small Cap Growth Fund, Mid Cap Growth Fund, Quality Growth Fund, Small Cap Value Fund, All Cap Value Fund, Disciplined Large Cap Value Fund, International Equity Fund, High Yield Bond Fund, Total Return Bond Fund and Short Term Bond Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(f) or Section 12(d)(1)(a) of the 1940 Act.

    Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.

    It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

    INVESTING IN PUT OPTIONS. The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

    WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the

Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

    MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "INVESTMENT LIMITATIONS--MONEY MARKET FUNDS," the term "Funds" shall mean the Money Market Funds but not the Equity Funds or the Bond Funds.

FUNDAMENTAL LIMITATIONS
-----------------------

    Except as otherwise provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

    SELLING SHORT AND BUYING ON MARGIN. None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

    ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

    None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

    PLEDGING SECURITIES OR ASSETS. The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

    INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund and Institutional Government Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests.

    UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

    LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

    ACQUIRING VOTING SECURITIES. The Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

    DIVERSIFICATION OF INVESTMENTS. Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

    Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

    CONCENTRATION OF INVESTMENTS. Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

    DEALING IN PUT AND CALLS. The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

NON-FUNDAMENTAL LIMITATIONS
---------------------------

    Except as otherwise provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Funds may invest in shares of money market funds without limitation. Each of the Institutional Money Market Fund and U.S. Treasury Money Market Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(f) or Section 12(d)(1)(a) of the 1940 Act.

    It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

    INVESTING IN ILLIQUID SECURITIES. None of the Funds will invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

    MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

    The Funds may invest in a variety of securities and may employ a number of investment techniques. The types of investments a Fund uses and some of the risks posed by such investments are described below. Not all Funds may use each type of investment technique. For example, a Fund's fundamental investment limitation may prohibit a Fund from using a specific investment technique or instrument. Please consult each Fund's prospectus for additional details regarding these and other permissible investments.

TYPES OF INVESTMENTS

    BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Such instruments include certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

    In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

    CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return and, in the case of Bond Funds and Money Market Funds, the Fund's yield.

    BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500(R) Index or to hedge an existing portfolio of securities or mutual fund shares.

    Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

    CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

    The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier.

Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

    EXCHANGE-TRADED FUNDS (ETFs). The Funds (except for the Money Market Funds) may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

    Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)") dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

    iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

    COLLATERALIZED LOAN OBLIGATIONS ("CLOs"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity," tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.

    The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in the prospectus and in this Statement of Additional Information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

    COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Adviser or Subadviser, as applicable, and subject to procedures adopted by of the Board of Trustees, such note is liquid.

    CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

    A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser or Subadviser, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

    In selecting convertible securities for a Fund, the Adviser or Subadviser, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Adviser or Subadviser, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

    DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

    The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

    Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

    Custody Receipts. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

    Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

    Futures and Options Transactions. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

    As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

    The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

    The International Equity Fund may invest in securities index futures contracts when the Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

    Futures Contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

    A securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

    The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

    Stock Index Options. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

    The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Adviser or Subadviser, as applicable, to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

    Put Options on Financial Futures Contracts. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

    Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

    Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

    A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

    Call Options on Financial Futures Contracts. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

    Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

    A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

    Limitation on Open Futures Positions. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

    "Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

    A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

    Purchasing Put Options on Portfolio Securities. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

    Writing Covered Call Options on Portfolio Securities. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

    Over-the-Counter Options. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

    Structured Investments. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser or Subadviser, as applicable.

    Structured Notes. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser or Subadviser, as applicable, wishes to accept while reducing or avoiding certain other risks.

    Swap Agreements. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

    Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

    A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser/Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

    Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

    Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Adviser or Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser or Subadviser, as applicable, in accordance with procedures adopted by the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.

    The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

    The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

    Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (ABSs) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Funds' weighted average maturity, the effective maturity of such securities will be used.

    ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

    The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

    FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions. In addition, the Strategic Income Fund, the Total Return Bond Fund and the Short-Term Bond Fund may invest in foreign government debt.

    Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

    The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Adviser or Subadviser, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

    In addition, the Funds may be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.

    Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

    FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

    When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

    Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. There are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser or Subadviser, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

    FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

    Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser or Subadviser, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

    GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Adviser pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

    LENDING OF PORTFOLIO SECURITIES. The Funds (except for the Money Market Funds) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

    LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

    LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

    Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

    Special Risks Associated with Lower-Rated And Unrated Securities. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Adviser's or Subadviser's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Adviser or Subadviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

    In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

    Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

    Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Adviser or Subadviser will consider this event in its determination of whether the Fund should continue to hold the security.

    The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

    A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

    In considering investments for the Strategic Income Fund and High Yield Bond Fund, the Adviser and Subadviser, respectively, will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's or Subadviser's analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

    Although not a principal investment strategy, up to 5% of the Quality Growth Fund's total assets may be represented by higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities.

    MASTER LIMITED PARTNERSHIPS. Master limited partnerships ("MLPs") are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

    Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

    The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs. Distributions attributable to gain from the sale of MLPs may be taxed as ordinary income.

    MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the 1940 Act, which governs the allowable investments purchased by money market funds.

    MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Adviser, in accordance with procedures adopted by the Trustees, will base its determination on the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers recently willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (5) the general credit quality of the municipality, including: (a) whether the lease can be cancelled;
(b) whether the assets represented by the lease can be sold; (c) the strength of the lessee's general credit; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and (e) the legal recourse in the event of a failure to appropriate.

    MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

    Variable Rate Municipal Securities. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

    PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

    REAL ESTATE INVESTMENT TRUSTS. The Funds (other than the Money Market Funds) may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Funds' investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

    REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Adviser or Subadviser, as applicable, to be creditworthy.

    RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established in accordance with procedures adopted by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity in accordance with such procedures, including Section 4(2) securities, as determined by the Adviser or Subadviser, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

    The ability to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The determination of the liquidity of restricted securities is made by the Adviser or Subadviser in accordance with procedures adopted by the Trustees. The following criteria, among others, are considered in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

    REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

    When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

    STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

    The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

    The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

    STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

    SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

    SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees.

    Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

    In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners.

    Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

    TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

    U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

    Variable Rate U.S. Government Securities. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

    OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

    WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

    TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. The Short Term Bond Fund may shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Adviser or Subadviser, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

    PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds for fiscal years ended July 31, 2010 and July 31, 2009 were as follows:

-----------------------------------------------------------------------------------
                                           FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                               JULY 31, 2010         JULY 31, 2009
-----------------------------------------------------------------------------------
 All Cap Value Fund                                        %                   42%
-----------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund                          %                   58%
-----------------------------------------------------------------------------------
 Dividend Growth Fund                                      %                  102%
-----------------------------------------------------------------------------------
 Equity Index Fund                                         %                    7%
-----------------------------------------------------------------------------------
 High Yield Bond Fund                                      %                   32%
-----------------------------------------------------------------------------------
 International Equity Fund                                 %                  104%
-----------------------------------------------------------------------------------
 Micro Cap Value Fund                                      %                   46%
-----------------------------------------------------------------------------------
 Mid Cap Growth Fund                                       %                   47%
-----------------------------------------------------------------------------------
 Quality Growth Fund                                       %                   31%
-----------------------------------------------------------------------------------
 Short Term Bond Fund                                      %                   63%
-----------------------------------------------------------------------------------
 Small Cap Growth Fund                                     %                   81%
-----------------------------------------------------------------------------------
 Small Cap Value Fund                                      %                   68%
-----------------------------------------------------------------------------------
 Strategic Income Fund                                     %                   32%
-----------------------------------------------------------------------------------
 Total Return Bond Fund                                    %                   15%
-----------------------------------------------------------------------------------

                          FIFTH THIRD FUNDS MANAGEMENT

    The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.

TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address, unless otherwise noted, of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Fund Complex includes the portfolios of the Trust described in this SAI, in addition to other portfolios of the Trust, which are offered by separate prospectuses and a separate statement of additional information.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                            POSITION           TERM OF                                             IN FUND           OTHER
                              HELD           OFFICE AND            PRINCIPAL OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
                            WITH THE         LENGTH OF                 DURING THE PAST             OVERSEEN         HELD BY
      NAME AND AGE           TRUST         TIME SERVED(1)                  5 YEARS                BY TRUSTEE        TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Edward Burke Carey          Chairman-      January 1989-       President, Carey Realty                24          Canisius
Age: 65                     Board of       Present             Investments, Inc. (commercial                      College-
                            Trustees                           real estate), 1990-Present.                        Trustee.

---------------------------------------------------------------------------------------------------------------------------------
David J. Durham             Trustee        June 2001-          President and Chief Executive          24          None.
Age: 65                                    Present             Officer of Clipper Products,
                                                               Inc., (importer and wholesale
                                                               distributor), September 1997-
                                                               Present.

---------------------------------------------------------------------------------------------------------------------------------
David J. Gruber             Trustee        December            President, DJG Financial               24          CASA of
Age: 46                                    2003-Present        Consulting (accounting and                         Delaware
                                                               finance consultant), June 2007-                    County
                                                               Present. Project Professional,
                                                               Resources Global Professionals
                                                               (accounting and finance
                                                               consultant), December 2004-
                                                               June 2007. CFO, Ohio Arts &
                                                               Sports Facilities Commission
                                                               (state funding oversight
                                                               agency), April 2003-December
                                                               2004.

---------------------------------------------------------------------------------------------------------------------------------
J. Joseph Hale Jr.          Trustee        March 2001-         President and CEO of MediLux           24          Trustee for
Age: 60                                    Present             Health Care, April 2008-                           Hanover
                                                               Present. EVP and Managing                          College, Egan
                                                               Director, DHR International                        Martime
                                                               (executive recruiter), April                       Institute, The
                                                               2007-2008. Consultant, Duke                        Sconset Chapel
                                                               Energy, April 2006-March 2007.                     and The
                                                               President, Cinergy Foundation                      Sconset Trust.
                                                               (manager of corporate
                                                               contributions of certain Duke
                                                               Energy entities), November
                                                               2001-March 2006.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                            POSITION           TERM OF                                             IN FUND           OTHER
                              HELD           OFFICE AND            PRINCIPAL OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
                            WITH THE         LENGTH OF                 DURING THE PAST             OVERSEEN         HELD BY
      NAME AND AGE           TRUST         TIME SERVED(1)                  5 YEARS                BY TRUSTEE        TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
John E. Jaymont             Trustee        October 2001-       Business Development Director,          24             None.
Age: 65                                    Present             Printing Industry of
                                                               Ohio/North Kentucky (printing
                                                               industry association), Feb. 2002-
                                                               Present.
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS OF THE TRUST

---------------------------------------------------------------------------------------------------------------------------------
E. Keith Wirtz(2)           Trustee        March 2010-         President, Fifth Third Asset           24              None.
Age: 50                                    Present             Management, Inc. 2003-
                                                               Present.
                            President      April 2007-
                                           Present
---------------------------------------------------------------------------------------------------------------------------------
Matthew A. Ebersbach        Vice           March 2006-         Vice President of Fifth Third         N/A              N/A
Age: 40                     President,     Present;            Asset Management, Inc. 2006-
                            Assistant      September           Present.
                            Treasurer      2008-Present
                            and
                            Assistant
                            Principal
                            Financial
                            Officer

---------------------------------------------------------------------------------------------------------------------------------
Richard B. Ille             Vice           April 2007-         Managing Director, Products           N/A              N/A
Age: 46                     President      Present             and Marketing, Fifth Third
                                                               Asset Management, Inc., 2001-
                                                               Present.

---------------------------------------------------------------------------------------------------------------------------------
James A. Mautino            Anti-Money     February            Vice President and Chief              N/A              N/A
Age: 42                     Laundering     2007-Present        Compliance Officer, Fifth Third
                            and Chief                          Asset Management, Inc. August
                            Compliance                         2005-Present.
                            Officer
---------------------------------------------------------------------------------------------------------------------------------
Shannon King                Treasurer      March 2008-         Vice President, Mutual Fund           N/A              N/A
Age: 38                     and            Present             Administration, Fifth Third
                            Principal                          Asset Management, Inc. 2007-
                            Financial                          Present; Assistant Vice
                            Officer                            President, Capital Markets
                                                               Treasury and Derivatives
                                                               Manager 2005-2007.

---------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman        Secretary      April 2007-         Secretary and Chief                   N/A              N/A
Age: 37                     and            Present;            Administrative Officer, Fifth
                            Chief Legal    September           Third Asset Management, Inc.,
                            Officer        2009-Present        May 2009 to Present; Vice
                                                               President and Counsel of Fifth
                                                               Third Bank, March 2006-May
                                                               2009; Attorney, Kirkpatrick &
                                                               Lockhart Nicholson Graham,
                                                               LLP, May 2005-March 2006.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                            POSITION           TERM OF                                             IN FUND           OTHER
                              HELD           OFFICE AND            PRINCIPAL OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
                            WITH THE         LENGTH OF                 DURING THE PAST             OVERSEEN         HELD BY
      NAME AND AGE           TRUST         TIME SERVED(1)                  5 YEARS                BY TRUSTEE        TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Ryan Casey                  Assistant      April 2009-         Assistant Vice President, State       N/A              N/A
State Street Bank and       Treasurer      Present             Street Bank and Trust Company
Trust Company                                                  (a Massachusetts trust
One Lincoln Street                                             company) 2000-Present.
Boston, MA 02111
Age: 37

---------------------------------------------------------------------------------------------------------------------------------
Tracy Kaufman               Assistant      June 2007-          Assistant Vice President, State       N/A              N/A
State Street Bank and       Treasurer      Present             Street Bank and Trust Company
Trust Company                                                  (a Massachusetts trust
One Lincoln Street                                             company) 1986-Present.
Boston, MA 02111
Age: 52

---------------------------------------------------------------------------------------------------------------------------------
Francine S. Hayes           Assistant      June 2007-          Vice President and Managing           N/A              N/A
State Street Bank and       Secretary      Present             Counsel, State Street Bank and
Trust Company                                                  Trust Company (a
One Lincoln Street                                             Massachusetts trust company)
Boston, MA 02111                                               2004-Present.
Age: 42
---------------------------------------------------------------------------------------------------------------------------------

1. Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust's Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee's 73rd birthday occurs. The Trust's Officers are elected annually by the Trustees.
2. Mr. Wirtz is an interested person of the Trust due to his employment relationship with Fifth Third Asset Management, Inc., the investment adviser for the Trust.

    For Officers, positions held with affiliated persons of the Trust (or affiliated persons of such persons) are listed in the following table:

-------------------------------------------------------------------------------------------------------------
 NAME                        POSITIONS HELD WITH AFFILIATED PERSONS OF THE FUNDS
-------------------------------------------------------------------------------------------------------------
 E. Keith Wirtz              Fifth Third Asset Management, Inc., President
-------------------------------------------------------------------------------------------------------------
 Matthew A. Ebersbach        Fifth Third Asset Management, Vice President
-------------------------------------------------------------------------------------------------------------
 Richard B. Ille             Fifth Third Asset Management, Inc., Executive Director
-------------------------------------------------------------------------------------------------------------
 Matthew A. Swendiman        Fifth Third Asset Management, Inc., Secretary and Chief Administrative Officer
-------------------------------------------------------------------------------------------------------------
 James A. Mautino            Fifth Third Asset Management, Inc., Vice President and Chief Compliance Officer
-------------------------------------------------------------------------------------------------------------
 Shannon King                Fifth Third Asset Management, Inc., Vice President
-------------------------------------------------------------------------------------------------------------

EXPERIENCE AND QUALIFICATIONS
-----------------------------

    The following is a summary of the experience, qualifications, attributes and skills of each trustee that support the conclusion, as of the date of this Statement of Additional Information, that each trustee should serve as a trustee in light of the Trust's business and structure.

    Edward Burke Carey. Mr. Carey has served as a trustee of the Trust and as Chairman of the Board since January 1989. In 2010, Mr. Carey was named Small Board Trustee of the Year by Fund Directions. He has been President of Carey Realty Investments, Inc., a commercial real estate development firm, since 1990. From 1983 to 1990, Mr. Carey was senior vice president with John W. Galbreath & Co., a national development firm. Prior to 1983, he was owner of Carey Realty in Buffalo, New York and was previously employed by Hammerson Properties, a brokerage company and international development firm. He is currently a trustee of Canisius College, formerly chairman of the Ohio/Kentucky Chapter of Counselors of Real Estate and board member of the Catholic Foundation chairing the Investment Committee. He has served as a board member of the Columbus and national boards of National Association of Industrial & Office Properties, the Columbus Theatrical Association, Franklin County Republican Party Finance Committee and the City of Columbus Development Commission.

    David J. Durham. Mr. Durham has served as a trustee of the Trust since June 2001 and is a member of the Audit, Nominations and Special Proxy Voting Committees. He has been President and Chief Executive Officer of Clipper Products, Inc., an importer and wholesale distributor, since September 1997. Prior to joining Clipper Products, Mr. Durham was Director of IBM Business at Structural Dynamics Research Corporation, an engineering software and services company, and Vice-President of Marketing at Zonic Corporation, a manufacturer of engineering test instrumentation. He is a founder and Chairman of the Board of Norris Products Corporation, an importer and distributor of consumer products, since June 2005. He currently is a trustee and treasurer of the St. Thomas Housing Corporation and the Thomaston Woods Senior Housing Corporation.

    David J. Gruber. Mr. Gruber has served as a trustee of the Trust since December 2003 and the Chairman of the Compliance Committee since 2010. He is a member of the Audit, Nominations, Compliance and Special Proxy Voting Committees. He has been the President of DJG Financial Consulting, an accounting and financial consulting firm, since June 2007. Mr. Gruber was a project professional at Resource Global Professionals, an accounting and finance consulting firm from December 2004 to June 2007; Chief Financial Officer of Ohio Arts & Sports Facilities Commission, a state funding oversight agency, from April 2003 to December 2004; and Finance Director of Ohio Expositions Commission, state fair and expo center, from April 1996 to March 2003. He is currently a director of CASA of Delaware County. He began his career at PricewaterhouseCoopers (Coopers & Lybrand) and is a CPA (inactive). The Board of the Trust has determined that Mr. Gruber is an "audit committee financial expert" as defined by the SEC.

    J. Joseph Hale Jr. Mr. Hale has served as a trustee of the Trust since March 2001 and the Chairman of the Nominations Committee since 2005. He is a member of the Audit, Nominations, Compliance and Special Proxy Voting Committees. Mr. Hale is currently a consultant to the CEO of Duke Energy, where he retired in 2008 after serving 15 years in a variety of capacities, including President of Cincinnati Gas and Electric Company, Chief Communications Officer of Cinergy Corp, and President of the Cinergy Foundation. He is currently a trustee for Hanover College, the Egan Maritime Institute, The Sconset Chapel and The Sconset Trust, the Community Foundation for Nantucket and March of Dimes.

    John E. Jaymont. Mr. Jaymont has served as a trustee of the Trust since October 2001 and the Chairman of the Audit Committee since 2001. He is a member of the Audit, Nominations and Special Proxy Voting Committees. He has been Business Development Director, Printing

Industries of Ohio/North Kentucky, a printing industry association, since February 2002. In January 2010, Mr. Jaymont was inducted into the Greater Cincinnati Printing Hall of Fame and honored as the Printer of the Year, and in May 2010 he was inducted into the national honorary Web Offset Society. He was a management consultant from April 2000 to February 2002. Mr. Jaymont was previously President and COO of Metroweb, a large publication printer, as well as President of Brinkman-Jaymont Associates, a real estate investment holding company. He has served in leadership positions on numerous printing industry boards, including the Master Printers of America, the Web Offset Association, the Magazine Printers Section, and the Ohio Graphic Arts Health Fund.

    E. Keith Wirtz. Mr. Wirtz has served as a trustee of the Trust since March 2010 and as President since April 2007. He has been President and Chief Investment Officer of the Adviser and Senior Vice President and Chief Investment Officer of Fifth Third Bank since 2003. He is responsible for all investment management activities within Fifth Third Bank and its affiliates. Prior to joining Fifth Third, Mr. Wirtz served as President and Managing Partner of Paladin Investment Associates from 2000 until its sale to Fifth Third Bank in 2003. Before Paladin Investment Associates he was with Investment Advisers, a subsidiary of Lloyds TSB based in the United Kingdom as its President and CIO. Mr. Wirtz also has 18 years' experience in senior management positions with Bank of America, his last seven as Chief Investment Officer, where he managed a team of 100 investment professions supporting institutional assets of $100 billion, both domestic and international.

BOARD STRUCTURE
---------------

    The Trust's board of trustees manages the business affairs of the Trust. The trustees establish policies and review and approve contracts and their continuance. The trustees regularly request and/or receive reports from the Adviser, the Trust's other service providers and the Trust's Chief Compliance Officer. The Board is comprised of six trustees, five of whom (including the chairman) are independent trustees. The Board has established four standing committees, each of which is comprised solely of independent trustees. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; considers the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Nominations Committee recommends qualified candidates to the Board of Trustees in the event that a position is vacated or created. The Compliance Committee reviews, analyzes and investigates compliance matters of the Trust identified by the Board to that Committee. [The Special Proxy Voting Committee considers and determines how to vote on behalf of the Trust with respect to specific votes referred by the Adviser.] The Trust's day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Trust's activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Trust's leadership structure is appropriate given the number, size and nature of the funds in the fund complex.

RISK OVERSIGHT
--------------

    Consistent with its responsibility for oversight of the Trust and its Funds, the Board, among other things, oversees risks associated with each Fund's investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Funds also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

    The Board requires senior officers of the Trust, including the President, Treasurer, Chief Legal Officer and Chief Compliance Officer ("CCO"), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust's internal controls and accounting and financial reporting policies and practices and provides the Audit Committee with valuation reports and minutes from pricing committee meetings. The Audit Committee also receives reports from the Trust's independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust's CCO, including separate meetings with the independent trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust's compliance program. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds. The Board also receives reports from the Trust's primary service providers on a periodic or regular basis, including the Adviser to the Funds as well as the Sub-Adviser, custodian and distributor. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

COMMITTEES OF THE BOARD OF TRUSTEES
-----------------------------------

    AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2010, there were four meetings of the Audit Committee.

    NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 38 Fountain Square Plaza,

Cincinnati, Ohio 45263. During the fiscal year ended July 31, 2010, the Nominations Committee met [two] times.

    COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. During the fiscal year ended July 31, 2010, the Compliance Committee did not meet.

    SPECIAL PROXY VOTING COMMITTEE. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust's investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2010, the Special Proxy Voting Committee met once.

TRUSTEES' SECURITIES OWNERSHIP
------------------------------

    For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Funds' family of investment companies as of December 31, 2009:

--------------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE
                                                                          OF EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT
                                                                          COMPANIES OVERSEEN BY
                                                                          TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS   INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------
 EDWARD BURKE CAREY
--------------------------------------------------------------------------------------------------------
 J. JOSEPH HALE, Jr.
--------------------------------------------------------------------------------------------------------
 DAVID J. DURHAM
--------------------------------------------------------------------------------------------------------
 JOHN E. JAYMONT
--------------------------------------------------------------------------------------------------------
 DAVID J. GRUBER
--------------------------------------------------------------------------------------------------------

 INTERESTED TRUSTEE

--------------------------------------------------------------------------------------------------------
 E. KEITH WIRTZ
--------------------------------------------------------------------------------------------------------

    As of December 31, 2009, none of the independent Trustees or their immediate family members owned beneficially the securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

    [As of November [__], 2010, the Officers and Trustees owned less than 1% of any class of any Fund.]

TRUSTEES COMPENSATION
---------------------

    Effective January 1, 2010, the Trustees, who are not interested persons of the Trust receive from the Trust, receive an annual retainer of $40,000 for service on the Board. Each Independent Trustee receives a fee of $8,000 for each regular quarterly Board meeting attended in person. Each Independent Trustee also receives a fee of $4,000 for attendance by telephone at any special meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The Chairperson of the Board receives $8,500 for each meeting over which he or she presides as Chairman, in addition to any other fees received.

    Effective January 1, 2010, each Audit Committee member receives an annual retainer of $4,500 and a fee of $2,000 for each Audit Committee meeting attended in person. The Chairperson of the Audit Committee receives $3,000 for each meeting over which he presides as Chairman, in addition to any other fees received.

    Each Compliance Committee member receives an annual retainer of $5,500 per year (payable in a lump sum at the first Compliance Committee meeting of the calendar year). The Compliance Committee fees are paid only in years in which a Compliance Committee meeting takes place. The Chairperson of the Compliance Committee receives an additional retainer of $2,000, in addition to any other fees received.

    Each Nominations Committee member receives a fee of $1,000 for each Nominations Committee meeting attended in person.

    The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the fiscal year ended July 31, 2010. Compensation excludes reimbursement of travel and other out-of-pocket expenses.

                                                           PENSION OR                          TOTAL COMPENSATION
                                     AGGREGATE    RETIREMENT BENEFITS      ESTIMATE ANNUAL    FROM FUNDS AND FUND
                              COMPENSATION FOR     ACCRUED AS PART OF        BENEFITS UPON        COMPLEX PAID TO
                                           THE          FUND EXPENSES           RETIREMENT       TRUSTEES FOR THE
                             FISCAL YEAR ENDED      FISCAL YEAR ENDED    FISCAL YEAR ENDED      FISCAL YEAR ENDED
 NAME OF PERSON                  JULY 31, 2010          JULY 31, 2010        JULY 31, 2010          JULY 31, 2010
------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------
 Edward Burke Carey                          $                   None                 None                      $
------------------------------------------------------------------------------------------------------------------
 J. Joseph Hale, Jr.                                             None                 None
------------------------------------------------------------------------------------------------------------------
 David J. Durham                                                 None                 None
------------------------------------------------------------------------------------------------------------------
 John E. Jaymont                                                 None                 None
------------------------------------------------------------------------------------------------------------------
 David J. Gruber                                                 None                 None
------------------------------------------------------------------------------------------------------------------

 INTERESTED TRUSTEE

------------------------------------------------------------------------------------------------------------------
 E. Keith Wirtz                           None                   None                 None                   None
------------------------------------------------------------------------------------------------------------------

BENEFICIAL OWNERSHIP
--------------------

    The name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of October 31, 2010 is set forth in Appendix B.

TRUSTEE LIABILITY
-----------------

    The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

    Each of the Trust, Fifth Third Asset Management, Inc., Fort Washington Investment Advisors, Inc. and FTAM Funds Distributor, Inc. has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

    The Board has delegated to the Adviser authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

    The Adviser has engaged Institutional Shareholder Services ("ISS") to administer the proxy voting policy. The Adviser's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Adviser must approve any deviations from these guidelines.

    With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Adviser, the Adviser will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of Independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

    On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

    On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

    On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

    On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

Information Regarding Proxy Votes

    You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, without charge, by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' website at www.fifththirdfunds.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

    The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information (except as otherwise permitted by applicable law and the Procedures). The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

    The Funds will make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is generally posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds file a report on Form N-CSR or a report on Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, Money Market Funds' portfolio holdings may be made available to the public more frequently, when deemed by the CCO to be in the best interests of Fund shareholders, and are available upon request, as of the previous business day's close, by calling 1-800-282-5706. The Funds' portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Funds' reports on Form N-CSR (with respect to each annual period and semi-annual period) and reports on Form N-Q (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

    A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

    Except for entities that utilize FTAM model portfolios (e.g., overlay managers and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

    The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

    The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                   TYPE OF SERVICE              FREQUENCY                LAG TIME
----------------------------------------------------------------------------------------------------
DDM Marketing & Communications   Marketing & Communications   Weekly and Quarterly     One day
Standard & Poor's                Ratings Agency               Weekly                   One day
Moody's Investors Service        Ratings Agency               Weekly                   One day
Fitch Ratings Ltd.               Ratings Agency               Weekly                   One day
FactSet                          Portfolio analytics          Daily                    N/A

NAME OF VENDOR                   TYPE OF SERVICE              FREQUENCY                LAG TIME
----------------------------------------------------------------------------------------------------
Interactive Data Bond Edge       Portfolio analytics          Daily                    N/A
Investor Tools - SMART/Perform   Portfolio analytics          Daily                    N/A
Yield Book                       Portfolio analytics          Daily                    N/A
Advent Axys                      Portfolio accounting         Daily                    N/A
Able Noser                       Trade cost analysis          Monthly                  Five days
SG Constellation                 Distribution services        Weekly                   One day
eA Data Automation Services      Marketing Support            Quarterly                8 days
Fifth Third Bank                 Portfolio management and     Daily                    N/A
                                 administrative support
Prima Capital Management, Inc.   Overlay manager              Daily                    N/A
Merrill Lynch                    Wrap sponsor                 Daily                    N/A
Morgan Stanley                   Wrap sponsor                 Daily                    N/A
Fifth Third Securities           Wrap sponsor                 Daily                    N/A
Envestnet Asset Management       Overlay manager              Daily                    N/A
Bear Stearns                     Wrap sponsor                 Daily                    N/A
TD Ameritrade                    Wrap sponsor                 Daily                    N/A
UBS                              Wrap sponsor                 Daily                    N/A
Smith Barney                     Wrap sponsor                 Daily                    N/A
Folio Dynamix                    Wrap sponsor                 Daily                    N/A
Placemark Investments            Overlay manager              Daily                    N/A
----------------------------------------------------------------------------------------------------

    Exceptions to the Procedures may only be made if approved in writing by the CCO when the Fund has legitimate business purposes for doing so, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

    The Adviser and Subadviser have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Adviser and Subadviser, as applicable, maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Adviser's and Subadviser's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures.

    If the CCO determines that the Adviser's, and/or Subadviser's, policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Adviser and/or Subadviser of such deficiency and request that the Adviser and/or subadviser indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

INVESTMENT ADVISER AND SUBADVISER

    Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment adviser to all Funds and provides investment advisory services through its

Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp.

    Fort Washington Investment Advisors, Inc., 303 Broadway, Suite 1200, Cincinnati, Ohio, 45202, serves as investment subadviser to the High Yield Bond Fund. Fort Washington is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

    Neither the Adviser nor the Subadviser shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

    Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES
-------------

    For advisory services, the Adviser receives annual investment advisory fees as described in the Prospectuses. The following shows gross investment advisory fees for the Funds and fees waived by the Adviser for the fiscal years ended July 31, 2010, July 31, 2009, and July 31, 2008, (amounts in thousands).

-------------------------------------------------------------------------------------------------------------------------
                                          YEAR            FEES         YEAR            FEES         YEAR            FEES
                                         ENDED         WAIVED/        ENDED         WAIVED/        ENDED         WAIVED/
                                      JULY 31,     REIMBURSED-     JULY 31,     REIMBURSED-     JULY 31,     REIMBURSED-
 FUND NAME                                2010           2010*         2009           2009*         2008           2008*
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund                     $____]           $____   $1,527,248        $250,458   $2,927,978        $134,483
-------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund                                 2,683,558         200,669    5,026,273          53,352
-------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund                                                95,060         177,934      180,389         233,441
-------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund                                                  766,516         935,822    1,196,095       1,387,094
-------------------------------------------------------------------------------------------------------------------------
 High Yield Bond Fund                                               285,914         184,683      417,490         245,795
-------------------------------------------------------------------------------------------------------------------------
 Institutional Government
 Money Market Fund                                                9,321,621       8,194,726    5,210,479       4,990,301
-------------------------------------------------------------------------------------------------------------------------
 Institutional Money Market Fund                                 11,571,778       9,373,218   10,807,625       9,666,988
-------------------------------------------------------------------------------------------------------------------------
 International Equity Fund                                        2,514,187         285,475    4,991,488         494,238
-------------------------------------------------------------------------------------------------------------------------
 Micro Cap Value Fund                                               261,562         140,680      529,258         251,593
-------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth Fund                                                925,124         147,123    2,520,379          76,295
-------------------------------------------------------------------------------------------------------------------------
 Prime Money Market Fund                                          5,934,575         125,345    5,757,221         535,917
-------------------------------------------------------------------------------------------------------------------------
 Quality Growth Fund                                              2,547,955         145,539    4,916,538         168,849
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                          YEAR            FEES         YEAR            FEES         YEAR            FEES
                                         ENDED         WAIVED/        ENDED         WAIVED/        ENDED         WAIVED/
                                      JULY 31,     REIMBURSED-     JULY 31,     REIMBURSED-     JULY 31,     REIMBURSED-
 FUND NAME                                2010           2010*         2009           2009*         2008           2008*
-------------------------------------------------------------------------------------------------------------------------
 Short Term Bond Fund                                             1,121,847         315,287    1,328,744         392,819
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                                              357,230         123,387      732,808          81,002
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                                               580,781          63,537      903,878          45,629
-------------------------------------------------------------------------------------------------------------------------
 Strategic Income Fund                                              842,711         350,603    1,319,826         404,610
-------------------------------------------------------------------------------------------------------------------------
 Total Return Bond Fund                                           2,721,916         509,300    3,177,457         643,043
-------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                                  9,005,061       6,820,287    5,654,311       4,559,402
-------------------------------------------------------------------------------------------------------------------------

*The amounts include fee waivers and expense reimbursements by the Adviser pursuant to expense limitations in effect during the fiscal year.

SUBADVISER AND SUBADVISORY FEES
-------------------------------

    HIGH YIELD BOND FUND. Fort Washington is the subadviser to the High Yield Bond Fund under the terms of a Sub-advisory Agreement between FTAM and Fort Washington. For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Adviser of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For the fiscal year ended July 31, 2008, the fiscal year ended July 31, 2009 and the fiscal year ended July 31, 2010, the Adviser paid Fort Washington, as Subadviser to the High Yield Bond Fund, fees of $228,902, $163,406 and $[ ] respectively.

ADMINISTRATOR AND SUB-ADMINISTRATOR

    Fifth Third Asset Management, Inc. (the "Administrator") is the Funds' administrator which generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Funds pay the Administrator administration fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets. For certain Funds, the Administrator has voluntarily agreed to waive a portion of its net asset-based administration fee. In addition, a $10,000 annual per class per Fund applies beyond the first four classes per Fund, and each Fund is subject to an annual $20,000 minimum fee.

ADMINISTRATION FEE             TRUST AVERAGE DAILY NET ASSETS
------------------             ------------------------------
0.20%                          Up to $1 billion
0.18%                          In excess of $1 billion up to $2 billion
0.17%                          In excess of $2 billion

    State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 is the Funds' sub-administrator (the "Sub-Administrator"). The Sub-Administrator performs sub-administration services on behalf of each Fund for which it receives compensation from the Administrator.

    The following shows administration fees incurred by the Funds, and the amounts of those fees that were waived by the Administrator for the fiscal years ended July 31, 2010, July 31, 2009 and July 31, 2008 (amounts in thousands).

----------------------------------------------------------------------------------------------------------------------------------
                                               YEAR         FEES                 YEAR          FEES             YEAR         FEES
                                              ENDED      WAIVED-                ENDED       WAIVED-            ENDED      WAIVED-
          FUND NAME                   JULY 31, 2010         2010        JULY 31, 2009          2009    JULY 31, 2008         2008
----------------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund                    $___________      $______             $264,418      $108,610         $506,255     $292,798
----------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund                                             580,943       102,233        1,087,298      376,970
----------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund                                                          20,587            --           39,000           --
----------------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund                                                            442,389       166,079          689,977      259,154
----------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond Fund*                                                         70,767            --          103,225           --
----------------------------------------------------------------------------------------------------------------------------------
 Institutional Government
 Money Market Fund                                                          4,035,978     1,048,682        2,253,827      586,179
----------------------------------------------------------------------------------------------------------------------------------
 Institutional Money Market Fund                                            5,009,728     2,025,061        4,675,515    1,891,334
----------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund                                                    435,416            --          864,826           --
----------------------------------------------------------------------------------------------------------------------------------
 Micro Cap Value Fund                                                          45,287            --           91,512           --
----------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth Fund                                                          200,192        35,413          544,694           --
----------------------------------------------------------------------------------------------------------------------------------
 Prime Money Market Fund                                                    2,568,930     1,186,915        2,490,592    1,151,444
----------------------------------------------------------------------------------------------------------------------------------
 Quality Growth Fund                                                          551,591        63,699        1,063,649      100,660
----------------------------------------------------------------------------------------------------------------------------------
 Short Term Bond Fund                                                         388,739            --          180,996           --
----------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                                                         88,356            --          459,894           --
----------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                                                         111,806            --          173,812           --
----------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Fund                                                        146,007        42,136          228,427       65,991
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Bond Fund                                                       785,678       306,689          916,368      393,487
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                                            3,898,260     2,251,265        2,446,032    1,413,578
----------------------------------------------------------------------------------------------------------------------------------

    The following shows sub-administration fees paid by the Administrator to the Sub-Administrator for the fiscal years ended July 31, 2010, July 31, 2009 and July 31, 2008 (amounts in thousands).

---------------------------------------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED
 FUND NAME                                        JULY 31, 2010     JULY 31, 2009    JULY 31, 2008
---------------------------------------------------------------------------------------------------
 All Cap Value Fund
---------------------------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund
---------------------------------------------------------------------------------------------------
 Dividend Growth Fund
---------------------------------------------------------------------------------------------------
 Equity Index Fund
---------------------------------------------------------------------------------------------------
 High Yield Bond Fund
---------------------------------------------------------------------------------------------------
 Institutional Government Money Market Fund
---------------------------------------------------------------------------------------------------
 Institutional Money Market Fund
---------------------------------------------------------------------------------------------------
 International Equity Fund
---------------------------------------------------------------------------------------------------
 Micro Cap Value Fund
---------------------------------------------------------------------------------------------------
 Mid Cap Growth Fund
---------------------------------------------------------------------------------------------------
 Prime Money Market Fund
---------------------------------------------------------------------------------------------------
 Quality Growth Fund
---------------------------------------------------------------------------------------------------
 Short Term Bond Fund
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED
 FUND NAME                                        JULY 31, 2010     JULY 31, 2009    JULY 31, 2008
---------------------------------------------------------------------------------------------------
 Small Cap Growth Fund
---------------------------------------------------------------------------------------------------
 Small Cap Value Fund
---------------------------------------------------------------------------------------------------
 Strategic Income Fund
---------------------------------------------------------------------------------------------------
 Total Return Bond Fund
---------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund
---------------------------------------------------------------------------------------------------

FUND ACCOUNTANT AND SUB-ACCOUNTANT

    Prior to November 21, 2006, Fifth Third Bank served as fund accountant for the Funds. Effective November 21, 2006, Fifth Third Asset Management, Inc. serves as fund accountant for the Funds (the "Fund Accountant"). Prior to May 14, 2007, BISYS Fund Services Ohio, Inc. served as the sub-fund accountant for the Funds. Effective May 14, 2007, State Street Bank and Trust Company serves as the sub-fund accountant for the Funds (the "Sub-Accountant"). The Sub-Accountant maintains the Trust's fund accounting records. The Funds pay the Fund Accountant accounting fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses. In addition, a $10,000 annual flat per class per fee per Fund applies beyond the initial class of shares.

----------------------------------------------------------------
ACCOUNTING FEE              FUND AVERAGE DAILY NET ASSETS
----------------------------------------------------------------
0.020%                      Up to $500 million
----------------------------------------------------------------
0.015%                      $500 million and up to $1 billion
----------------------------------------------------------------
0.010%                      In excess of $1 billion
----------------------------------------------------------------

    The following shows fund accounting fees incurred by the Funds for the fiscal years ended July 31, 2010, July 31, 2009 and July 31, 2008 (amounts in thousands).

----------------------------------------------------------------------------------------------
                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED
 FUND NAME                                       JULY 31, 2010   JULY 31, 2009   JULY 31, 2008
----------------------------------------------------------------------------------------------
 All Cap Value Fund                                   $ ______        $ 66,080        $ 88,904
----------------------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund                                       98,962         151,140
----------------------------------------------------------------------------------------------
 Dividend Growth Fund                                                   62,233          61,942
----------------------------------------------------------------------------------------------
 Equity Index Fund                                                     125,544         157,905
----------------------------------------------------------------------------------------------
 High Yield Bond Fund                                                   67,701          70,235
----------------------------------------------------------------------------------------------
 Institutional Government Money Market Fund                            342,883         230,475
----------------------------------------------------------------------------------------------
 Institutional Money Market Fund                                       402,035         374,426
----------------------------------------------------------------------------------------------
 International Equity Fund                                             103,116         142,123
----------------------------------------------------------------------------------------------
 Micro Cap Value Fund                                                   63,451          61,328
----------------------------------------------------------------------------------------------
 Mid Cap Growth Fund                                                    62,457          93,398
----------------------------------------------------------------------------------------------
 Prime Money Market Fund                                               257,844         253,451
----------------------------------------------------------------------------------------------
 Quality Growth Fund                                                    95,965         156,142
----------------------------------------------------------------------------------------------
 Short Term Bond Fund                                                   75,328          76,090
----------------------------------------------------------------------------------------------
 Small Cap Growth Fund                                                  62,774          59,445
----------------------------------------------------------------------------------------------
 Small Cap Value Fund                                                   62,009          62,162
----------------------------------------------------------------------------------------------
 Strategic Income Fund                                                  67,175          68,971
----------------------------------------------------------------------------------------------
 Total Return Bond Fund                                                137,783         164,831
----------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                                       333,705         242,788
----------------------------------------------------------------------------------------------

      The following shows sub-accounting fees paid by the Fund Accountant to the Sub-Accountant for the fiscal years ended July 31, 2010, July 31, 2009 and
July 31, 2008 (amount in thousands).

----------------------------------------------------------------------------------------------
                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED
 FUND NAME                                       JULY 31, 2010   JULY 31, 2009   JULY 31, 2008
----------------------------------------------------------------------------------------------
 All Cap Value Fund
----------------------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund
----------------------------------------------------------------------------------------------
 Dividend Growth Fund
----------------------------------------------------------------------------------------------
 Equity Index Fund
----------------------------------------------------------------------------------------------
 High Yield Bond Fund
----------------------------------------------------------------------------------------------
 Institutional Government Money Market Fund
----------------------------------------------------------------------------------------------
 Institutional Money Market Fund
----------------------------------------------------------------------------------------------
 International Equity Fund
----------------------------------------------------------------------------------------------
 Micro Cap Value Fund
----------------------------------------------------------------------------------------------
 Mid Cap Growth Fund
----------------------------------------------------------------------------------------------
 Prime Money Market Fund
----------------------------------------------------------------------------------------------
 Quality Growth Fund
----------------------------------------------------------------------------------------------
 Short Term Bond Fund
----------------------------------------------------------------------------------------------
 Small Cap Growth Fund
----------------------------------------------------------------------------------------------
 Small Cap Value Fund
----------------------------------------------------------------------------------------------
 Strategic Income Fund
----------------------------------------------------------------------------------------------
 Total Return Bond Fund
----------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund
----------------------------------------------------------------------------------------------

CUSTODIAN

    State Street Bank and Trust Company is the custodian for the Funds (the "Custodian"). The Custodian holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses.

TRANSFER AND DIVIDEND DISBURSING AGENT

    Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021, serves as the transfer and dividend disbursing agent for the Funds (the "Transfer Agent"). The fees paid to the Transfer Agent are based upon the size, type and number of accounts and transactions made by shareholders. The Funds also reimburse the Transfer Agent for various out-of-pocket expenses.

ADDITIONAL SERVICES - SERVICES AGENT

    Pursuant to a Services Agreement dated May 14, 2007, Fifth Third Asset Management, Inc. (the "Services Agent") provides certain other transfer-agent related services for the Funds, for an annual fee of $370,000, payable monthly. For the fiscal years ended July 31, 2010, July 31, 2009 and 2008, the Services Agent earned $ [ ], $370,000 and $370,000, respectively, in services agent fees.

DISTRIBUTOR

    FTAM Funds Distributor, Inc. (the "Distributor") serves as the Funds' distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Funds have entered into a distribution agreement ("Distribution Agreement") under which the Distributor, as agent, sells shares for each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

DISTRIBUTION AND SERVICE ARRANGEMENTS
-------------------------------------

    Under the Rule 12b-1 Plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, B and C shares of the Funds, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

    Pursuant to the Plan, the Trust will pay the Distributor: (i) with respect to the Class A shares of each Fund which has Class A shares a distribution fee at an annual rate up to 0.25 of 1.00% per annum of the average daily net assets of the Class A shares of such Fund; (ii) with respect to the Class B shares of each Fund which has Class B shares a distribution fee and a service fee at an annual rate equal to 0.75 of 1.00% per annum and 0.25 of 1.00% per annum, respectively, of the average daily net assets of the Class B shares of such Fund; and (iii) with respect to the Class C shares of each Fund which has Class C shares a distribution fee and a service fee at an annual rate equal to 0.75 of 1.00% per annum and up to 0.25 of 1.00% per annum, respectively, of the average daily net assets of the Class C shares of such Fund.

    Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto ("Qualified Trustee"). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

    The fees paid to the Distributor pursuant to the Plan for the Class A, B and C shares of the Funds are set forth in the tables below. To the extent a Fund is not listed in a table below, it made no payments to the Distributor under the Plan during the period shown.

---------------------------------------------------------------------------------------
                                    CLASS A SHARES    CLASS A SHARES    CLASS A SHARES
                                       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                             ENDED             ENDED             ENDED
                                     JULY 31, 2008     JULY 31, 2009     JULY 31, 2010
---------------------------------------------------------------------------------------
                                      DISTRIBUTION      DISTRIBUTION      DISTRIBUTION
                                              FEES              FEES              FEES
---------------------------------------------------------------------------------------
All Cap Value Fund                       $139,602           $82,919           $ _____
---------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund           60,812            28,799
---------------------------------------------------------------------------------------
Dividend Growth Fund                        8,840             5,405
---------------------------------------------------------------------------------------
Equity Index Fund                         154,436           100,001
---------------------------------------------------------------------------------------
High Yield Bond Fund                          796             1,881
---------------------------------------------------------------------------------------
International Equity Fund                  60,358            29,534
---------------------------------------------------------------------------------------
Micro Cap Value Fund                       28,118            17,406
---------------------------------------------------------------------------------------
Mid Cap Growth Fund                        65,279            30,960
---------------------------------------------------------------------------------------
Prime Money Market Fund                 1,667,308         1,577,879
---------------------------------------------------------------------------------------
Quality Growth Fund                       232,670           153,355
---------------------------------------------------------------------------------------
Short Term Bond Fund                       22,015            15,273
---------------------------------------------------------------------------------------
Small Cap Growth Fund                      33,992            16,745
---------------------------------------------------------------------------------------
Small Cap Value Fund                        4,850             3,076
---------------------------------------------------------------------------------------
Strategic Income Fund                      34,086            27,011
---------------------------------------------------------------------------------------
Total Return Bond Fund                     48,362            42,666
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                    CLASS B SHARES    CLASS B SHARES    CLASS B SHARES
                                       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                             ENDED             ENDED             ENDED
                                     JULY 31, 2008     JULY 31, 2009     JULY 31, 2010
---------------------------------------------------------------------------------------

                                      DISTRIBUTION      DISTRIBUTION      DISTRIBUTION
                                       AND SERVICE       AND SERVICE       AND SERVICE
                                              FEES              FEES              FEES
---------------------------------------------------------------------------------------
All Cap Value Fund                       $199,176           $96,169          $ ______
---------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund           50,420            24,638
---------------------------------------------------------------------------------------
Dividend Growth Fund                        3,072             1,398
---------------------------------------------------------------------------------------
Equity Index Fund                          35,950            21,107
---------------------------------------------------------------------------------------
High Yield Bond Fund                        1,246               898
---------------------------------------------------------------------------------------
International Equity Fund                  25,458            11,162
---------------------------------------------------------------------------------------
Micro Cap Value Fund                       37,861            19,509
---------------------------------------------------------------------------------------
Mid Cap Growth Fund                        52,553            23,649
---------------------------------------------------------------------------------------
Prime Money Market Fund                    18,862            31,244
---------------------------------------------------------------------------------------
Quality Growth Fund                       130,411            84,736
---------------------------------------------------------------------------------------
Small Cap Growth Fund                      10,861             5,607
---------------------------------------------------------------------------------------
Small Cap Value Fund                        9,415             5,694
---------------------------------------------------------------------------------------
Strategic Income Fund                      12,266             7,278
---------------------------------------------------------------------------------------
Total Return Bond Fund                     32,135            31,885
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                    CLASS C SHARES    CLASS C SHARES    CLASS C SHARES
                                       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                             ENDED             ENDED             ENDED
                                     JULY 31, 2008     JULY 31, 2009     JULY 31, 2010
---------------------------------------------------------------------------------------
                                      DISTRIBUTION      DISTRIBUTION      DISTRIBUTION
                                       AND SERVICE       AND SERVICE       AND SERVICE
                                              FEES              FEES              FEES
---------------------------------------------------------------------------------------
All Cap Value Fund                        $70,075           $40,887           $ _____
---------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund           16,576             6,863
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                    CLASS C SHARES    CLASS C SHARES    CLASS C SHARES
                                       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                             ENDED             ENDED             ENDED
                                     JULY 31, 2008     JULY 31, 2009     JULY 31, 2010
---------------------------------------------------------------------------------------

                                      DISTRIBUTION      DISTRIBUTION      DISTRIBUTION
                                       AND SERVICE       AND SERVICE       AND SERVICE
                                              FEES              FEES              FEES
---------------------------------------------------------------------------------------
 Dividend Growth Fund                        2,327             1,269
---------------------------------------------------------------------------------------
 Equity Index Fund                          14,946             9,691
---------------------------------------------------------------------------------------
 High Yield Bond Fund                          939               716
---------------------------------------------------------------------------------------
 International Equity Fund                   6,497             3,024
---------------------------------------------------------------------------------------
 Micro Cap Value Fund                       15,941             8,858
---------------------------------------------------------------------------------------
 Mid Cap Growth Fund                         6,032             3,016
---------------------------------------------------------------------------------------
 Prime Money Market Fund                     8,093             7,427
---------------------------------------------------------------------------------------
 Quality Growth Fund                        19,066            13,673
---------------------------------------------------------------------------------------
 Short Term Bond Fund                        1,256             3,012
---------------------------------------------------------------------------------------
 Small Cap Growth Fund                       2,625             1,468
---------------------------------------------------------------------------------------
 Small Cap Value Fund                        4,180             2,589
---------------------------------------------------------------------------------------
 Strategic Income Fund                      96,784            55,555
---------------------------------------------------------------------------------------
 Total Return Bond Fund                      9,279             6,348
---------------------------------------------------------------------------------------

    The following amounts paid to the Distributor by the Funds under the Plan for Class A shares during the fiscal year ended July 31, 2010 were spent on:

-------------------------------------------------------------------------------------------------------------------------
                                       PRINTING AND
                                        MAILING OF                                                             INTEREST
                                       PROSPECTUSES                                                            CARRYING
                                      TO OTHER THAN                                            COMPENSATION    OR OTHER
                                         CURRENT            COMPENSATION      COMPENSATION       TO SALES      FINANCING
                        ADVERTISING   SHAREHOLDERS         TO UNDERWRITERS     TO DEALERS       PERSONNEL       CHARGES
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Disciplined Large
 Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Dividend Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund
-------------------------------------------------------------------------------------------------------------------------
 High Yield Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 International Equity
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Micro Cap Value
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Prime Money
 Market Fund
-------------------------------------------------------------------------------------------------------------------------
 Quality Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Short Term Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value
 Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                       PRINTING AND
                                        MAILING OF                                                             INTEREST
                                       PROSPECTUSES                                                            CARRYING
                                      TO OTHER THAN                                           COMPENSATION     OR OTHER
                                         CURRENT            COMPENSATION     COMPENSATION       TO SALES      FINANCING
                        ADVERTISING   SHAREHOLDERS         TO UNDERWRITERS    TO DEALERS        PERSONNEL      CHARGES
-------------------------------------------------------------------------------------------------------------------------
 Strategic Income
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Total Return Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------

    The following amounts paid to the Distributor by the Funds under the Plan for Class B shares during the fiscal year ended July 31, 2010 were spent on:

-------------------------------------------------------------------------------------------------------------------------
                                       PRINTING AND
                                        MAILING OF                                                             INTEREST
                                       PROSPECTUSES                                                            CARRYING
                                      TO OTHER THAN                                            COMPENSATION    OR OTHER
                                         CURRENT            COMPENSATION     COMPENSATION       TO SALES      FINANCING
                        ADVERTISING   SHAREHOLDERS         TO UNDERWRITERS     TO DEALERS       PERSONNEL      CHARGES
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Disciplined Large
 Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Dividend Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund
-------------------------------------------------------------------------------------------------------------------------
 High Yield Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 International Equity
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Micro Cap Value
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Prime Money
 Market Fund
-------------------------------------------------------------------------------------------------------------------------
 Quality Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Short Term Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Strategic Income
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Total Return Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------

    The following amounts paid to the Distributor by the Funds under the Plan for Class C shares during the fiscal year ended July 31, 2010 were spent on:

-------------------------------------------------------------------------------------------------------------------------
                                       PRINTING AND
                                        MAILING OF                                                             INTEREST
                                       PROSPECTUSES                                                            CARRYING
                                      TO OTHER THAN                                            COMPENSATION    OR OTHER
                                         CURRENT            COMPENSATION     COMPENSATION        TO SALES      FINANCING
                        ADVERTISING   SHAREHOLDERS         TO UNDERWRITERS     TO DEALERS       PERSONNEL      CHARGES
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Disciplined Large
 Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Dividend Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund
-------------------------------------------------------------------------------------------------------------------------
 High Yield Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 International Equity
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Micro Cap Value
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Prime Money
 Market Fund
-------------------------------------------------------------------------------------------------------------------------
 Quality Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Short Term Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Strategic Income
 Fund
-------------------------------------------------------------------------------------------------------------------------
 Total Return Bond
 Fund
-------------------------------------------------------------------------------------------------------------------------
 All Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------

    With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

ADMINISTRATIVE SERVICES AGREEMENT
---------------------------------

    With respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares, the Trust has entered into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Class C Shares - up to 0.25%, Select Shares - up to 0.08%, Preferred Shares -up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of

Class C Shares, Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients. For the fiscal year ended July 31, 2010, the Distributor was paid $[ ], $[ ], $[ ] and $[ ], for Class C Shares, Preferred Shares, Select Shares and Trust Shares, respectively.

LEGAL COUNSEL

    Vedder Price P.C., 222 North LaSalle Street, Chicago, IL 60601 is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    ________ serves as the Funds' independent registered public accounting firm.
___________ will audit and report on the Funds' annual financial statements, and may perform other professional tax, accounting, auditing and advisory services when engaged to do so by the Funds.

                          PORTFOLIO MANAGER INFORMATION

    The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.

-----------------------------------------------------------------------------------------------
           NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                               AS OF JULY 31, 2010
-----------------------------------------------------------------------------------------------
                             OTHER REGISTERED        OTHER POOLED INVESTMENT
    PORTFOLIO MANAGER      INVESTMENT COMPANIES              VEHICLES           OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------
Scott A. Billeadeau      Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
John L. Cassady III      Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Mark Demos               Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Amy Denn                 Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Jon Fisher               Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Martin E. Hargrave       Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
           NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                               AS OF JULY 31, 2010
-----------------------------------------------------------------------------------------------
                             OTHER REGISTERED         OTHER POOLED INVESTMENT
    PORTFOLIO MANAGER      INVESTMENT COMPANIES              VEHICLES           OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------
John P. Hoeting          Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Eric J. Holmes           Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Peter M. Klein           Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Mark Koenig              Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Joseph W. Kremer         Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Peter Kwiatkowski        Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Mary Jane Matts          Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Mirko M. Mikelic         Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Edward Moore             Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Scott Richter            Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Jason Schwartz           Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Mitchell L. Stapley      Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Zhiqiang Sun             Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Michael P. Wayton        Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
E. Keith Wirtz           Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
David L. Withrow         Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
J. Kevin Seagraves       Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------
Brendan M. White         Number:                     Number:                  Number:
                         Assets:                     Assets:                  Assets:
-----------------------------------------------------------------------------------------------

    None of the portfolio managers are responsible for managing any accounts for which the advisory fee is based on performance.

CONFLICTS OF INTEREST
---------------------

    From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

    Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

    Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

    Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser or Subadviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Adviser and Subadviser have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION
------------------------------

Fifth Third Asset Management, Inc.
----------------------------------

    Each Fifth Third Asset Management, Inc. portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

    Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

    A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.

         The applicable benchmarks for each Fund are as follows:

--------------------------------------------------------------------------------------------------------
 FUND NAME                                  INDEX
--------------------------------------------------------------------------------------------------------
 All Cap Value Fund                         Russell 3000 Value Index, Russell Midcap Value Index
--------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Value Fund           Russell 1000 Value Index
--------------------------------------------------------------------------------------------------------
 Dividend Growth Fund                       S&P 500 Index
--------------------------------------------------------------------------------------------------------
 Equity Index Fund                          S&P 500 Index
--------------------------------------------------------------------------------------------------------
 High Yield Bond Fund                       Merrill Lynch High Yield Master Index
--------------------------------------------------------------------------------------------------------
 International Equity Fund                  Morgan Stanley Capital International EAFE Index
--------------------------------------------------------------------------------------------------------
 Micro Cap Value Fund                       Russell 2000 Value Index, Russell Microcap Index
--------------------------------------------------------------------------------------------------------
 Mid Cap Growth Fund                        Russell Midcap Growth Index
--------------------------------------------------------------------------------------------------------
 Quality Growth Fund                        Russell 1000 Growth Index
--------------------------------------------------------------------------------------------------------
 Short Term Bond Fund                       Merrill Lynch 1-3 Year Government/Corporate Index
--------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                      Russell 2000 Growth Index
--------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                       Russell 2000 Value Index
--------------------------------------------------------------------------------------------------------
 Strategic Income Fund                      Barclays Capital U.S. Aggregate Bond Index, Barclays Capital
                                            Intermediate Credit Bond Index
--------------------------------------------------------------------------------------------------------
 Total Return Bond Fund                     Barclays Capital U.S. Aggregate Bond Index
--------------------------------------------------------------------------------------------------------

    Portfolio managers also are eligible to participate in Fifth Third Bancorp long-term, non-cash incentive programs. Such incentives have taken the form of non-transferable restricted stock grants and stock appreciation rights and are awarded to eligible participants on the basis of Fifth Third Bancorp's overall financial performance.

Fort Washington Investment Advisors, Inc.
-----------------------------------------

    All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to Merrill Lynch High Yield Master Index, the benchmark for the High Yield Bond Fund) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

SECURITIES OWNERSHIP
--------------------

    The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2010:

-------------------------------------------------------------------------------------------
                                                                    DOLLAR RANGE OF EQUITY
 NAME OF PORTFOLIO MANAGER    FUND                                  SECURITIES
-------------------------------------------------------------------------------------------
 Scott A. Billeadeau          Mid Cap Growth Fund
                              Small Cap Growth Fund
-------------------------------------------------------------------------------------------
 John L. Cassady III          Total Return Bond Fund
                              Short Term Bond Fund
                              Strategic Income Fund
-------------------------------------------------------------------------------------------
 Mark Demos                   Quality Growth Fund
-------------------------------------------------------------------------------------------
 Amy Denn                     Quality Growth Fund
                              Dividend Growth Fund
-------------------------------------------------------------------------------------------
 Jon Fisher                   Quality Growth Fund
                              Mid Cap Growth Fund
-------------------------------------------------------------------------------------------
 Martin E. Hargrave           Mid Cap Growth Fund
                              Small Cap Growth Fund
-------------------------------------------------------------------------------------------
 John P. Hoeting              Short Term Bond Fund
-------------------------------------------------------------------------------------------
 Eric J. Holmes               Small Cap Value Fund
                              Micro Cap Value Fund
-------------------------------------------------------------------------------------------
 Peter M. Klein               All Cap Value Fund
-------------------------------------------------------------------------------------------
 Mark Koenig                  International Equity Fund
                              Equity Index Fund
-------------------------------------------------------------------------------------------
 Peter Kwiatkowski            Strategic Income Fund
                              Dividend Growth Fund
-------------------------------------------------------------------------------------------
 Joseph W. Kremer             Small Cap Value Fund
                              Micro Cap Value Fund
-------------------------------------------------------------------------------------------
 Mary Jane Matts              Disciplined Large Cap Value Fund
                              All Cap Value Fund]
-------------------------------------------------------------------------------------------
 Mirko M. Mikelic             Total Return Bond Fund
                              Strategic Income Fund
-------------------------------------------------------------------------------------------
 Edward Moore                 All Cap Value Fund
-------------------------------------------------------------------------------------------
 Scott Richter                Disciplined Large Cap Value Fund
-------------------------------------------------------------------------------------------
 Jason Schwartz               Short Term Bond Fund
                              Total Return Bond Fund
-------------------------------------------------------------------------------------------
 Mitchell L. Stapley          Total Return Bond Fund
                              Short Term Bond Fund
                              High Yield Bond Fund
                              Strategic Income Fund
-------------------------------------------------------------------------------------------
 Zhiqiang Sun                 International Equity Fund
-------------------------------------------------------------------------------------------
 Michael P. Wayton            Equity Index Fund
-------------------------------------------------------------------------------------------
 Brendan M. White             High Yield Bond Fund
-------------------------------------------------------------------------------------------
 E. Keith Wirtz               International Equity Fund
                              Mid Cap Growth Fund
-------------------------------------------------------------------------------------------
 David L. Withrow             Total Return Bond Fund
                              Short Term Bond Fund
                              Strategic Income Fund
-------------------------------------------------------------------------------------------

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    The Adviser selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Adviser seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Adviser may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Adviser's knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction;
(4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Adviser's knowledge of actual or apparent broker/dealer operational problems;
(11) the broker/dealer's execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Adviser also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Adviser maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Adviser is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

    In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analysis relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Adviser may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Adviser or its affiliates. The Adviser may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.

    The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Adviser may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Adviser receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Adviser may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Adviser determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.

    Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as "mixed-use" items. The Adviser evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Adviser may consider various objective factors in making such an allocation, such as the amount of time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will by paid by the Adviser from its own resources. Although the allocation of mixed-use items is not precisely determined, the Adviser makes a good faith effort to fairly allocate such items.

    The Adviser evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

    The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

    Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, the Adviser may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Adviser or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

    The following table shows the amount of brokerage commissions paid by the Funds to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2010:

---------------------------------------------------------------------------------------------------
                                            COMMISSIONS PAID ON          AMOUNT OF TRANSACTIONS
                                       TRANSACTIONS DIRECTED TO     DIRECTED TO FIRMS PROVIDING
                                       FIRMS PROVIDING RESEARCH                        RESEARCH
  FUND                                            JULY 31, 2010                   JULY 31, 2010
---------------------------------------------------------------------------------------------------
  All Cap Value Fund                                 $________                       $________
---------------------------------------------------------------------------------------------------
  Disciplined Large Cap Value Fund
---------------------------------------------------------------------------------------------------
  Dividend Growth Fund
---------------------------------------------------------------------------------------------------
  Equity Index Fund
---------------------------------------------------------------------------------------------------
  International Equity Fund
---------------------------------------------------------------------------------------------------
  Micro Cap Value Fund
---------------------------------------------------------------------------------------------------
  Mid Cap Growth Fund
---------------------------------------------------------------------------------------------------
  Quality Growth Fund
---------------------------------------------------------------------------------------------------
  Small Cap Growth Fund
---------------------------------------------------------------------------------------------------
  Small Cap Value Fund
---------------------------------------------------------------------------------------------------
  Short Term Bond Fund
---------------------------------------------------------------------------------------------------
  Strategic Income Fund
---------------------------------------------------------------------------------------------------
  Total Return Bond Fund
---------------------------------------------------------------------------------------------------

    The following table shows the aggregate amount of brokerage commissions paid by each Fund for the fiscal years ended July 31 of each year shown:

---------------------------------------------------------------------------------------------------
                                       TOTAL BROKERAGE        TOTAL BROKERAGE      TOTAL BROKERAGE
                                      COMMISSIONS PAID       COMMISSIONS PAID     COMMISSIONS PAID
  FUND                                   JULY 31, 2010          JULY 31, 2009        JULY 31, 2008
---------------------------------------------------------------------------------------------------
  All Cap Value Fund                          $_______              $ 401,320        $     437,681
---------------------------------------------------------------------------------------------------
  Disciplined Large Cap Value Fund                                  1,050,202              937,547
---------------------------------------------------------------------------------------------------
  Dividend Growth Fund                                                 43,105               38,351
---------------------------------------------------------------------------------------------------
  Equity Index Fund                                                    20,002               16,145
---------------------------------------------------------------------------------------------------
  Institutional Government Money                                           --                   --
  Market Fund
---------------------------------------------------------------------------------------------------
  Institutional Money Market Fund                                          --                   --
---------------------------------------------------------------------------------------------------
  International Equity Fund                                           813,651            1,541,091
---------------------------------------------------------------------------------------------------
  Micro Cap Value Fund                                                179,363              375,315
---------------------------------------------------------------------------------------------------
  Mid Cap Growth Fund                                                 287,097              831,839
---------------------------------------------------------------------------------------------------
  Prime Money Market Fund                                                  --                   --
---------------------------------------------------------------------------------------------------
  Quality Growth Fund                                                 335,140              820,283
---------------------------------------------------------------------------------------------------
  Short Term Bond Fund                                                  4,483               17,049
---------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                               287,186              504,616
---------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                                335,973              362,346
---------------------------------------------------------------------------------------------------
  Strategic Income Fund                                                44,234               50,860
---------------------------------------------------------------------------------------------------
  Total Return Bond Fund                                                7,925               10,677
---------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market Fund                                          --                   --
---------------------------------------------------------------------------------------------------

    For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.

    During the fiscal year ended July 31, 2010, the Funds acquired securities of certain of the Funds' regular broker dealers or the parents of such firms. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2010 (amounts in thousands, except shares) were as follows:

---------------------------------------------------------------------
BROKER/DEALER     FUND         SHARES       PRINCIPAL   MARKET VALUE
---------------------------------------------------------------------

---------------------------------------------------------------------

---------------------------------------------------------------------

                                PURCHASING SHARES

    Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

CONVERSION TO FEDERAL FUNDS

    It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

    Investors may, in certain circumstances as permitted by the Funds' custodian, exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Adviser, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to the custodian. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Adviser. This securities exchange feature may not be available to shareholders of certain financial intermediaries that may not be able to support this.

    A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

    Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

    Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the Distributor may elect to reallow up to the following amounts:

Class A Shares

                                            EQUITY INDEX FUND             OTHER EQUITY FUNDS
---------------------------------------------------------------------------------------------------
                                       LOAD/SALES       DEALER      LOAD/SALES         DEALER
           PURCHASE AMOUNT               CHARGE      REALLOWANCE      CHARGE        REALLOWANCE
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Less than $50,000                         5.00%          4.50%         5.00%            4.50%
---------------------------------------------------------------------------------------------------
$50,000 but less than $100,000            4.50%          4.00%         4.50%            4.00%
---------------------------------------------------------------------------------------------------
$100,000 but less than $250,000           3.50%          3.00%         3.50%            3.00%
---------------------------------------------------------------------------------------------------
$250,000 but less than $500,000           2.50%          2.10%         2.50%            2.10%
---------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000         2.00%          1.70%         2.00%            1.70%
---------------------------------------------------------------------------------------------------
$1,000,000 but less than $5,000,000*      0.00%          0.05%         0.00%            1.00%
---------------------------------------------------------------------------------------------------
$5,000,000 but less than $25,000,000*     0.00%          0.04%         0.00%            0.75%
---------------------------------------------------------------------------------------------------
$25,000,000 or more*                      0.00%          0.03%         0.00%            0.50%

                                                                        HIGH YIELD BOND FUND
                                         SHORT TERM BOND FUND          TOTAL RETURN BOND FUND
---------------------------------------------------------------------------------------------------
                                       LOAD/SALES       DEALER      LOAD/SALES         DEALER
           PURCHASE AMOUNT               CHARGE      REALLOWANCE      CHARGE        REALLOWANCE
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Less than $50,000                         3.00%          2.60%         4.75%            4.25%
---------------------------------------------------------------------------------------------------
$50,000 but less than $100,000            2.50%          2.10%         4.50%            3.75%
---------------------------------------------------------------------------------------------------
$100,000 but less than $250,000           2.00%          1.70%         3.50%            3.00%
---------------------------------------------------------------------------------------------------
$250,000 but less than $500,000           1.50%          1.25%         2.50%            2.10%
---------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000            -              -          2.00%            1.70%
---------------------------------------------------------------------------------------------------
$500,000 but less than $5,000,000*        0.00%          0.50%            -                -
---------------------------------------------------------------------------------------------------
$1,000,000 but less than $5,000,000*         -              -             -                -
---------------------------------------------------------------------------------------------------
$5,000,000 but less than $25,000,000*     0.00%          0.35%         0.00%            0.35%
---------------------------------------------------------------------------------------------------
$25,000,000 or more*                      0.00%          0.25%         0.00%            0.25%

    A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") (0.50% for Short Term Bond Fund) for a period of 12 months.

    *If you purchase $1,000,000 or more of Class A shares of the applicable Funds ($500,000 or more of the Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% CDSC (a 0.50% CDSC for the Short Term Bond Fund) on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

    Class A Shares are sold with an initial sales charge as detailed in the chart above.

    The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

    ----------------------------------------------------------------------------
    Rate                           Fund
    ----------------------------------------------------------------------------
    Up to 0.25%                    All Funds currently making payments under a
                                   Class A Shares distribution plan
    ----------------------------------------------------------------------------
    Up to 0.25% after 12 months    All funds currently making payments under a
    after payment of a finders     Class A Shares distribution plan
    fee
    ----------------------------------------------------------------------------

Class B Shares

    Effective May 15, 2007, Class B shares are closed to all new shareholders. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

    The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

    ----------------------------------------------------------------------------
    Rate                           Fund
    ----------------------------------------------------------------------------
    Up to 0.25%                    All Funds currently making payments under a
                                   Class B Shares distribution plan
    ----------------------------------------------------------------------------

Class C Shares

    Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

    The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

    ----------------------------------------------------------------------------
    Rate                           Fund
    ----------------------------------------------------------------------------
    Up to 0.75% subsequent to      All funds currently making payments under a
    first 12 months                Class C Shares 12b-1 distribution plan
    ----------------------------------------------------------------------------

    All underwriters retain monies, as well as 12b-1 and service fees for shareholder accounts held directly with the funds may be used by the Distributor or the Adviser to offset the costs of the Distributor and other distribution activities.

                ADDITIONAL PAYMENTS BY THE ADVISER AND AFFILIATES

    Under certain circumstances, the Adviser or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Adviser or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Adviser or its affiliates may terminate such payments at any time.

    "Financial intermediaries" are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or adviser, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets", sponsors of wrap fee programs, and sponsors of networking systems.

    The Adviser and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Adviser's and/or its affiliate's own resources, including from the profits derived from the advisory fees the Adviser receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Adviser and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

    In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue-sharing". Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Adviser's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Adviser with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Adviser and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the FINRA) designed to increase sales representatives' awareness about Funds.

    The Adviser and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Adviser and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

    The Adviser may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Adviser to provide educational and training support for the intermediary's sales personnel relating to the Funds, the availability of the Funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Adviser's and/or its affiliate's relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Adviser and/or its affiliates sell more of the Funds or retain more shares of the Funds in their client accounts, the Adviser benefits from the incremental management and other fees it receives with respect to those assets.

    In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Adviser and/or their affiliates, or any other fees or expenses it charges.

    Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

    Transaction Fee. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

    Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

    If you purchase $1,000,000 or more of Class A shares of the applicable Funds or $500,000 or more of the Short Term Bond Fund and do not pay a sales charge, and you sell any of these shares within twelve (12) months of their purchase, you will pay a 1% (0.50% for the Short Term Bond Fund) contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one
(1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

EXCHANGING OR CONVERTING SHARES

    You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

    In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder's ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

    Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.

REDEMPTION IN KIND

    The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

    Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

    Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE EQUITY FUNDS AND BOND FUNDS

    Except as noted below, investments of the Equity Funds and Bond Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

    With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures adopted by the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

    The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee has predetermined the level of such a movement that constitutes a Significant Event (a "Trigger") and has preauthorized the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value

Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

    Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

    The value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

MONITORING PROCEDURES

    For the Money Market Funds, procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

    SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 60 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 60 days, a Money Market Fund will invest its available cash to reduce the average maturity to 60 days or less as soon as possible.

    A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

    In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

    Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

    Each Fund intends to elect to be treated and qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below) and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year.

    In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

    For purposes of meeting the diversification requirement described in (b) above, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Additionally, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

    If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

    Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gain. Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

    In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

    If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

DISTRIBUTIONS

    Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain from the sale of investments that a Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

    Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

    If a Fund makes a distribution to a shareholder in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund may be particularly susceptible to this possibility because it may seek to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

    For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Neither the fixed income funds nor the money market funds expect a significant portion of Fund distributions to be derived from qualified dividend income.

    In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain for individual shareholders, nor will it be eligible for the dividends-received deduction for corporate shareholders.

    Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

    A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

SELLING SHARES

    Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital gain or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.

    Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by a shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

    Dividends, interest and gains received by a Fund from investments in securities of foreign issues may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders in the Funds, other than the Fifth Third International Equity Fund, generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets consists of securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.

    Under normal circumstances, more than 50% of the value of Fifth Third International Equity Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes, subject to generally applicable limitations under the Code. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

    A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

    Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat a PFIC as a "qualified electing fund" ("QEF"). If a Fund makes a "mark to market" election with respect to a PFIC, the Fund will recognize each year as ordinary income or, subject to certain limitations, as ordinary loss, an amount determined as though the Fund had sold and repurchased its holdings in that PFIC on the last day of the Fund's taxable year. If a Fund makes a QEF election with respect to a PFIC, the Fund will be required to include as income its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the company. These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

    A PFIC is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

HEDGING

    If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

    Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its income as determined for tax purposes. If a Fund's book income exceeds its income as determined for tax purposes, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of a recipient's basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its income as determined for tax purposes, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

DISCOUNT SECURITIES

    Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

    Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.

    Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID which could affect the character and timing of recognition of income by the Fund.

    If a Fund holds the foregoing kinds of securities, it may be required to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations, and its shareholders may accordingly receive a larger capital gain distribution than they would in the absence of such transactions.

MASTER LIMITED PARTNERSHIPS

    Some amounts received by a Fund from its investments in master limited partnerships ("MLPs") will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code's recapture provisions will be taxable to the Fund shareholders as ordinary income.

REAL ESTATE INVESTMENT TRUSTS

    A Fund's investments in real estate investment trust ("REIT") equity securities may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

    Some of REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

    In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under legislation enacted in December 2006, if a charitable remainder trust (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to such shareholders, multiplied by the highest U.S. federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce the shareholder's distributions for the year by the amount of the tax that relates to the shareholder's interest in a Fund. The Funds have not yet determined whether this election will be made. The extent to which the October 2006 IRS guidance remains applicable in light of the December 2006 legislation is unclear. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

BACKUP WITHHOLDING

    A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

    Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

    In order for a foreign investor to qualify for an exemption from the backup withholding or reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

    Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

TAX-EXEMPT SHAREHOLDERS

    Under current law, a Fund serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

    Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

NON-U.S. SHAREHOLDERS

    Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and tax-exempt interest dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, such Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund ("interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund ("short-term capital gain dividends"). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions, the special withholding exemptions for interest-related dividends and short-term capital gain dividends will expire and such dividends will be subject to withholding in taxable years beginning on or after January 1, 2010. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

    A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends (or exempt-interest dividends) unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

GENERAL

    The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the U.S. federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS

    The financial statements and related report of the independent registered public accounting firm for the Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third High Yield Bond Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third International Equity Fund, Fifth Third Micro Cap Value Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Prime Money Market Fund, Fifth Third Quality Growth Fund, Fifth Third Short Term Bond Fund, Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Total Return Bond Fund and Fifth Third U.S. Treasury Money Market Fund for the fiscal year ended July 31, 2010 are incorporated herein by reference into to this SAI from the annual reports for those Funds (File Nos. 33-24848 and 811-05669).

                                   APPENDIX A

                   STANDARD AND POOR'S RATINGS GROUP CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

                  MOODY'S INVESTORS SERVICE, INC. CORPORATE AND
                        MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB-BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B-B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C-Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. 'DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.

                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o  Leading market positions in well-established industries.
o  High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

                                   APPENDIX B

BENEFICIAL OWNERSHIP
--------------------

    The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of October 31, 2010.

--------------------------------------------------------------------------------
                                      PERCENT OF THE CLASS TOTAL ASSETS
 FUND/CLASS                                HELD BY THE SHAREHOLDER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    [As of October 31, 2010, Fifth Third Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of certain Funds as listed in the table below. As a result, Fifth Third Bank may be deemed to have control of one or more of these Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.]

      --------------------------------------------------------------------------
                                                    PERCENTAGE OF FUND HELD BY
       FUND                                              FIFTH THIRD BANK
      --------------------------------------------------------------------------
       All Cap Value Fund
      --------------------------------------------------------------------------
       Disciplined Large Cap Value Fund
      --------------------------------------------------------------------------
       Dividend Growth Fund
      --------------------------------------------------------------------------
       High Yield Bond Fund
      --------------------------------------------------------------------------
       Institutional Government Money Market Fund
      --------------------------------------------------------------------------
       Institutional Money Market Fund
      --------------------------------------------------------------------------
       International Equity Fund
      --------------------------------------------------------------------------
       Mid Cap Growth Fund
      --------------------------------------------------------------------------
       Prime Money Market Fund
      --------------------------------------------------------------------------
       Short Term Bond Fund
      --------------------------------------------------------------------------
       Small Cap Growth Fund
      --------------------------------------------------------------------------
       Small Cap Value Fund
      --------------------------------------------------------------------------
       Strategic Income Fund
      --------------------------------------------------------------------------
       Total Return Bond Fund
      --------------------------------------------------------------------------
       U.S. Treasury Money Market Fund
      --------------------------------------------------------------------------

                                   FIFTH THIRD FUNDS
                        STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------------------------------------------
                                                                                             Institutional
                                                         Class A     Class B     Class C         Class
----------------------------------------------------------------------------------------------------------
Fifth Third Structured Large Cap Plus Fund                KNVIX       FBLVX       FCLVX          KNVEX
----------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive Fund(SM)                 LASAX       LASBX       LASCX          LASIX
----------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Conservative Fund(SM)               LCVAX       LCVBX       LCVCX          LCVIX
----------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderate Fund(SM)                   LMDAX       LMDBX       LMDCX          LMDIX
----------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Aggressive Fund(SM)      LMAAX       LMABX       LMACX          LMAIX
----------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Conservative Fund(SM)    LAMVX       LBMVX       LCMVX          LIMVX
----------------------------------------------------------------------------------------------------------

                            DATED NOVEMBER [19], 2010

     This Statement of Additional Information (the "SAI") relates solely to the Prospectuses dated November [19], 2010 relating to the Fifth Third Structured Large Cap Plus Fund, a separate series of Fifth Third Funds (the "Trust"), and the Prospectuses dated November [19], 2010 relating to each of the Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM), each a separate series of the Trust.

     This SAI, which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (each a "Fund" and, collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a "Prospectus"). The financial statements for the Funds including the notes thereto, dated July 31, 2010, are incorporated by reference into this SAI from the annual reports of the Funds. To receive a copy of any Prospectus, you may write the Trust at Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or call toll-free (800) 282-5706.

                                TABLE OF CONTENTS

                                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST.........................................................  1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS ............................................  2
      Investment Objectives ................................................................  2
      Investment Limitations ...............................................................  3
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES ..................  6
      Types of Investments .................................................................  6
FIFTH THIRD FUNDS MANAGEMENT................................................................ 29
      Trustees and Officers ................................................................ 29
      Codes of Ethics....................................................................... 38
      Voting Proxies on Fund Portfolio Securities .......................................... 38
      Disclosure of Portfolio Holdings ..................................................... 39
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS ......................................... 41
      Investment Adviser ................................................................... 41
      Administrator and Sub-Administrator................................................... 42
      Fund Accountant and Sub-Accountant ................................................... 43
      Custodian............................................................................. 44
      Transfer and Dividend Disbursing Agent................................................ 44
      Additional Services - Services Agent ................................................. 44
      Distributor .......................................................................... 45
      Legal Counsel......................................................................... 49
      Independent Registered Public Accounting Firm ........................................ 49
PORTFOLIO MANAGER INFORMATION............................................................... 49
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ........................................... 52
PURCHASING SHARES........................................................................... 55
      Conversion to Federal Funds .......................................................... 55
      Exchanging Securities for Fund Shares................................................. 55
      Payments to Dealers................................................................... 55
ADDITIONAL PAYMENTS BY THE ADVISER AND AFFILIATES .......................................... 57
SELLING YOUR SHARES ........................................................................ 59
      Redemption In Kind.................................................................... 60
      Postponement of Redemptions .......................................................... 60
DETERMINING NET ASSET VALUE ................................................................ 60
      Valuation of the Funds................................................................ 60
      Use of Amortized Cost................................................................. 61
      Trading In Foreign Securities......................................................... 61
TAX STATUS.................................................................................. 62

      Qualification as a Regulated Investment Company ...................................... 62
      Additional Tax Information Concerning the Asset Allocation Funds...................... 64
      Distributions......................................................................... 65
      Selling Shares ....................................................................... 68
      Foreign Taxes, Foreign Currency-Denominated Securities and Related
       Hedging Transactions ................................................................ 68
      Hedging .............................................................................. 69
      Discount Securities .................................................................. 70
      Master Limited Partnerships........................................................... 71
      Real Estate Investment Trusts......................................................... 71
      Backup Withholding ................................................................... 72
      Tax Shelter Reporting Regulations..................................................... 72
      Tax-Exempt Shareholders .............................................................. 73
      Shares Purchased through Tax-Qualified Plans.......................................... 73
      Non-U.S. Shareholders................................................................. 73
      General............................................................................... 74
FINANCIAL STATEMENTS ....................................................................... 74
APPENDIX A ................................................................................. 75
APPENDIX B ................................................................................. 81

                       GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates solely to the following series (each, a "Fund" and collectively, the "Funds"):

Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus Fund") Fifth Third LifeModel Aggressive Fund(SM) ("LifeModel Aggressive Fund(SM)") Fifth Third LifeModel Conservative Fund(SM) ("LifeModel Conservative Fund(SM)") Fifth Third LifeModel Moderate Fund(SM) ("LifeModel Moderate Fund(SM)")
Fifth Third LifeModel Moderately Aggressive Fund(SM) ("LifeModel Moderately Aggressive Fund(SM)")
Fifth Third LifeModel Moderately Conservative Fund(SM) ("LifeModel Moderately Conservative Fund(SM)" and, together with LifeModel Aggressive Fund(SM), the LifeModel Conservative Fund(SM), LifeModel Moderate Fund(SM), the LifeModel Moderately Aggressive Fund(SM), the "Asset Allocation Funds")

     The Funds offer shares of the following classes:

-------------------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL   CLASS A     CLASS B*      CLASS C
-------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                          X              X           X             X
-------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                        X              X           X             X
-------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                            X              X           X             X
-------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)               X              X           X             X
-------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)             X              X           X             X
-------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                         X              X           X             X
-------------------------------------------------------------------------------------------------------

* Effective May 11, 2007, all Class B shares were closed to all purchases. Dividends may continue to be reinvested automatically without incurring a sales charge, and existing shareholders owning Class B shares may exchange to Class B shares of other Fifth Third Funds and may redeem shares as described in the Prospectus. Please contact Fifth Third Funds Shareholder Service at 1-800-282-5706 with any questions.

      Each Fund is an "open-end" management investment company and each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

      As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

      For purposes of determining the presence of a quorum and counting votes on matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined by reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

      The Trust's executive offices are located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. The Trustees are responsible for managing the business and affairs of the Trust.

      All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Adviser"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

      The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses.

INVESTMENT OBJECTIVES

      Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS
-----------------------

      Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The Asset Allocation Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money for investment leverage. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

      SELLING SHORT AND BUYING ON MARGIN. The Asset Allocation Funds will not sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      The Structured Large Cap Plus Fund may sell securities short or purchase securities on margin, and may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Structured Large Cap Plus Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

      LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund's total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

      INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds may engage in transactions involving financial futures contracts or options on financial futures contracts.

      INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      DIVERSIFICATION OF INVESTMENTS. Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

      In order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase.

      CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

      UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS
---------------------------

       Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

       INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Asset Allocation Funds may invest all of their assets in investment companies that are part of the same group of investment companies. The Structured Large Cap Plus Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(f) of Section 12(d)(1)(a) of the 1940 Act.

      Investment companies include exchange-traded funds ("ETFS"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.

      It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

      MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

      The Funds may invest in a variety of securities and may employ a number of investment techniques. With respect to the Asset Allocation Funds, investments and techniques used by a Fund include investments and techniques of the underlying funds in which a Fund invests, and to which an Asset Allocation Fund is exposed indirectly. The types of investments a Fund uses and some of the risks posed by such investments are described below. Not all Funds may use each type of investment technique. For example, a Fund's fundamental investment limitation may prohibit a Fund from using a specific investment technique or instrument. Please consult each Fund's prospectus for additional details regarding these and other permissible investments.

TYPES OF INVESTMENTS

      BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Such instruments include certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

      In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

      CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return.

      BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500(R) Index or to hedge an existing portfolio of securities or mutual fund shares.

      Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

      CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

      The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

      EXCHANGE-TRADED FUNDS (ETFS). The Funds may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

      Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)")* dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above.

      iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

      COLLATERALIZED LOAN OBLIGATIONS ("CLOS"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity," tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.

      The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in the prospectus and in this Statement of Additional Information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a Fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

      COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Adviser, and subject to the procedures adopted by the Board of Trustees, such note is liquid.

      CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

      A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

      In selecting convertible securities for a Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

      DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

      The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

      Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

      Custody Receipts. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

      Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

      Futures and Options Transactions. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

      As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

      The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

      Futures Contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

      A securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

      The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

      Stock Index Options. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

      The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

      Put Options on Financial Futures Contracts. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

      Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

      Call Options on Financial Futures Contracts. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

      Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

      A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

      Limitation on Open Futures Positions. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

      "Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

      Purchasing Put Options on Portfolio Securities. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

      Writing Covered Call Options on Portfolio Securities. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

      Over-the-Counter Options. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

      Structured Investments. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser.

      Structured Notes. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while reducing or avoiding certain other risks.

      Swap Agreements. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

      Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

      A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

      Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

      Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, in accordance with procedures adopted by the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.

      The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

      The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

      Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities ("ABSs") and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity.

      ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

      The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

      FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions.

      Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

      The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

      In addition, the Funds may be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.

      Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

      FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

      When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

      Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. There are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

      The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

      FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

      Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

      Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

      GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Adviser pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

      LENDING OF PORTFOLIO SECURITIES. The Funds may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

      LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

      LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

      Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

      Special Risks Associated with Lower-Rated And Unrated Securities. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

      In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

      Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

      Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Adviser will consider this event in its determination of whether the Fund should continue to hold the security.

      The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

      A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

      MASTER LIMITED PARTNERSHIPS. Master limited partnerships ("MLPs") are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

      Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

      The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.

      Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income.

      MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the 1940 Act, which governs the allowable investments purchased by money market funds.

      MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Adviser, in accordance with procedures adopted by the Trustees, will base its determination on the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers recently willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (5) the general credit quality of the municipality, including: (a) whether the lease can be cancelled;
(b) whether the assets represented by the lease can be sold; (c) the strength of the lessee's general credit; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and (e) the legal recourse in the event of a failure to appropriate.

      MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

      Variable Rate Municipal Securities. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

      PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

      REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Funds' investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

      REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Adviser to be creditworthy.

      RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established in accordance with procedures adopted by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity in accordance with such procedures, including Section 4(2) securities, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

      The ability to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The determination of the liquidity of restricted securities is made by the Adviser in accordance with procedures adopted by the Trustees. The following criteria, among others, are considered in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

      REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

      When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

      STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

      The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

      The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

      STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

       SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

      SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees.

      Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners.

      Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

      TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

      U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

      Variable Rate U.S. Government Securities. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S.

government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

      OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

      WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

      TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

      PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds for fiscal years ended July 31, 2010 and July 31, 2009 were as follows:

----------------------------------------------------------------------------------------
                                                 FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                                     JULY 31, 2010         JULY 31, 2009
----------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                                 [ ]%                    9%
----------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                               [ ]%                    6%
----------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                                   [ ]%                    7%
----------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)                      [ ]%                    8%
----------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)                    [ ]%                    8%
----------------------------------------------------------------------------------------
Structured Large Cap Plus Fund(1)                             [ ]%                  188%
----------------------------------------------------------------------------------------

(1) During the fiscal year ended July 31, 2009, the quantitative management process employed by the Structured Large Cap Plus Fund resulted in slightly higher turnover rates than some fundamentally managed portfolios.

                          FIFTH THIRD FUNDS MANAGEMENT

      The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.

TRUSTEES AND OFFICERS

      The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address, unless otherwise noted, of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Fund Complex includes the portfolios of the Trust described in this SAI, in addition to other portfolios of the Trust, which are offered by separate prospectuses and a separate statement of additional information.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                              POSITION        TERM OF                                              IN FUND          OTHER
                                HELD         OFFICE AND         PRINCIPAL OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
                              WITH THE        LENGTH OF              DURING THE PAST              OVERSEEN          HELD BY
      NAME AND AGE             TRUST        TIME SERVED(1)               5 YEARS                  BY TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Edward Burke Carey           Chairman-      January 1989-      President, Carey Realty               24           Canisius
Age: 65                      Board of       Present            Investments, Inc. (commercial                      College-
                             Trustees                          real estate), 1990-Present.                        Trustee.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                              POSITION        TERM OF                                              IN FUND          OTHER
                                HELD         OFFICE AND         PRINCIPAL OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
                              WITH THE        LENGTH OF              DURING THE PAST              OVERSEEN          HELD BY
      NAME AND AGE             TRUST        TIME SERVED(1)               5 YEARS                  BY TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
David J. Durham              Trustee        June 2001-         President and Chief Executive         24           None.
Age: 65                                     Present            Officer of Clipper Products,
                                                               Inc., (importer and wholesale
                                                               distributor), September 1997-
                                                               Present.
--------------------------------------------------------------------------------------------------------------------------------
David J. Gruber              Trustee        December           President, DJG Financial              24           CASA of
Age: 46                                     2003-Present       Consulting (accounting and                         Delaware
                                                               finance consultant), June 2007-                    County
                                                               Present. Project Professional,
                                                               Resources Global Professionals
                                                               (accounting and finance
                                                               consultant), December 2004-
                                                               June 2007. CFO, Ohio Arts &
                                                               Sports Facilities Commission
                                                               (state funding oversight
                                                               agency), April 2003-December
                                                               2004.
--------------------------------------------------------------------------------------------------------------------------------
J. Joseph Hale Jr.           Trustee        March 2001-        President and CEO of MediLux          24           Trustee for
Age: 60                                     Present            Health Care, April 2008-                           Hanover
                                                               Present. EVP and Managing                          College, Egan
                                                               Director, DHR International                        Martime
                                                               (executive recruiter), April                       Institute, The
                                                               2007-2008. Consultant, Duke                        Sconset Chapel
                                                               Energy, April 2006-March 2007.                     and The
                                                               President, Cinergy Foundation                      Sconset Trust.
                                                               (manager of corporate
                                                               contributions of certain Duke
                                                               Energy entities), November
                                                               2001- March 2006.
--------------------------------------------------------------------------------------------------------------------------------
John E. Jaymont              Trustee        October 2001-      Business Development Director,        24           None.
Age: 65                                     Present            Printing Industry of
                                                               Ohio/North Kentucky (printing
                                                               industry association), Feb. 2002-
                                                               Present.
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------------
E. Keith Wirtz(2)            Trustee        March 2010-        President, Fifth Third Asset          24           None.
Age: 50                                     Present            Management, Inc. 2003-
                                                               Present.
                             President      April 2007-
                                            Present
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                              POSITION        TERM OF                                              IN FUND          OTHER
                                HELD         OFFICE AND         PRINCIPAL OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
                              WITH THE        LENGTH OF              DURING THE PAST              OVERSEEN          HELD BY
      NAME AND AGE             TRUST        TIME SERVED(1)               5 YEARS                  BY TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Matthew A. Ebersbach         Vice           March 2006-        Vice President of Fifth Third         N/A          N/A
Age: 40                      President,     Present;           Asset Management, Inc. 2006-
                             Assistant      September          Present.
                             Treasurer      2008-Present
                             and
                             Assistant
                             Principal
                             Financial
                             Officer
--------------------------------------------------------------------------------------------------------------------------------
Richard B. Ille              Vice           April 2007-        Managing Director, Products           N/A          N/A
Age: 46                      President      Present            and Marketing, Fifth Third
                                                               Asset Management, Inc., 2001-
                                                               Present.
--------------------------------------------------------------------------------------------------------------------------------
James A. Mautino             Anti-Money     February           Vice President and Chief              N/A          N/A
Age: 42                      Laundering     2007-Present       Compliance Officer, Fifth Third
                             and Chief                         Asset Management, Inc. August
                             Compliance                        2005-Present.
                             Officer
--------------------------------------------------------------------------------------------------------------------------------
Shannon King                 Treasurer      March 2008-        Vice President, Mutual Fund           N/A          N/A
Age:  38                     and            Present            Administration, Fifth Third
                             Principal                         Asset Management, Inc. 2007-
                             Financial                         Present; Assistant Vice
                             Officer                           President, Capital Markets
                                                               Treasury and Derivatives
                                                               Manager 2005-2007.
--------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman         Secretary      April  2007-       Secretary and Chief                   N/A          N/A
Age: 37                      and            Present;           Administrative Officer, Fifth
                             Chief Legal    September          Third Asset Management, Inc.,
                             Officer        2009-Present       May 2009 to Present; Vice
                                                               President and Counsel of Fifth
                                                               Third Bank, March 2006-May
                                                               2009; Attorney, Kirkpatrick &
                                                               Lockhart Nicholson Graham,
                                                               LLP, May 2005-March 2006.
--------------------------------------------------------------------------------------------------------------------------------
Ryan Casey                   Assistant      April 2009-        Assistant Vice President, State       N/A          N/A
State Street Bank and        Treasurer      Present            Street Bank and Trust Company
Trust Company                                                  (a Massachusetts trust
One Lincoln Street                                             company) 2000-Present.
Boston, MA 02111
Age: 37
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                              POSITION        TERM OF                                              IN FUND          OTHER
                                HELD         OFFICE AND         PRINCIPAL OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
                              WITH THE        LENGTH OF              DURING THE PAST              OVERSEEN          HELD BY
      NAME AND AGE             TRUST        TIME SERVED(1)               5 YEARS                  BY TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Tracy Kaufman                Assistant      June 2007-         Assistant Vice President, State       N/A          N/A
State Street Bank and        Treasurer      Present            Street Bank and Trust Company
Trust Company                                                  (a Massachusetts trust
One Lincoln Street                                             company) 1986-Present.
Boston, MA 02111
Age: 52
--------------------------------------------------------------------------------------------------------------------------------
Francine S. Hayes            Assistant      June 2007-         Vice President and Managing           N/A          N/A
State Street Bank and        Secretary      Present            Counsel, State Street Bank and
Trust Company                                                  Trust Company (a
 One Lincoln Street                                            Massachusetts trust company)
Boston, MA 02111                                               2004-Present.
Age: 42
--------------------------------------------------------------------------------------------------------------------------------

1. Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust's Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee's 73rd birthday occurs. The Trust's Officers are elected annually by the Trustees.
2. Mr. Wirtz is an interested person of the Trust due to his employment relationship with Fifth Third Asset Management, Inc., the investment adviser for the Trust.

      For Officers, positions held with affiliated persons of the Trust (or affiliated persons of such persons) are listed in the following table:

-----------------------------------------------------------------------------------------------------------
NAME                        POSITIONS HELD WITH AFFILIATED PERSONS OF THE FUNDS
-----------------------------------------------------------------------------------------------------------
E. Keith Wirtz              Fifth Third Asset Management, Inc., President
-----------------------------------------------------------------------------------------------------------
Matthew A. Ebersbach        Fifth Third Asset Management, Vice President
-----------------------------------------------------------------------------------------------------------
Richard B. Ille             Fifth Third Asset Management, Inc., Executive Director
-----------------------------------------------------------------------------------------------------------
Matthew A. Swendiman        Fifth Third Asset Management, Inc., Secretary and Chief Administrative Officer
-----------------------------------------------------------------------------------------------------------
James A. Mautino            Fifth Third Asset Management, Inc., Vice President and Chief Compliance Officer
-----------------------------------------------------------------------------------------------------------
Shannon King                Fifth Third Asset Management, Inc., Vice President
-----------------------------------------------------------------------------------------------------------

EXPERIENCE AND QUALIFICATIONS
-----------------------------

       The following is a summary of the experience, qualifications, attributes and skills of each trustee that support the conclusion, as of the date of this Statement of Additional Information, that each trustee should serve as a trustee in light of the Trust's business and structure.

      Edward Burke Carey. Mr. Carey has served as a trustee of the Trust and as Chairman of the Board since January 1989. In 2010, Mr. Carey was named Small Board Trustee of the Year by Fund Directions. He has been President of Carey Realty Investments, Inc., a commercial real estate development firm, since 1990. From 1983 to 1990, Mr. Carey was senior vice president with John W. Galbreath & Co., a national development firm. Prior to 1983, he was owner of Carey Realty in Buffalo, New York and was previously employed by Hammerson Properties, a brokerage company and international development firm. He is currently a trustee of Canisius College, formerly chairman of the Ohio/Kentucky Chapter of Counselors of Real Estate and board member of the Catholic Foundation chairing the Investment Committee. He has served as a board member of the Columbus and national boards of National Association of Industrial & Office Properties, the Columbus Theatrical Association, Franklin County Republican Party Finance Committee and the City of Columbus Development Commission.

      David J. Durham. Mr. Durham has served as a trustee of the Trust since June 2001 and is a member of the Audit, Nominations and Special Proxy Voting Committees. He has been President and Chief Executive Officer of Clipper Products, Inc., an importer and wholesale distributor, since September 1997. Prior to joining Clipper Products, Mr. Durham was Director of IBM Business at Structural Dynamics Research Corporation, an engineering software and services company, and Vice-President of Marketing at Zonic Corporation, a manufacturer of engineering test instrumentation. He is a founder and Chairman of the Board of Norris Products Corporation, an importer and distributor of consumer products, since June 2005. He currently is a trustee and treasurer of the St. Thomas Housing Corporation and the Thomaston Woods Senior Housing Corporation.

      David J. Gruber. Mr. Gruber has served as a trustee of the Trust since December 2003 and the Chairman of the Compliance Committee since 2010. He is a member of the Audit, Nominations, Compliance and Special Proxy Voting Committees. He has been the President of DJG Financial Consulting, an accounting and financial consulting firm, since June 2007. Mr. Gruber was a project professional at Resource Global Professionals, an accounting and finance consulting firm from December 2004 to June 2007; Chief Financial Officer of Ohio Arts & Sports Facilities Commission, a state funding oversight agency, from April 2003 to December 2004; and Finance Director of Ohio Expositions Commission, state fair and expo center, from April 1996 to March 2003. He is currently a director of CASA of Delaware County. He began his career at PricewaterhouseCoopers (Coopers & Lybrand) and is a CPA (inactive). The Board of the Trust has determined that Mr. Gruber is an "audit committee financial expert" as defined by the SEC.

      J. Joseph Hale Jr. Mr. Hale has served as a trustee of the Trust since March 2001 and the Chairman of the Nominations Committee since 2005. He is a member of the Audit, Nominations, Compliance and Special Proxy Voting Committees. Mr. Hale is currently a consultant to the CEO of Duke Energy, where he retired in 2008 after serving 15 years in a variety of capacities, including President of Cincinnati Gas and Electric Company, Chief Communications Officer of Cinergy Corp, and President of the Cinergy Foundation. He is currently a trustee for Hanover College, the Egan Maritime Institute, The Sconset Chapel and The Sconset Trust, the Community Foundation for Nantucket and March of Dimes.

      John E. Jaymont. Mr. Jaymont has served as a trustee of the Trust since October 2001 and the Chairman of the Audit Committee since 2001. He is a member of the Audit, Nominations and Special Proxy Voting Committees. He has been Business Development Director, Printing Industries of Ohio/North Kentucky, a printing industry association, since February 2002. In January 2010, Mr. Jaymont was inducted into the Greater Cincinnati Printing Hall of Fame and honored as the Printer of the Year, and in May 2010 he was inducted into the national honorary Web Offset Society. He was a management consultant from April 2000 to February 2002. Mr. Jaymont was previously President and COO of Metroweb, a large publication printer, as well as President of Brinkman-Jaymont Associates, a real estate investment holding company.

He has served in leadership positions on numerous printing industry boards, including the Master Printers of America, the Web Offset Association, the Magazine Printers Section, and the Ohio Graphic Arts Health Fund.

      E. Keith Wirtz. Mr. Wirtz has served as a trustee of the Trust since March 2010 and as President since April 2007. He has been President and Chief Investment Officer of the Adviser and Senior Vice President and Chief Investment Officer of Fifth Third Bank since 2003. He is responsible for all investment management activities within Fifth Third Bank and its affiliates. Prior to joining Fifth Third, Mr. Wirtz served as President and Managing Partner of Paladin Investment Associates from 2000 until its sale to Fifth Third Bank in 2003. Before Paladin Investment Associates he was with Investment Advisers, a subsidiary of Lloyds TSB based in the United Kingdom as its President and CIO. Mr. Wirtz also has 18 years' experience in senior management positions with Bank of America, his last seven as Chief Investment Officer, where he managed a team of 100 investment professions supporting institutional assets of $100 billion, both domestic and international.

BOARD STRUCTURE
---------------

      The Trust's board of trustees manages the business affairs of the Trust. The trustees establish policies and review and approve contracts and their continuance. The trustees regularly request and/or receive reports from the Adviser, the Trust's other service providers and the Trust's Chief Compliance Officer. The Board is comprised of six trustees, five of whom (including the chairman) are independent trustees. The Board has established four standing committees, each of which is comprised solely of independent trustees. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; considers the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Nominations Committee recommends qualified candidates to the Board of Trustees in the event that a position is vacated or created. The Compliance Committee reviews, analyzes and investigates compliance matters of the Trust identified by the Board to that Committee. [The Special Proxy Voting Committee considers and determines how to vote on behalf of the Trust with respect to specific votes referred by the Adviser.] The Trust's day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Trust's activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Trust's leadership structure is appropriate given the number, size and nature of the funds in the fund complex.

RISK OVERSIGHT
--------------

       Consistent with its responsibility for oversight of the Trust and its Funds, the Board, among other things, oversees risks associated with each Fund's investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Funds also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

      The Board requires senior officers of the Trust, including the President, Treasurer, Chief Legal Officer and Chief Compliance Officer ("CCO"), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust's internal controls and accounting and financial reporting policies and practices and provides the Audit Committee with valuation reports and minutes from pricing committee meetings. The Audit Committee also receives reports from the Trust's independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust's CCO, including separate meetings with the independent trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust's compliance program. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds. The Board also receives reports from the Trust's primary service providers on a periodic or regular basis, including the Adviser to the Funds as well as the Sub-Adviser, custodian and distributor. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

COMMITTEES OF THE BOARD OF TRUSTEES
-----------------------------------

      AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2010, there were four meetings of the Audit Committee.

      NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. During the fiscal year ended July 31, 2010, the Nominations Committee met [two] times.

      COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. During the fiscal year ended July 31, 2010, the Compliance Committee met once.

      SPECIAL PROXY VOTING COMMITTEE. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust's investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2010, the Special Proxy Voting Committee met once.

TRUSTEES' SECURITIES OWNERSHIP
------------------------------

      For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund family of investment companies as of December 31, 2009:

---------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                         SECURITIES IN ALL REGISTERED
                                                                         INVESTMENT COMPANIES OVERSEEN BY
                                                                         TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS   COMPANIES
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
Edward Burke Carey
---------------------------------------------------------------------------------------------------------
J. Joseph Hale, Jr.
---------------------------------------------------------------------------------------------------------
David J. Durham
---------------------------------------------------------------------------------------------------------
John E. Jaymont
---------------------------------------------------------------------------------------------------------
David J. Gruber
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------
E. Keith Wirtz
---------------------------------------------------------------------------------------------------------

      As of December 31, 2009, none of the independent Trustees or their immediate family members owned beneficially the securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

      As of [October 31, 2010], the Officers and Trustees owned less than 1% of any class of any Fund.

TRUSTEES COMPENSATION
---------------------

      Effective January 1, 2010, the Trustees, who are not interested persons of the Trust receive from the Trust, receive an annual retainer of $40,000 for service on the Board. Each Independent Trustee receives a fee of $8,000 for each regular quarterly Board meeting attended in person. Each Independent Trustee also receives a fee of $4,000 for attendance by telephone at any special meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The

Chairperson of the Board receives $8,500 for each meeting over which he or she presides as Chairman, in addition to any other fees received.

      Effective January 1, 2010, each Audit Committee member receives an annual retainer of $4,500 and a fee of $2,000 for each Audit Committee meeting attended in person. The Chairperson of the Audit Committee receives $3,000 for each meeting over which he presides as Chairman, in addition to any other fees received.

       Each Compliance Committee member receives an annual retainer of $5,500 per year (payable in a lump sum at the first Compliance Committee meeting of the calendar year). The Compliance Committee fees are paid only in years in which a Compliance Committee meeting takes place. The Chairperson of the Compliance Committee receives an additional retainer of $2,000, in addition to any other fees received.

      Each Nominations Committee member receives a fee of $1,000 for each Nominations Committee meeting attended in person.

      The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the fiscal year ended July 31, 2010. Compensation excludes reimbursement of travel and other out-of-pocket expenses.

                                                          PENSION OR                           TOTAL COMPENSATION
                                    AGGREGATE    RETIREMENT BENEFITS      ESTIMATE ANNUAL     FROM FUNDS AND FUND
                             COMPENSATION FOR     ACCRUED AS PART OF        BENEFITS UPON         COMPLEX PAID TO
                                          THE          FUND EXPENSES           RETIREMENT        TRUSTEES FOR THE
                            FISCAL YEAR ENDED      FISCAL YEAR ENDED    FISCAL YEAR ENDED       FISCAL YEAR ENDED
NAME OF PERSON                  JULY 31, 2010          JULY 31, 2010        JULY 31, 2010           JULY 31, 2010
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Edward Burke Carey                 $________                    None                 None               $________
-----------------------------------------------------------------------------------------------------------------
J. Joseph Hale, Jr.                                             None                 None
-----------------------------------------------------------------------------------------------------------------
David J. Durham                                                 None                 None
-----------------------------------------------------------------------------------------------------------------
John E. Jaymont                                                 None                 None
-----------------------------------------------------------------------------------------------------------------
David J. Gruber                                                 None                 None
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------
E. Keith Wirtz                                                  None                 None
-----------------------------------------------------------------------------------------------------------------

BENEFICIAL OWNERSHIP
--------------------

      The name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of October 31, 2010 is set forth in Appendix B.

TRUSTEE LIABILITY
-----------------

      The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

      Each of the Trust, Fifth Third Asset Management, Inc., and FTAM Funds Distributor, Inc. has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      The Board has delegated to the Adviser authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

      The Adviser has engaged Institutional Shareholder Services ("ISS") to administer the proxy voting policy. The Adviser's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Adviser must approve any deviations from these guidelines.

      With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Adviser, the Adviser will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

      On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

      On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

      On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

      On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

Information Regarding Proxy Votes

      You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, without charge, by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' website at www.fifththirdfunds.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information (except as otherwise permitted by applicable law and the Procedures). The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

      The Funds will make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is generally posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds file a report on Form N-CSR or a report on Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, the Funds' portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Funds' reports on Form N-CSR (with respect to each annual period and semi-annual period) and reports on Form N-Q (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

      A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

      Except for entities that utilize FTAM model portfolios (e.g., overlay managers and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

      The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

      The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                   TYPE OF SERVICE                   FREQUENCY       LAG TIME
-------------------------------------------------------------------------------------------
DDM Marketing &                  Marketing & Communications        Weekly and      One day
Communications                                                     Quarterly
Standard & Poor's                Ratings Agency                    Weekly          One day
Moody's Investors Service        Ratings Agency                    Weekly          One day
Fitch Ratings Ltd.               Ratings Agency                    Weekly          One day
FactSet                          Portfolio analytics               Daily           N/A
Interactive Data Bond Edge       Portfolio analytics               Daily           N/A
Investor Tools -                 Portfolio analytics               Daily           N/A
SMART/Perform
Yield Book                       Portfolio analytics               Daily           N/A
Advent Axys                      Portfolio accounting              Daily           N/A
Able Noser                       Trade cost analysis               Monthly         Five days
SG Constellation                 Distribution services             Weekly          One day
eA Data Automation Services      Marketing Support                 Quarterly       8 days
Fifth Third Bank                 Portfolio management and          Daily           N/A
                                 administrative support
Prima Capital Management, Inc.   Overlay manager                   Daily           N/A
Merrill Lynch                    Wrap sponsor                      Daily           N/A
Morgan Stanley                   Wrap sponsor                      Daily           N/A
Fifth Third Securities           Wrap sponsor                      Daily           N/A
Envestnet Asset Management       Overlay manager                   Daily           N/A
Bear Stearns                     Wrap sponsor                      Daily           N/A

NAME OF VENDOR                   TYPE OF SERVICE                   FREQUENCY       LAG TIME
-------------------------------------------------------------------------------------------
TD Ameritrade                    Wrap sponsor                      Daily           N/A
UBS                              Wrap sponsor                      Daily           N/A
Smith Barney                     Wrap sponsor                      Daily           N/A
Folio Dynamix                    Wrap sponsor                      Daily           N/A
Placemark Investments            Overlay manager                   Daily           N/A

      Exceptions to the Procedures may only be made if approved in writing by the CCO when the Fund has legitimate business purposes for doing so, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

      The Adviser has primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Adviser, maintains such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Adviser's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and /or processes are reasonably designed to comply with the Procedures.

      If the CCO determines that the Adviser's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Adviser of such deficiency and request that the Adviser indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

INVESTMENT ADVISER

      Fifth Third Asset Management, Inc. serves as investment adviser to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp.

      The Adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

      Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES
-------------

      For advisory services, the Adviser receives annual investment advisory fees as described in the Prospectuses. The following shows gross investment advisory fees for the Funds and fees waived by the Adviser for the fiscal years ended July 31, 2010, July 31, 2009, and July 31, 2008 (amounts in thousands).

                                                     FEES                            FEES                            FEES
                                      YEAR        WAIVED/             YEAR        WAIVED/             YEAR        WAIVED/
                                     ENDED    REIMBURSED-            ENDED    REIMBURSED-            ENDED    REIMBURSED-
FUND NAME                    JULY 31, 2010          2010*    JULY 31, 2009          2009*    JULY 31, 2008          2008*
-------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive                  $[ ]          $[ ]          $169,940       $538,166
Fund(SM)                                                                                          $284,736       $779,619
-------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative                 [ ]           [ ]
Fund(SM)                                                            64,356        243,454           79,916        290,058
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate                     [ ]           [ ]
Fund(SM)                                                           491,434      1,183,434          727,621      1,682,451
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately                   [ ]           [ ]
Aggressive Fund(SM)                                                308,023        942,139          481,555      1,288,687
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately                   [ ]           [ ]
Conservative Fund(SM)                                               95,935        324,975          140,871        425,456
-------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus              [ ]           [ ]
Fund                                                               624,534        323,842        1,250,884        450,482
-------------------------------------------------------------------------------------------------------------------------

*The amounts include fee waivers and expense reimbursements by the Adviser pursuant to expense limitations in effect during the fiscal year.

ADMINISTRATOR AND SUB-ADMINISTRATOR

      Fifth Third Asset Management, Inc. (the "Administrator") is the Funds' administrator which generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Funds pay the Administrator administration fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets. In addition, a $10,000 annual per class per Fund applies beyond the first four classes per Fund, and each Fund is subject to an annual $20,000 minimum fee.

         ADMINISTRATION FEE            TRUST AVERAGE DAILY NET ASSETS
         ------------------            ------------------------------
         0.20%                         Up to $1 billion
         0.18%                         In excess of $1 billion up to $2 billion
         0.17%                         In excess of $2 billion

      State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 is the Funds' sub-administrator (the "Sub-Administrator"). The Sub-Administrator performs sub-administration services on behalf of each Fund for which it receives compensation from the Administrator.

      The following shows administration fees incurred by the Funds, and the amounts of those fees that were waived by the Administrator for the fiscal years ended July 31, 2010, July 31, 2009, and July 31, 2008 (amounts in thousands).

                                                     YEAR       FEES              YEAR       FEES             YEAR       FEES
                                                    ENDED    WAIVED-             ENDED    WAIVED-            ENDED    WAIVED-
            FUND NAME                       JULY 31, 2010       2010     JULY 31, 2009       2009    JULY 31, 2008       2008
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                        $[ ]        [ ]          $196,155         --         $328,503         --
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                       [ ]        [ ]            74,289         --           92,198         --
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                           [ ]        [ ]           567,273         --          839,468         --
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)              [ ]        [ ]           355,549         --          555,578         --
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)            [ ]        [ ]           110,738         --          162,525         --
-----------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                        [ ]        [ ]           154,580         --          309,261         --
-----------------------------------------------------------------------------------------------------------------------------

      The following shows sub-administration fees paid by the Administrator to the Sub-Administrator for the fiscal years ended July 31, 2010, July 31, 2009 and July 31, 2008 (amounts in thousands).

                                              YEAR             YEAR                YEAR
                                             ENDED            ENDED               ENDED
             FUND NAME               JULY 31, 2010    JULY 31, 2009       JULY 31, 2008
---------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
---------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
---------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
---------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)
---------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
---------------------------------------------------------------------------------------
Structured Large Cap Plus Fund
---------------------------------------------------------------------------------------

FUND ACCOUNTANT AND SUB-ACCOUNTANT

      Prior to November 21, 2006, Fifth Third Bank served as fund accountant for the Funds. Effective November 21, 2006, Fifth Third Asset Management, Inc. serves as fund accountant for the Funds (the "Fund Accountant"). Prior to May 14, 2007, BISYS Fund Services Ohio, Inc. served as the sub-fund accountant for the Funds. Effective May 14, 2007, State Street Bank and Trust Company serves as the sub-fund accountant for the Funds (the "Sub-Accountant"). The Sub-Accountant maintains the Trust's fund accounting records. The Funds pay the Fund Accountant accounting fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses. In addition, a $10,000 annual flat per class per fee per Fund applies beyond the initial class of shares.

         ACCOUNTING FEE              FUND AVERAGE DAILY NET ASSETS
         --------------              -----------------------------
         0.020%                      Up to $500 million
         0.015%                      $500 million and up to $1 billion
         0.010%                      In excess of $1 billion

      The following shows fund accounting fees incurred by the Funds for the fiscal years ended July 31, 2010, July 31, 2009, and July 31, 2008 (amounts in thousands).

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED
FUND NAME                                      JULY 31, 2010    JULY 31, 2009    JULY 31, 2008
----------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                           $[ ]          $58,851          $66,932
----------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                          [ ]           58,684           59,015
----------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                              [ ]           94,503          125,803
----------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)                 [ ]           69,976           93,055
----------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)               [ ]           58,849           58,648
----------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                           [ ]           69,790           77,181
----------------------------------------------------------------------------------------------

      The following shows sub-accounting fees paid by the Fund Accountant to the Sub-Accountant for the fiscal years ended July 31, 2010, July 31, 2009 and July 31, 2008 (amounts in thousands)

                                              YEAR             YEAR              YEAR
                                             ENDED            ENDED             ENDED
             FUND NAME               JULY 31, 2010    JULY 31, 2009     JULY 31, 2008
-------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
-------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
-------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
-------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)
-------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
-------------------------------------------------------------------------------------
Structured Large Cap Plus Fund
-------------------------------------------------------------------------------------

CUSTODIAN

      State Street Bank and Trust Company is the custodian for the Funds (the "Custodian"). The Custodian holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses.

TRANSFER AND DIVIDEND DISBURSING AGENT

      Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021, serves as the transfer and dividend disbursing agent for the Funds (the "Transfer Agent"). The fees paid to the Transfer Agent are based upon the size, type and number of accounts and transactions made by shareholders. The Funds also reimburse the Transfer Agent for various out-of-pocket expenses.

ADDITIONAL SERVICES - SERVICES AGENT

      Pursuant to a Services Agreement dated May 14, 2007, Fifth Third Asset Management, Inc. (the "Services Agent") provides certain other transfer-agent related services for the Funds, for an annual fee of $370,000, payable monthly. For the fiscal years ended July 31, 2010, July 31, 2009 and July 31, 2008, the Services Agent earned $[_____], $370,000, and $370,000, respectively, in services agent fees.

DISTRIBUTOR

      FTAM Funds Distributor, Inc. (the "Distributor") serves as the Funds' distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Funds have entered into a distribution agreement ("Distribution Agreement") under which the Distributor, as agent, sells shares for each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

DISTRIBUTION AND SERVICE ARRANGEMENTS
-------------------------------------

      Under the Rule 12b-1 Plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, B and C shares of the Funds, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

      Pursuant to the Plan, the Trust will pay the Distributor: (i) with respect to the Class A shares of each Fund which has Class A shares a distribution fee at an annual rate up to 0.25 of 1.00% per annum of the average daily net assets of the Class A shares of such Fund; (ii) with respect to the Class B shares of each Fund which has Class B shares a distribution fee and a service fee at an annual rate equal to 0.75 of 1.00% per annum and 0.25 of 1.00% per annum, respectively, of the average daily net assets of the Class B shares of such Fund; and (iii) with respect to the Class C shares of each Fund which has Class C shares a distribution fee and a service fee at an annual rate equal to 0.75 of 1.00% per annum and up to 0.25 of 1.00% per annum, respectively, of the average daily net assets of the Class C shares of such Fund.

      Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto ("Qualified Trustee"). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

      The fees paid to the Distributor pursuant to the Plan for the Class A, B and C shares of the Funds are set forth in the tables below. To the extent a Fund is not listed in a table below, it made no payments to the Distributor under the Plan during the period shown.

                                               CLASS A SHARES        CLASS A SHARES       CLASS A SHARES
                                            FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                JULY 31, 2008         JULY 31, 2009        JULY 31, 2010
--------------------------------------------------------------------------------------------------------
                                            DISTRIBUTION FEES     DISTRIBUTION FEES    DISTRIBUTION FEES
--------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                        $134,214               $73,309                 $[ ]
--------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                        36,277                25,543                  [ ]
--------------------------------------------------------------------------------------------------------

                                               CLASS A SHARES        CLASS A SHARES       CLASS A SHARES
                                            FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                JULY 31, 2008         JULY 31, 2009        JULY 31, 2010
--------------------------------------------------------------------------------------------------------
                                            DISTRIBUTION FEES     DISTRIBUTION FEES    DISTRIBUTION FEES
--------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                           216,197               129,456                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)              294,683               169,602                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)             79,808                45,697                  [ ]
--------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                         41,071                18,347                  [ ]
--------------------------------------------------------------------------------------------------------

                                               CLASS B SHARES        CLASS B SHARES       CLASS B SHARES
                                            FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                JULY 31, 2008         JULY 31, 2009        JULY 31, 2010
--------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION AND      DISTRIBUTION AND     DISTRIBUTION AND
                                                 SERVICE FEES          SERVICE FEES         SERVICE FEES
--------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                        $162,839               $85,498                 $[ ]
--------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                        85,546                57,128                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                           389,783               226,760                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)              512,926               295,091                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)            167,757                96,387                  [ ]
--------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                          9,167                 4,400                  [ ]
--------------------------------------------------------------------------------------------------------

                                               CLASS C SHARES        CLASS C SHARES       CLASS C SHARES
                                            FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                JULY 31, 2008         JULY 31, 2009        JULY 31, 2010
--------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION AND      DISTRIBUTION AND     DISTRIBUTION AND
                                                 SERVICE FEES          SERVICE FEES         SERVICE FEES
--------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                         $20,490               $11,256                 $[ ]
--------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                        19,441                13,433                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                            40,193                22,888                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)               56,902                29,270                  [ ]
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)             19,654                10,787                  [ ]
--------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                            742                   306                  [ ]
--------------------------------------------------------------------------------------------------------

      The following amounts paid to the Distributor by the Funds under the Plan for Class A shares during the fiscal year ended July 31, 2010 were spent on:

                                                  PRINTING AND
                                                   MAILING OF                                                          INTEREST
                                                  PROSPECTUSES                                                         CARRYING
                                                  TO OTHER THAN                                       COMPENSATION     OR OTHER
                                                     CURRENT        COMPENSATION      COMPENSATION      TO SALES       FINANCING
                                  ADVERTISING     SHAREHOLDERS     TO UNDERWRITERS     TO DEALERS       PERSONNEL       CHARGES
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------

                                                  PRINTING AND
                                                   MAILING OF                                                          INTEREST
                                                  PROSPECTUSES                                                         CARRYING
                                                  TO OTHER THAN                                       COMPENSATION     OR OTHER
                                                     CURRENT        COMPENSATION      COMPENSATION      TO SALES       FINANCING
                                  ADVERTISING     SHAREHOLDERS     TO UNDERWRITERS     TO DEALERS       PERSONNEL       CHARGES
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately
Aggressive Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately
Conservative Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
Structured Large
Cap Plus Fund
--------------------------------------------------------------------------------------------------------------------------------

      The following amounts paid to the Distributor by the Funds under the Plan for Class B shares during the fiscal year ended July 31, 2010 were spent on:

                                                  PRINTING AND
                                                   MAILING OF                                                          INTEREST
                                                  PROSPECTUSES                                                         CARRYING
                                                  TO OTHER THAN                                       COMPENSATION     OR OTHER
                                                     CURRENT        COMPENSATION      COMPENSATION      TO SALES       FINANCING
                                  ADVERTISING     SHAREHOLDERS     TO UNDERWRITERS     TO DEALERS       PERSONNEL       CHARGES
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately
Aggressive Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately
Conservative Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
Structured Large
Cap Plus Fund
--------------------------------------------------------------------------------------------------------------------------------

      The following amounts paid to the Distributor by the Funds under the Plan for Class C shares during the fiscal year ended July 31, 2010 were spent on:

                                                  PRINTING AND
                                                   MAILING OF                                                          INTEREST
                                                  PROSPECTUSES                                                         CARRYING
                                                  TO OTHER THAN                                       COMPENSATION     OR OTHER
                                                     CURRENT        COMPENSATION      COMPENSATION      TO SALES       FINANCING
                                  ADVERTISING     SHAREHOLDERS     TO UNDERWRITERS     TO DEALERS       PERSONNEL       CHARGES
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately
Aggressive Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately
Conservative Fund(SM)
--------------------------------------------------------------------------------------------------------------------------------
Structured Large
Cap Plus Fund
--------------------------------------------------------------------------------------------------------------------------------

      With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

ADMINISTRATIVE SERVICES AGREEMENT
---------------------------------

      With respect to Class C Shares, the Trust has entered into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Class C Shares - up to 0.25%. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients. For the fiscal year ended July 31, 2010, the Distributor was paid $[ ] for Class C Shares.

LEGAL COUNSEL

      Vedder Price P.C., 222 North LaSalle Street, Chicago, IL 60601 is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      _______ serves as the Funds' independent registered public accounting firm. ____________ will audit and report on the Funds' annual financial statements, and may perform other professional tax, accounting, auditing and advisory services when engaged to do so by the Funds.

                          PORTFOLIO MANAGER INFORMATION

      The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.

-------------------------------------------------------------------------------------------
                     NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                        AS OF JULY 31, 2010
-------------------------------------------------------------------------------------------
                            OTHER REGISTERED       OTHER POOLED INVESTMENT
    PORTFOLIO MANAGER    INVESTMENT COMPANIES           VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------
Samrat Bhattacharya      Number:                        Number:                  Number:
                         Assets:                        Assets:                  Assets:
-------------------------------------------------------------------------------------------
Scott A. Billeadeau      Number:                        Number:                  Number:
                         Assets:                        Assets:                  Assets:
-------------------------------------------------------------------------------------------
Mark Koenig              Number:                        Number:                  Number:
                         Assets:                        Assets:                  Assets:
-------------------------------------------------------------------------------------------
Mitchell L. Stapley      Number:                        Number:                  Number:
                         Assets:                        Assets:                  Assets:
-------------------------------------------------------------------------------------------
Michael P. Wayton        Number:                        Number:                  Number:
                         Assets:                        Assets:                  Assets:
-------------------------------------------------------------------------------------------
E. Keith Wirtz           Number:                        Number:                  Number:
                         Assets:                        Assets:                  Assets:
-------------------------------------------------------------------------------------------

      None of the portfolio managers are responsible for managing any accounts for which the advisory fee is based on performance.

CONFLICTS OF INTEREST
---------------------

      From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

      Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

      Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

      Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION
------------------------------

Fifth Third Asset Management, Inc.
----------------------------------

      Each Fifth Third Asset Management, Inc. portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

      Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

      A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.

      The applicable benchmarks for each Fund, which may include modified versions of the index and/or blends of multiple indexes, are as follows:

-----------------------------------------------------------------------------------------------------
FUND NAME                                      INDEX
-----------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                  Wilshire 5000 Index, Barclays Capital Intermediate
                                               Government/Credit Bond Index, LifeModel Aggressive
                                               Target Neutral Style Class Index Blend, LifeModel
                                               Aggressive Target Neutral Asset Class Index Blend
-----------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                Wilshire 5000 Index, Barclays Capital Intermediate
                                               Government/Credit Bond Index, LifeModel Conservative
                                               Target Neutral Style Class Index Blend, LifeModel
                                               Conservative Target Neutral Asset Class Index Blend
-----------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                    Wilshire 5000 Index, Barclays Capital Intermediate
                                               Government/Credit Bond Index, LifeModel Moderate
                                               Target Neutral Style Class Index Blend, LifeModel
                                               Moderate Target Neutral Asset Class Index Blend
-----------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)       Wilshire 5000 Index, Barclays Capital Intermediate
                                               Government/Credit Bond Index, LifeModel Moderately
                                               Aggressive Target Neutral Style Class Index Blend,
                                               LifeModel Moderately Aggressive Target Neutral Asset
                                               Class Index Blend
-----------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)     Wilshire 5000 Index, Barclays Capital Intermediate
                                               Government/Credit Bond Index, LifeModel Moderately
                                               Conservative Target Neutral Style Class Index Blend,
                                               LifeModel Moderately Conservative Target Neutral Asset
                                               Class Index Blend
-----------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                 S&P 500 Index, Russell 1000 Index
-----------------------------------------------------------------------------------------------------

SECURITIES OWNERSHIP
--------------------

      The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2010:

--------------------------------------------------------------------------------------------
    NAME OF PORTFOLIO                                                      DOLLAR RANGE OF
         MANAGER                              FUND                         EQUITY SECURITIES
--------------------------------------------------------------------------------------------
samrat Bhattacharya              Structured Large Cap Plus Fund
--------------------------------------------------------------------------------------------
Scott A. Billeadeau                LifeModel Aggressive Fund
                                  LifeModel Conservative Fund
                                    LifeModel Moderate Fund
                             LifeModel Moderately Aggressive Fund
                            LifeModel Moderately Conservative Fund
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
    NAME OF PORTFOLIO                                                      DOLLAR RANGE OF
         MANAGER                              FUND                         EQUITY SECURITIES
--------------------------------------------------------------------------------------------
Mark Koenig                     Structured Large Cap Plus Fund
--------------------------------------------------------------------------------------------
Mitchell L. Stapley               LifeModel Aggressive Fund
                                 LifeModel Conservative Fund
                                   LifeModel Moderate Fund
                            LifeModel Moderately Aggressive Fund
                           LifeModel Moderately Conservative Fund
--------------------------------------------------------------------------------------------
Michael P. Wayton               Structured Large Cap Plus Fund
--------------------------------------------------------------------------------------------
E. Keith Wirtz                    LifeModel Aggressive Fund
                                 LifeModel Conservative Fund
                                   LifeModel Moderate Fund
                            LifeModel Moderately Aggressive Fund
                              LifeModel Moderately Conservative Fund
--------------------------------------------------------------------------------------------

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      The Adviser selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Adviser seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Adviser may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Adviser's knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction;
(4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Adviser's knowledge of actual or apparent broker/dealer operational problems;
(11) the broker/dealer's execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Adviser also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Adviser maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Adviser is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

      In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analysis relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement;

analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Adviser may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Adviser or its affiliates. The Adviser may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.

      The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Adviser may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Adviser receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Adviser may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Adviser determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.

      Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as "mixed-use" items. The Adviser evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Adviser may consider various objective factors in making such an allocation, such as the amount of time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will by paid by the Adviser from its own resources. Although the allocation of mixed-use items is not precisely determined, the Adviser makes a good faith effort to fairly allocate such items.

      The Adviser evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

      The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

     Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, the Adviser may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Adviser or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

     The following table shows the amount of brokerage commissions paid by the Structured Large Cap Plus Fund to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2010:

---------------------------------------------------------------------------------------
                               COMMISSIONS PAID ON     AMOUNT OF TRANSACTIONS DIRECTED
                    TRANSACTIONS DIRECTED TO FIRMS         TO FIRMS PROVIDING RESEARCH
                                PROVIDING RESEARCH                       JULY 31, 2010
FUND                                 JULY 31, 2010
---------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                $[ ]                                $[ ]
---------------------------------------------------------------------------------------

     The following table shows the aggregate amount of brokerage commissions paid by the Structured Large Cap Plus Fund for the fiscal years ended July 31 of each year shown:

---------------------------------------------------------------------------------------
                               TOTAL BROKERAGE     TOTAL BROKERAGE      TOTAL BROKERAGE
                              COMMISSIONS PAID    COMMISSIONS PAID     COMMISSIONS PAID
FUND                             JULY 31, 2010       JULY 31, 2009        JULY 31, 2008
---------------------------------------------------------------------------------------
Structured Large Cap Plus Fund            $[ ]            $415,235             $499,957
---------------------------------------------------------------------------------------

     For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.

     During the fiscal year ended July 31, 2010, the Structured Large Cap Plus Fund acquired securities of certain of the Fund regular broker dealers or the parents of such firms. The aggregate holdings of the Fund of those brokers or dealers as of July 31, 2010 (amounts in thousands, except shares) were as follows:

BROKER/DEALER        FUND                 SHARES      PRINCIPAL     MARKET VALUE
-------------        ----                 ------      ---------     ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                PURCHASING SHARES

     Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

CONVERSION TO FEDERAL FUNDS

     It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

     Investors may, in certain circumstances as permitted by the Funds' custodian, exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Adviser, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to the custodian. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Adviser. This securities exchange feature may not be available to shareholders of certain financial intermediaries that may not be able to support this.

     A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

     Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

     Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the Distributor may elect to reallow up to the following amounts:

Class A Shares

                                     All Funds
--------------------------------------------------------------------------------
                                                               Dealer
Purchase Amount                      Load/Sales Charge         Reallowance
--------------------------------------------------------------------------------
Less than $50,000                          5.00%               4.50%
$50,000 but less than $100,000             4.50%               4.00%
$100,000 but less than $250,000            3.50%               3.00%
$250,000 but less than $500,000            2.50%               2.10%
$500,000 but less than $1,000,000          2.00%               1.70%
$1,000,000 but less than $5,000,000*       0.00%               1.00%
$5,000,000 but less than $25,000,000*      0.00%               0.75%
$25,000,000 or more*                       0.00%               0.50%

     A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 12 months.

     *If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

     Class A Shares are sold with an initial sales charge as detailed in the chart above.

     The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

    ----------------------------------------------------------------------------
     Rate               Fund
    ----------------------------------------------------------------------------
     Up to 0.25%        All Funds currently making payments under a Class A
                        Shares distribution plan
    ----------------------------------------------------------------------------

Class B Shares

     Effective May 15, 2007, Class B shares are closed to all new shareholders. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

     The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

    ----------------------------------------------------------------------------
     Rate               Fund
    ----------------------------------------------------------------------------
     Up to 0.25%        All Funds currently making payments under a Class B
                        Shares distribution plan
    ----------------------------------------------------------------------------

Class C Shares

     Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

     The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

    ----------------------------------------------------------------------------
     Rate                                Fund
    ----------------------------------------------------------------------------
     Up to 0.75% subsequent to first     All funds currently making payments
     12 months                           under a Class C Shares 12b-1
                                         distribution plan
    ----------------------------------------------------------------------------

     All underwriters retain monies, as well as 12b-1 and service fees for shareholder accounts held directly with the funds may be used by the Distributor or the Adviser to offset the costs of the Distributor and other distribution activities.

                ADDITIONAL PAYMENTS BY THE ADVISER AND AFFILIATES

     Under certain circumstances, the Adviser or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Adviser or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Adviser or its affiliates may terminate such payments at any time.

     "Financial intermediaries" are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or adviser, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets", sponsors of wrap fee programs, and sponsors of networking systems.

     The Adviser and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Adviser's and/or its affiliate's own resources, including from the profits derived from the advisory fees the Adviser receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Adviser and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue-sharing". Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Adviser's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Adviser with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Adviser and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the FINRA) designed to increase sales representatives' awareness about Funds.

     The Adviser and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Adviser and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Adviser may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Adviser to provide educational and training support for the intermediary's sales personnel relating to the Funds, the availability of the Funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Adviser's and/or its affiliate's relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Adviser and/or its affiliates sell more of the Funds or retain more shares of the Funds in their client accounts, the Adviser benefits from the incremental management and other fees it receives with respect to those assets.

     In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Adviser and/or their affiliates, or any other fees or expenses it charges.

     Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

     Transaction Fee. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

     Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

     If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge, and you sell any of these shares within twelve (12) months of their purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

EXCHANGING OR CONVERTING SHARES

     You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

     In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder's ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

     Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.

REDEMPTION IN KIND

     The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

     Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE FUNDS

     Except as noted below, investments of the Structured Large Cap Plus Fund and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Investments of the Asset Allocation Funds in underlying funds are based on the net asset value of such underlying funds.

     With regard to each of the Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures adopted by the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

     The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

     The value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below) and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year.

     In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

     For purposes of meeting the diversification requirement described in (b) above, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Additionally, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

     Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gain. Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS

     An Asset Allocation Fund will not be able to offset gains realized by one underlying fund ("Underlying Fund") in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

     Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, an Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when an Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, an Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).

     In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a Fund's sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to the wash-sale rules, certain related-party transaction rules may cause any losses generated by an Asset Allocation Fund on the sale of an Underlying Fund's shares to be deferred (or, in some cases, permanently disallowed) if the Fund and the underlying fund are part of the same "controlled group" (as defined in Section 267(f) of the Code) at the time the loss is recognized. For these purposes, an Asset Allocation Fund and an Underlying Fund will be part of the same controlled group if, for example, an Asset Allocation Fund owns more than 50% of the total outstanding voting securities of the Underlying Fund. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that an Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had an Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from an Asset Allocation Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds.

     If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a RIC, and the Underlying Fund designated such dividends as "qualified dividend income," then an Asset Allocation Fund is permitted in turn to designate a corresponding portion of its distributions as "qualified dividend income" as well, provided the Asset Allocation Fund meets holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both an Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.

     Depending on an Asset Allocation Fund's percentage ownership in an Underlying Fund before and after a redemption of shares of such Underlying Fund, the Asset Allocation Fund's redemption of shares of such Underlying Fund may cause the Asset Allocation Fund to be treated as receiving a dividend in the full amount of the redemption proceeds instead of receiving capital gain on the redemption of the shares of the Underlying Fund. This could be the case if an Asset Allocation Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify as "qualified dividend income" and thus be eligible to be taxed at the rates applicable to long-term capital gain; otherwise it would be taxable as ordinary income.

     Although each Asset Allocation Fund may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Asset Allocation Fund invests, an Asset Allocation Fund will not be able to pass through to its own shareholder any foreign tax credit borne in respect of foreign securities income earned by an Underlying Fund (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). In addition, the Asset Allocation Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Asset Allocation Funds will not invest in Underlying Funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

     The fact that an Asset Allocation Fund achieves its investment objectives by investing in Underlying Funds generally will not adversely affect the Asset Allocation Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Asset Allocation Fund are offset by deductions allocable to the Asset Allocation Fund's qualified interest income or (2) short-term capital gains dividends received by the Asset Allocation Fund are offset by the Asset Allocation Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Asset Allocation Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.

     The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS

     Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain from the sale of investments that a Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

     Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

     If a Fund makes a distribution to a shareholder in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund may be particularly susceptible to this possibility because it may seek to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

     For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Additionally, dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Funds as well as the shareholder.

     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain for individual shareholders, nor will it be eligible for the dividends-received deduction for corporate shareholders.

     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

     A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

SELLING SHARES

     Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital gain or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.

     Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by a shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

     Dividends, interest and gains received by a Fund from investments in securities of foreign issues may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders in the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets consists of securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.

     If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes, subject to generally applicable limitations under the Code. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Asset Allocation Funds do not expect to be eligible to make this election.

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat a PFIC as a "qualified electing fund" ("QEF"). If a Fund makes a "mark to market" election with respect to a PFIC, the Fund will recognize each year as ordinary income or, subject to certain limitations, as ordinary loss, an amount determined as though the Fund had sold and repurchased its holdings in that PFIC on the last day of the Fund's taxable year. If a Fund makes a QEF election with respect to a PFIC, the Fund will be required to include as income its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the company. These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

     A PFIC is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

HEDGING

     If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its income as determined for tax purposes. If a Fund's book income exceeds its income as determined for tax purposes, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of a recipient's basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its income as determined for tax purposes, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

DISCOUNT SECURITIES

     Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

     Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.

     Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID which could affect the character and timing of recognition of income by the Fund.

     If a Fund holds the foregoing kinds of securities, it may be required to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations, and its shareholders may accordingly receive a larger capital gain distribution than they would in the absence of such transactions.

MASTER LIMITED PARTNERSHIPS

     Some amounts received by a Fund from its investments in master limited partnerships ("MLPs") will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code's recapture provisions will be taxable to the Fund shareholders as ordinary income.

REAL ESTATE INVESTMENT TRUSTS

     A Fund's investments in real estate investment trust ("REIT") equity securities may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

     Some of REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under legislation enacted in December 2006, if a charitable remainder trust (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to such shareholders, multiplied by the highest U.S. federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce the shareholder's distributions for the year by the amount of the tax that relates to the shareholder's interest in a Fund. The Funds have not yet determined whether this election will be made. The extent to which the October 2006 IRS guidance remains applicable in light of the December 2006 legislation is unclear. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

BACKUP WITHHOLDING

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     In order for a foreign investor to qualify for an exemption from the backup withholding or reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

     Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

TAX-EXEMPT SHAREHOLDERS

     Under current law, a Fund serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

NON-U.S. SHAREHOLDERS

     Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and tax-exempt interest dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, such Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund ("interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund ("short-term capital gain dividends"). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions, the special withholding exemptions for interest-related dividends and short-term capital gain dividends will expire and such dividends will be subject to withholding in taxable years beginning on or after January 1, 2010. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

     A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends (or exempt-interest dividends) unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

GENERAL

     The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the U.S. federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS

     The financial statements and related report of the independent registered public accounting firm for the Fifth Third Structured Large Cap Plus Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM) for the fiscal year ended July 31, 2010 are incorporated herein by reference into this SAI from the annual reports for those Funds (File Nos. 33-24848 and 811-05669).

                                   APPENDIX A

                   STANDARD AND POOR'S RATINGS GROUP CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

                  MOODY'S INVESTORS SERVICE, INC. CORPORATE AND
                        MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB-BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B-B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C-Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. `DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.

                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o   Leading market positions in well-established industries.

o   High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

                                   APPENDIX B

BENEFICIAL OWNERSHIP
--------------------

     The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of October 31, 2010.

----------------------------------------------------------------------------
 FUND/CLASS                         PERCENT OF THE CLASS TOTAL ASSETS
                                    HELD BY THE SHAREHOLDER
----------------------------------------------------------------------------

----------------------------------------------------------------------------

     [As of October 31, 2010, shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee. ]

                          FIFTH THIRD FUNDS
                                PART C

ITEM 28. EXHIBITS

(a) Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to Exhibit (a) to Registrant's
     Post-Effective Amendment No. 53 on Form N-1A (filed November 22,
     2004).

(b)  Amended and Restated By-Laws of the Registrant is filed herein.

(c) The rights of holders of the securities being registered are included in the following documents: Article III, Sections 1, 2, 3, 4 and 5,
     Article IV, Sections 2, 3 and 7, Article VIII, Sections 1, 2, 3 and 4, Article X, Sections 1, 2, and 5, Article XI, Sections 1 and 3, and
     Article XII, Sections 3, 4 and 5 of the Amended and Restated Declaration of Trust of the Registrant (as incorporated by reference in Exhibit (a) herein).

(d)  (i)     Investment Advisory Contract dated November 6, 2003 between the
             Registrant and Fifth Third Asset Management, Inc., including
             Amended Schedule A dated November 10, 2003 is incorporated by reference to Exhibit (d)(i) to Registrant's Post-Effective
             Amendment No. 53 on Form N-1A (filed November 22, 2004).

             (A) Amended Schedule A dated September 29, 2005 to the Investment Advisory Contract is incorporated by reference to Exhibit (d)(i)(A) to Registrant's Post-Effective Amendment No. 58 on Form N-1A (filed September 28, 2006).

     (iii) Sub-Advisory Agreement for the Fifth Third High Yield Bond Fund between Fifth Third Asset Management, Inc. and Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit
             (d)(iii) to Registrant's Post-Effective Amendment No. 58 on form N-1A (filed September 28, 2006).

(e) Distribution Agreement between the Registrant and FTAM Funds Distributor, Inc., including Schedule A, is incorporated by reference to Exhibit (e) to Registrant's Post-Effective Amendment No. 69 on Form N-1A (filed November 28, 2008).

(f)  Not applicable.

(g)  (i)     Custodian Agreement between the Registrant and State Street
             Bankand Trust Company is incorporated by reference to Exhibit
             (g)(i) to Registrant's Post-Effective Amendment No. 69 on Form
             N-1A (filed November 28, 2008).

(h)  (i)     Administration Agreement between the Registrant and Fifth Third
             Asset Management, Inc. is incorporated by reference to Exhibit
             (h)(i) to Registrant's Post-Effective Amendment No. 65 on Form
             N-1A (filed July 2, 2007).

     (ii) Sub-Administration Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(ii) to Registrant's Post-Effective Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

     (iii) Collective Investment Trust Accounting Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(iii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (iv) Investment Sub-Accounting Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(iv) to Registrant's Post-Effective Amendment No. No. 69 on Form N- 1A (filed November 28, 2008).

             (A) Investment Sub-Accounting Services Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)
                     (iv)(A) to Registrant's Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

     (v) Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit (h)(v) to Registrant's Post-Effective Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

     (vi) Services Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit
             (h)(iv)(A) to Registrant's Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

     (vii)   Amended and Restated Shareholder Servicing Plan is filed herein.

     (viii) Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(viii) to Registrant's Post-Effective Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

             (A) First Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit
                     (h)(viii) to Registrant's Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

             (B) Second Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit
                     (h)(viii) to Registrant's Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

             (C) Third Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is filed herein.

     (ix) Expense Limitation Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)
             (ix) to Registrant's Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

(i) (A) Opinion regarding validity of shares is incorporated herein by reference to Exhibit (i) to Registrant's Post Effective Amendment No. 69 on Form N-1A (filed November 28, 2008) for all Funds except the Fifth Third Structured Large Cap Plus Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM).

     (B) Opinion regarding validity of shares is incorporated herein by reference to Exhibit (i) to Registrant's Post Effective Amendment No. 70 on Form N-1A (filed December 1 2008) for Fifth Third Structured Large Cap Plus Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM).

(j)  Not applicable.

(k)  Not applicable.

(l) Initial Capital Understanding is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A (filed February 28, 1995).

(m)  Amended and Restated Rule l2b-1 Plan is filed herein.

(n) Amended and Restated Multiple Class Plan dated September 23, 2009 is incorporated by reference to Exhibit (h)(ix) to Registrant's
     Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

(p)  (i)     Amended Code of Ethics for Fifth Third Funds is incorporated by reference to Exhibit (p)(i) to Registrant's Post-Effective
             Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

     (ii) Amended Code of Ethics for Fifth Third Asset Management Inc. is filed herein.

     (iii) Code of Ethics of Fort Washington Investment Advisors, Inc. is filed herein.

     (iv)    Code of Ethics of ALPS Distributors, Inc. is filed herein.

(q) Powers of Attorney for Edward Burke Carey, David J. Durham, J. Joseph Hale, Jr., John E. Jaymont and David J. Gruber, each an Independent Trustee of the Registrant, and Shannon King, E. Keith Wirtz and Matthew W. Ebersbach, each an officer of the Registrant, are incorporated by reference to Exhibit (q) to Registrant's Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 30. INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD ASSET MANAGEMENT, INC.

Fifth Third Asset Management, Inc. ("FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263,serves as Registrant's investment adviser. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp. Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature. In addition to those indicated below, the directors and officers of FTAM are also employees of Fifth Third Bank, the parent company of FTAM.

---------------------------------------------------------------------------------------------------
NAME                 POSITION WITH FIFTH THIRD ASSET     OTHER SUBSTANTIAL BUSINESS, VOCATION,
                     MANAGEMENT INC                      PROFESSION OR EMPLOYMENT
---------------------------------------------------------------------------------------------------
Scott Billeadeau     Director of Mid Cap/Small Cap       Director of Factset Research Systems, Inc.
                     Growth Strategies
---------------------------------------------------------------------------------------------------

The principal business address of Factset Research Systems, Inc. is 601 Merritt 7, Norwalk, CT 06851.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

Fort Washington Investment Advisors, Inc. ("Fort Washington"), 303 Broadway, Suite 1200, Cincinnati, Ohio, 45202, serves as investment sub-advisor to the High Yield Bond Fund. Fort Washington is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western- Southern Mutual Holding Company. As of December 31, 2009, Fort Washington had discretionary management authority with respect to approximately $29.9 billion of assets.

The following list sets forth the business and other connections of the directors and executive officers of Fort Washington.

---------------------------------------------------------------------------------------------------------------------------------
NAME                    EMPLOYMENT AND BUSINESS          PRINCIPAL              OUTSIDE DIRECTOR AND TRUSTEESHIPS
                        ADDRESS                          OCCUPATION
                                                         WITH ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Barrett, John           Western and Southern Life        Chairperson,           (1) Chairman of Board & CEO - The Western
                        Insurance Co                     Board of               and Southern Life Insurance Co.
                        400 Broadway                     Directors              (2) Chairman of Board & CEO - Western &
                        Cincinnati Ohio 45202                                   Southern Financial Group, Inc.
                                                                                (3) Chairman of Board & CEO - Western-
                                                                                Southern Life Assurance Company
                                                                                (4) Director & Chairman - Columbus Life
                                                                                Insurance Co.
                                                                                (5) Director & Chairman - Integrity Life
                                                                                Insurance Co.
                                                                                (6) Director & Chairman - National Integrity
                                                                                Life Insurance Co.
                                                                                (7) Director - Eagle Realty Group, Inc.
                                                                                (8) Director - Eagle Realty Investments, Inc.
                                                                                (9) Director - Capital Analysts, Inc.
                                                                                (10) Director, Chairman & CEO - West Ad, Inc
                                                                                (11) President & Trustee - Western & Southern
                                                                                Financial fund, Inc.
                                                                                (12) Board Member - Convergys Corp.
---------------------------------------------------------------------------------------------------------------------------------
Bell, Margaret          Fort Washington Investment       Managing               Endowment Committee Head for Armstrong
                        Advisors, Inc.                   Director,              Chapel United Methodist Church
                        303 Broadway                     Business
                        Suite 1200                       Development
                        Cincinnati Ohio 45202
---------------------------------------------------------------------------------------------------------------------------------
Freitch, Mark           Fort Washington Investment       Managing               n/a
                        Advisors, Inc.                   Director,
                        303 Broadway                     Investment
                        Suite 1200                       Operations &
                        Cincinnati Ohio 45202            Marketing
---------------------------------------------------------------------------------------------------------------------------------
Hawkins, Michele        Fort Washington Investment       Managing               (1) Member Investment Committee - Greater
                        Advisors, Inc.                   Director, Chief        Cincinnati Foundation
                        303 Broadway                     Compliance             (2) Committee Member - National Society of
                        Suite 1200                       Officer                Compliance Professionals
                        Cincinnati Ohio 45202                                   (3) Advisory Board - Xavier Univ. Cintas Inst.
                                                                                For Business Ethics and Social Responsibility
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NAME                    EMPLOYMENT AND BUSINESS          PRINCIPAL              OUTSIDE DIRECTOR AND TRUSTEESHIPS
                        ADDRESS                          OCCUPATION
                                                         WITH ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Rahe, Maribeth          Fort Washington Investment       President/CEO          (1) Board Member ,Budget/Finance
                        Advisors, Inc.                                          Committee - Cincinnati USA Regional Chamber
                        303 Broadway                                            (2) Advisory Council - Center for Women's
                        Suite 1200                                              Business Research
                        Cincinnati Ohio 45202                                   (3) Life Trustee - New York Landmarks Conservancy
                                                                                (4) Life Trustee - Rush-Presbyterian-St. Luke's
                                                                                Medical Center
                                                                                (5) Chairman of the Board-Capital Analysts, Inc.
                                                                                (6) Board Member - Consolidated
                                                                                Communications Illinois Holdings, Inc.
                                                                                (7) Chairperson / Chief Volunteer Officer -
                                                                                2009 Go Red for Women (American Heart Association)
                                                                                (8) Vice Chairman - Cincinnati Arts Association
                                                                                (9) Advisory Board - Sisters of Notre Dame
                                                                                de Namur
                                                                                (10) Advisory Board - Xavier University
                                                                                (11) Advisory Board - CincyTechUSA
                                                                                (12) Investment Committee - United Way of
                                                                                Cincinnati
                                                                                (13) Cabinet Member - Strategic Development
                                                                                Cabinet of the United Way of Cincinnati
                                                                                (14) Treasurer - Women's Capital Club
                                                                                (15) Board of Governors - Cincinnati Country
                                                                                Club
                                                                                (16) Board member - First Financial Bank Corp
---------------------------------------------------------------------------------------------------------------------------------
Sargen, Nick            Fort Washington Investment       Chief Investment       (1) Board of Trustees, Treasurer - Good
                        Advisors, Inc.                   Officer                Samaritan Hospital Foundation
                        303 Broadway                                            (2) Board Member - Integrity Life Insurance
                        Suite 1200                                              (3) Chairman - Xavier Department of Finance
                        Cincinnati Ohio 45202                                   Advisory Board
                                                                                (4) Investment Committee - Christ Church
                                                                                Cathedral (non-voting)
---------------------------------------------------------------------------------------------------------------------------------
Seagraves, Kevin        Fort Washington Investment       Asst. Vice             (1) President, Community Homeowners
                        Advisors, Inc.                   President              Association
                        303 Broadway
                        Suite 1200
                        Cincinnati Ohio 45202
---------------------------------------------------------------------------------------------------------------------------------
Vance, Jim              Western and Southern Life        Treasurer              Investment Committee - Church of the
                        Insurance Co                                            Redeemer
                        400 Broadway
                        Cincinnati Ohio 45202
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NAME                    EMPLOYMENT AND BUSINESS          PRINCIPAL              OUTSIDE DIRECTOR AND TRUSTEESHIPS
                        ADDRESS                          OCCUPATION
                                                         WITH ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Walker, Bob             Western and Southern Life        Director               (1) Board Member - Computer Services, Inc.
                        Insurance Co                                            (CSI)
                        400 Broadway                                            (2) Board Member - Tri-Health
                        Cincinnati Ohio 45202                                   (3) Board of Trustees - Bethesda, Inc
                                                                                (4) Director - Eagle Realty Group, LLC
                                                                                (5) Director - Integrity Life Insurance
                                                                                Company
                                                                                (6) Director - National Integrity Life
                                                                                (7) Director - Fort Washington
                                                                                (8) Director - Lafayette Life Insurance
                                                                                (9) Director - Columbus Life Insurance
                                                                                (10) CFO - The Western and Southern Life
                                                                                Insurance Company
---------------------------------------------------------------------------------------------------------------------------------
White, Brendan          Fort Washington Investment       Vice President,        Board Member - The Friars Club
                        Advisors, Inc.                   Sr. Portfolio
                        303 Broadway                     Manager
                        Suite 1200
                        Cincinnati Ohio 45202
---------------------------------------------------------------------------------------------------------------------------------
Wiedenheft, Terrie      IFS                              Asst. Treasurer        n/a
                        303 Broadway
                        Suite 1100
                        Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------------------------------------------
Wuebbling, Don          Western and Southern Life        Secretary              (1) Board Member - Cincinnati Symphony
                        Insurance Co                                            Orchestra
                        400 Broadway                                            (2) Board Member - Cincinnati May Festival
                        Cincinnati Ohio 45202                                   (3) Vice-President & General Counsel - The
                                                                                Western and Southern Life Insurance Company
                                                                                (4) Chief Legal Officer, Secretary & Director -
                                                                                Touchstone Advisors, Inc.
                                                                                (5) Senior VP & Secretary - Columbus Life
                                                                                Insurance Co.
                                                                                (6) Secretary & Director - Eagle Realty Group,
                                                                                LLC
                                                                                (7) Secretary & Director - IFS Financial
                                                                                Services, Inc.
                                                                                (8) Director - Touchstone Securities, Inc.
                                                                                (9) Director - IFS Agency Services, Inc.
                                                                                (10) Director - W&S Financial Group
                                                                                Distributors, Inc.
                                                                                (11) Director - IFS Systems, Inc.
                                                                                (12) Director - Integrated Fund Services, Inc.
                                                                                (13) Director - IFS Holdings, Inc.
                                                                                (14) Director - Capital Analysts Incorporated
                                                                                (15) Director - Integrity Life Insurance
                                                                                Company
---------------------------------------------------------------------------------------------------------------------------------

ITEM 32. PRINCIPAL UNDERWRITERS

(a)   FTAM Funds Distributor, Inc. acts as the distributor for the Registrant.

(b) To the best of Registrant's knowledge, the directors and executive officers of FTAM Funds Distributor, Inc. are as follows:

---------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL          POSITIONS AND OFFICES        POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*           WITH REGISTRANT              UNDERWRITER
---------------------------------------------------------------------------------------------------
Spencer P. Hoffman          None                         Director
---------------------------------------------------------------------------------------------------
Edmund J. Burke             None                         Director
---------------------------------------------------------------------------------------------------
Thomas A. Carter            None                         President, Director
---------------------------------------------------------------------------------------------------
John C. Donaldson           None                         Executive Vice President, Chief Financial
                                                         Officer
---------------------------------------------------------------------------------------------------
Jeremy O. May               None                         Executive Vice President, Director
---------------------------------------------------------------------------------------------------
Diana M. Adams              None                         Senior Vice President, Controller,
                                                         Treasurer
---------------------------------------------------------------------------------------------------
Kevin J. Ireland            None                         Senior Vice President, Director of
                                                         Institutional Sales
---------------------------------------------------------------------------------------------------
Mark R. Kiniry              None                         Senior Vice President, National Sales
                                                         Director-Investments
---------------------------------------------------------------------------------------------------
Bradley J. Swenson          None                         Senior Vice President, Chief Compliance
                                                         Officer
---------------------------------------------------------------------------------------------------
Robert J. Szydlowski        None                         Senior Vice President, Chief Technology
                                                         Officer
---------------------------------------------------------------------------------------------------
Tane T. Tyler               None                         Senior Vice President, Secretary, General
                                                         Counsel
---------------------------------------------------------------------------------------------------
Erin Douglas                None                         Vice President, Senior Associate Counsel
---------------------------------------------------------------------------------------------------
JoEllen Legg                None                         Vice President, Associate Counsel
---------------------------------------------------------------------------------------------------
Paul F. Leone               None                         Vice President, Assistant General Counsel
---------------------------------------------------------------------------------------------------
David T. Buhler             None                         Vice President, Associate Counsel
---------------------------------------------------------------------------------------------------
Steven Price                None                         Vice President, Deputy Chief Compliance
                                                         Officer
---------------------------------------------------------------------------------------------------
James Stegall               None                         Vice President, Institutional Sales
                                                         Manager
---------------------------------------------------------------------------------------------------

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203

(c)   Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Asset Management Inc. (Advisor, Administrator and Accountant) 38 Fountain Square Plaza
Cincinnati, Ohio 45263

State Street Bank and Trust Company (Custodian, Sub-Administrator and Sub-Accountant)
801 Pennsylvania Avenue
Kansas City, MO 64105
and
State Street Bank and Trust Company
4 Copley Place, 3rd Floor
Boston, MA 02111

Boston Financial Data Services, Inc. (Transfer Agent)
30 Dan Road
Canton, Massachusetts 02021

FTAM Funds Distributor, Inc. (Distributor)
1290 Broadway
Suite 1100
Denver, Colorado 80203

Fort Washington Investment Advisors, Inc. (Sub-Advisor to the Fifth Third High Yield Bond Fund)
303 Broadway Street, Suite 1200
Cincinnati, OH 45202

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 72 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, and the State of Ohio, on the 17th day of September, 2010.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed in the capacities and on the dates indicated.

SIGNATURE                    TITLE                            DATE

/s/ E. Keith Wirtz           President and Trustee            September 17, 2010
------------------
E. Keith Wirtz               (Principal Executive Officer)

/s/ Shannon King             Treasurer                        September 17, 2010
----------------
Shannon King                 (Principal Financial Officer)

* /s/ Edward Burke Carey     Chairman and Trustee             September 17, 2010
------------------------
Edward Burke Carey

* /s/ David J. Durham        Trustee                          September 17, 2010
---------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.    Trustee                          September 17, 2010
-------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont        Trustee                          September 17, 2010
---------------------
John E. Jaymont

* /s/ David J. Gruber        Trustee                          September 17, 2010
---------------------
David J. Gruber

*By:   /s/ Matthew A. Swendiman
       ------------------------
       Matthew A. Swendiman

       Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Exhibit (q) to Registrant's Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
EXHIBIT NO.    EXHIBIT
--------------------------------------------------------------------------------
(b)            Amended and Restated By-Laws
--------------------------------------------------------------------------------
(h)(vii)       Amended and Restated Shareholder Servicing Plan
--------------------------------------------------------------------------------
(h)(viii)(C)   Third Amendment to the Securities Lending Authorization
               Agreement
--------------------------------------------------------------------------------
(m)            Amended and Restated Rule l2b-1 Plan
--------------------------------------------------------------------------------
(p) (ii)       Code of Ethics of Fifth Third Asset Management, Inc.
--------------------------------------------------------------------------------
(p)(iii)       Code of Ethics of Fort Washington Investment Advisors, Inc.
--------------------------------------------------------------------------------
(p)(iv)        Code of Ethics of ALPS Distributors, Inc.
--------------------------------------------------------------------------------